UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08326

MFS VARIABLE INSURANCE TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS INVESTMENT MANAGEMENT

MFS® Core Equity Series

MFS® Variable Insurance Trust

QUARTERLY REPORT

March 31, 2011

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited)

MFS Core Equity Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 99.7%
Aerospace - 2.8%
Boeing Co.	2,410	$178,171
Goodrich Corp.	2,530	216,391
Honeywell International, Inc.	8,040	480,068
Precision Castparts Corp.	1,940	285,529
Textron, Inc.	7,640	209,260
United Technologies Corp.	6,890	583,238

		$1,952,657

Airlines - 0.2%
Copa Holdings S.A., “A”	1,000	$52,800
United Continental Holdings, Inc. (a)	4,060	93,339

		$146,139

Apparel Manufacturers - 0.6%
NIKE, Inc., “B”	3,580	$271,006
Phillips-Van Heusen Corp.	1,870	121,606

		$392,612

Automotive - 0.7%
General Motors Co. (a)	9,160	$284,235
Magna International, Inc.	3,490	167,206

		$451,441

Biotechnology - 1.7%
Amgen, Inc. (a)	12,780	$683,091
Anacor Pharmaceuticals, Inc. (a)	12,510	86,569
Gilead Sciences, Inc. (a)	9,620	408,273

		$1,177,933

Broadcasting - 2.0%
CBS Corp., “B”	11,570	$289,713
Discovery Communications, Inc., “A” (a)	3,190	127,281
Viacom, Inc., “B”	6,570	305,636
Walt Disney Co.	14,540	626,529

		$1,349,159

Brokerage & Asset Managers - 1.7%
Affiliated Managers Group, Inc. (a)	1,950	$213,271
Blackrock, Inc.	420	84,424
Charles Schwab Corp.	8,400	151,452
CME Group, Inc.	530	159,822
Franklin Resources, Inc.	2,400	300,192
GFI Group, Inc.	21,820	109,536
LaBranche & Co., Inc. (a)	15,590	61,269
TradeStation Group, Inc. (a)	8,900	62,478

		$1,142,444

Business Services - 1.6%
Accenture Ltd., “A”	4,560	$250,663
Dun & Bradstreet Corp.	1,870	150,049
FleetCor Technologies, Inc. (a)	11,000	359,260
Paychex, Inc.	10,960	343,706

		$1,103,678

Cable TV - 1.2%
Comcast Corp., “Special A”	18,930	$439,555
DIRECTV, “A” (a)	7,900	369,720

		$809,275

Chemicals - 1.8%
Celanese Corp.	12,370	$548,857

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Chemicals - continued
Ecolab, Inc.	5,950	$303,569
Monsanto Co.	4,890	353,351

		$1,205,777

Computer Software - 4.8%
Autodesk, Inc. (a)	16,740	$738,401
Check Point Software Technologies Ltd. (a)	4,910	250,656
Intuit, Inc. (a)	9,380	498,078
Nuance Communications, Inc. (a)	6,080	118,925
Oracle Corp.	30,770	1,026,795
Red Hat, Inc. (a)	7,000	317,730
VeriSign, Inc.	8,410	304,526

		$3,255,111

Computer Software - Systems - 7.5%
Apple, Inc. (a)	7,030	$2,449,603
EMC Corp. (a)	42,010	1,115,365
Hewlett-Packard Co.	6,280	257,292
International Business Machines Corp.	6,600	1,076,262
NICE Systems Ltd., ADR (a)	6,530	241,218

		$5,139,740

Construction - 0.6%
Lennox International, Inc.	2,830	$148,801
Owens Corning (a)	6,750	242,933

		$391,734

Consumer Products - 1.0%
Avon Products, Inc.	24,820	$671,133

Consumer Services - 0.3%
DeVry, Inc.	2,030	$111,792
Priceline.com, Inc. (a)	200	101,288

		$213,080

Containers - 0.3%
Graham Packaging Co., Inc. (a)	12,890	$224,673

Electrical Equipment - 2.5%
Danaher Corp.	24,650	$1,279,335
Sensata Technologies Holding B.V. (a)	11,750	408,078

		$1,687,413

Electronics - 3.0%
Advanced Micro Devices, Inc. (a)	71,746	$617,016
First Solar, Inc. (a)	3,230	519,513
Hittite Microwave Corp. (a)	1,220	77,799
Linear Technology Corp.	8,420	283,165
Microchip Technology, Inc.	13,080	497,171
Oclaro, Inc. (a)	5,100	58,701

		$2,053,365

Energy - Independent - 3.4%
Alpha Natural Resources, Inc. (a)	1,750	$103,898
Apache Corp.	3,630	475,240
Canadian Natural Resources Ltd.	2,380	117,687
CONSOL Energy, Inc.	1,410	75,618
EOG Resources, Inc.	2,560	303,386
Newfield Exploration Co. (a)	3,150	239,431

1

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited) - continued

MFS Core Equity Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Energy - Independent - continued
Occidental Petroleum Corp.	7,530	$786,810
Peabody Energy Corp.	1,620	116,575
Walter Energy, Inc.	680	92,092

		$2,310,737

Energy - Integrated - 5.8%
Chevron Corp.	11,120	$1,194,622
Exxon Mobil Corp. (s)	25,510	2,146,156
Marathon Oil Corp.	5,470	291,606
QEP Resources, Inc.	8,080	327,563

		$3,959,947

Engineering - Construction - 2.0%
Fluor Corp.	18,200	$1,340,612

Food & Beverages - 3.3%
Bunge Ltd.	1,990	$143,937
Coca-Cola Co.	12,380	821,413
Dr Pepper Snapple Group, Inc.	8,200	304,712
General Mills, Inc.	9,820	358,921
PepsiCo, Inc. (s)	9,340	601,589

		$2,230,572

Food & Drug Stores - 1.0%
CVS Caremark Corp.	13,190	$452,681
Whole Foods Market, Inc.	3,760	247,784

		$700,465

Gaming & Lodging - 0.8%
Carnival Corp.	2,230	$85,543
Las Vegas Sands Corp. (a)	3,810	160,858
Marriott International, Inc., “A”	7,740	275,389
Royal Caribbean Cruises Ltd. (a)	1,380	56,939

		$578,729

General Merchandise - 2.1%
Kohl’s Corp.	11,460	$607,838
Target Corp.	17,130	856,671

		$1,464,509

Health Maintenance Organizations - 0.9%
Aetna, Inc.	3,500	$131,005
WellPoint, Inc.	7,210	503,186

		$634,191

Insurance - 4.0%
ACE Ltd.	14,030	$907,741
Aflac, Inc.	1,320	69,670
Allied World Assurance Co.	1,760	110,334
Aon Corp.	10,600	561,376
Chubb Corp.	4,660	285,705
MetLife, Inc.	8,670	387,809
Prudential Financial, Inc.	3,840	236,467
Willis Group Holdings PLC	4,150	167,494

		$2,726,596

Internet - 1.1%
Google, Inc., “A” (a)	1,350	$791,383

Leisure & Toys - 0.4%
Hasbro, Inc.	6,150	$288,066

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Machinery & Tools - 0.9%
Finning International, Inc.	8,260	$244,009
Regal Beloit Corp.	3,020	222,967
WABCO Holdings, Inc. (a)	2,760	170,126

		$637,102

Major Banks - 5.7%
Bank of America Corp.	62,880	$838,190
Bank of New York Mellon Corp.	11,758	351,211
Comerica, Inc.	4,000	146,880
Goldman Sachs Group, Inc.	4,280	678,252
JPMorgan Chase & Co. (s)	27,290	1,258,069
KeyCorp	29,380	260,894
SunTrust Banks, Inc.	11,660	336,274

		$3,869,770

Medical & Health Technology & Services - 1.0%
AmerisourceBergen Corp.	5,600	$221,536
Medco Health Solutions, Inc. (a)	5,250	294,840
Patterson Cos., Inc.	3,120	100,433
Quest Diagnostics, Inc.	1,840	106,205

		$723,014

Medical Equipment - 2.6%
Becton, Dickinson & Co.	3,220	$256,376
Covidien PLC	4,390	228,017
Medtronic, Inc.	7,550	297,093
NxStage Medical, Inc. (a)	4,850	106,603
NxStage Medical, Inc. (a)	3,248	71,391
St. Jude Medical, Inc.	6,750	346,005
Thermo Fisher Scientific, Inc. (a)	4,800	266,640
Thoratec Corp. (a)	8,660	224,554

		$1,796,679

Metals & Mining - 1.0%
Cliffs Natural Resources, Inc.	2,870	$282,064
Teck Resources Ltd., “B”	6,722	356,311
United States Steel Corp.	1,420	76,595

		$714,970

Natural Gas - Distribution - 0.4%
AGL Resources, Inc.	6,210	$247,406

Natural Gas - Pipeline - 0.4%
Kinder Morgan, Inc. (a)	9,930	$294,325

Network & Telecom - 0.9%
Cisco Systems, Inc.	8,600	$147,490
F5 Networks, Inc. (a)	1,970	202,063
Finisar Corp. (a)	10,220	251,412

		$600,965

Oil Services - 2.6%
Cameron International Corp. (a)	8,550	$488,205
Dresser-Rand Group, Inc. (a)	2,580	138,340
Halliburton Co.	14,680	731,651
Schlumberger Ltd.	4,640	432,726

		$1,790,922

Other Banks & Diversified Financials - 2.6%
American Express Co.	3,930	$177,636
BankUnited, Inc.	5,490	157,618
Citigroup, Inc. (a)	71,350	315,367

2

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited) - continued

MFS Core Equity Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Other Banks & Diversified Financials - continued
EuroDekania Ltd. (a)(z)	50,820	$97,100
TCF Financial Corp.	21,190	336,073
Visa, Inc., “A”	5,370	395,339
Zions Bancorporation	13,850	319,381

		$1,798,514

Pharmaceuticals - 4.7%
Abbott Laboratories	22,830	$1,119,811
Johnson & Johnson	13,120	777,360
Pfizer, Inc.	47,519	965,111
Teva Pharmaceutical Industries Ltd., ADR	6,990	350,688

		$3,212,970

Pollution Control - 0.3%
Republic Services, Inc.	7,890	$237,016

Precious Metals & Minerals - 0.2%
Goldcorp, Inc.	2,540	$126,492

Printing & Publishing - 0.5%
Moody’s Corp.	10,000	$339,100

Railroad & Shipping - 1.4%
Aegean Marine Petroleum Network, Inc.	19,910	$162,466
CSX Corp.	5,250	412,650
Kansas City Southern Co. (a)	6,560	357,192

		$932,308

Real Estate - 2.4%
Annaly Mortgage Management, Inc., REIT	18,650	$325,442
Entertainment Properties Trust, REIT	15,030	703,705
Kilroy Realty Corp., REIT	7,560	293,555
Mack-Cali Realty Corp., REIT	8,580	290,862

		$1,613,564

Restaurants - 1.2%
McDonald’s Corp.	10,430	$793,619

Specialty Chemicals - 1.1%
Airgas, Inc.	8,810	$585,160
W. R. Grace & Co. (a)	3,670	140,524

		$725,684

Specialty Stores - 1.9%
Abercrombie & Fitch Co., “A”	4,030	$236,561
Amazon.com, Inc. (a)	2,700	486,351
Dick’s Sporting Goods, Inc. (a)	3,260	130,335
Tiffany & Co.	4,330	266,035
Urban Outfitters, Inc. (a)	6,140	183,156

		$1,302,438

Telecommunications - Wireless - 0.1%
Rogers Communications, Inc., “B”	2,270	$82,628

Telephone Services - 2.6%
American Tower Corp., “A” (a)	5,560	$288,119

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Telephone Services - continued
AT&T, Inc.	22,300	$682,380
Bezeq - The Israel
Telecommunication Corp. Ltd.	60,470	179,312
Qwest Communications International, Inc.	39,140	267,326
Verizon Communications, Inc.	9,890	381,161

		$1,798,298

Tobacco - 2.9%
Altria Group, Inc.	29,130	$758,254
Philip Morris International, Inc.	11,130	730,462
Reynolds American, Inc.	13,820	491,025

		$1,979,741

Trucking - 0.9%
Atlas Air Worldwide Holdings, Inc. (a)	1,970	$137,348

Expeditors International of Washington, Inc.	6,190	310,367
Swift Transportation Co. (a)	12,450	183,015

		$630,730

Utilities - Electric Power - 2.3%
American Electric Power Co., Inc.	9,400	$330,316
Calpine Corp. (a)	7,380	117,121
CMS Energy Corp.	15,740	309,134
PG&E Corp.	5,220	230,620
PPL Corp.	6,850	173,305
Public Service Enterprise Group, Inc.	4,300	135,493
Wisconsin Energy Corp.	9,440	287,920

		$1,583,909

Total Common Stocks		$68,225,335

CONVERTIBLE PREFERRED STOCKS - 0.3%
Utilities - Electric Power - 0.3%
PPL Corp., 9.5%	3,660	$194,858

MONEY MARKET FUNDS (v) - 0.7%
MFS Institutional Money Market Portfolio, 0.19%, at Net Asset Value	452,183	$452,183

Issuer/Expiration Date/ Strike Price	Number of Contracts
CALL OPTIONS PURCHASED - 0.0%
Visa, Inc., “A” - May 2011 @ 70	54	$9,450

Total Investments		$68,881,826

Issuer	Shares/Par	Value ($)
SECURITIES SOLD SHORT - (0.7)%
Electrical Equipment - (0.3)%
Emerson Electric Co.	(3,000)	$(175,290)

Electronics - (0.5)%
Vishay Intertechnology, Inc. (a)	(18,700)	$(331,738)

Total Securities Sold Short		$(507,028)

3

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited) - continued

MFS Core Equity Series

OTHER ASSETS, LESS LIABILITIES - 0.0%	14,204

NET ASSETS - 100.0%	$68,389,002

(a)	Non-income producing security.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short. At March 31, 2011, the value of securities pledged amounted to $822,358.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
EuroDekania Ltd.	6/25/07	$737,167	$97,100
% of Net Assets			0.1%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

MFS Core Equity Series

Supplemental Information (Unaudited) 3/31/11

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially effected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$65,894,468	$106,603	$—	$66,001,071
Canada	1,094,332	—	—	1,094,332
Israel	1,021,874	—	—	1,021,874
Greece	162,466	—	—	162,466
United Kingdom	—	—	97,100	97,100
Panama	52,800	—	—	52,800
Mutual Funds	452,183	—	—	452,183

Total Investments	$68,678,123	$106,603	$97,100	$68,881,826

Short Sales	$(507,028)	$—	$—	$(507,028)

For further information regarding security characteristics, see the Portfolio of Investments.

5

MFS Core Equity Series

Supplemental Information (Unaudited) 3/31/11 - continued

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 12/31/10	$78,292
Change in unrealized appreciation (depreciation)	18,808
Balance as of 3/31/11	$97,100

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at March 31, 2011 is $18,808.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$61,057,225

Gross unrealized appreciation	$10,412,558
Gross unrealized depreciation	(2,587,957)

Net unrealized appreciation (depreciation)	$7,824,601

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Amount	Amount	Amount	Amount
MFS Institutional Money Market Portfolio	104,440	3,443,722	(3,095,979)	452,183

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$155	$452,183

6

M F S®
INVESTMENT MANAGEMENT

MFS® Growth Series

MFS® Variable Insurance Trust

QUARTERLY REPORT

March 31, 2011

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited)

MFS Growth Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 98.7%
Aerospace - 3.5%
Goodrich Corp.	43,310	$3,704,304
Honeywell International, Inc.	126,680	7,564,063
Precision Castparts Corp.	58,210	8,567,348

		$19,835,715

Alcoholic Beverages - 0.6%
Diageo PLC	195,821	$3,722,510

Apparel Manufacturers - 0.8%
LVMH Moet Hennessy Louis Vuitton S.A.	10,862	$1,719,467
NIKE, Inc., “B”	20,186	1,528,080
Phillips-Van Heusen Corp.	18,410	1,197,202

		$4,444,749

Automotive - 0.9%
Johnson Controls, Inc.	123,460	$5,132,232

Biotechnology - 0.9%
Alexion Pharmaceuticals, Inc. (a)	49,530	$4,887,620

Broadcasting - 4.0%
Discovery Communications, Inc., “A” (a)	72,180	$2,879,982
Interpublic Group of Cos., Inc.	309,120	3,885,638
Viacom, Inc., “B”	182,020	8,467,570
Walt Disney Co.	177,330	7,641,150

		$22,874,340

Brokerage & Asset Managers - 1.9%
Affiliated Managers Group, Inc. (a)	72,030	$7,877,921
Blackrock, Inc.	15,629	3,141,585

		$11,019,506

Business Services - 3.9%
Accenture Ltd., “A”	106,160	$5,835,615
Cognizant Technology Solutions Corp., “A” (a)	72,690	5,916,966
Concur Technologies, Inc. (a)	28,500	1,580,325
FleetCor Technologies, Inc. (a)	46,620	1,522,609
MSCI, Inc., “A” (a)	80,380	2,959,592
Verisk Analytics, Inc., “A” (a)	146,860	4,811,134

		$22,626,241

Cable TV - 0.4%
Comcast Corp., “Special A”	97,370	$2,260,931

Chemicals - 2.1%
Celanese Corp.	86,050	$3,818,039
Ecolab, Inc.	46,270	2,360,695
Monsanto Co.	81,850	5,914,481

		$12,093,215

Computer Software - 7.5%
Ariba, Inc. (a)	23,170	$791,024
Autodesk, Inc. (a)	159,850	7,050,984
Check Point Software Technologies Ltd. (a)	132,680	6,773,314
Informatica Corp. (a)	17,230	899,923
Intuit, Inc. (a)	112,890	5,994,459
Oracle Corp.	436,940	14,580,688

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Computer Software - continued
Red Hat, Inc. (a)	50,410	$2,288,110
VeriSign, Inc.	133,313	4,827,264

		$43,205,766

Computer Software - Systems - 9.9%
Apple, Inc. (a)(s)	81,930	$28,548,509
EMC Corp. (a)	602,250	15,989,738
International Business Machines Corp.	43,310	7,062,562
MICROS Systems, Inc. (a)	24,770	1,224,381
Verifone Systems, Inc. (a)	75,290	4,137,186

		$56,962,376

Construction - 1.1%
Owens Corning (a)	91,260	$3,284,447
Stanley Black & Decker, Inc.	40,610	3,110,726

		$6,395,173

Consumer Products - 0.2%
Avon Products, Inc.	48,980	$1,324,419

Consumer Services - 1.3%
Anhanguera Educacional
Participacoes S.A.	36,800	$901,151
Priceline.com, Inc. (a)	4,660	2,360,010
Sotheby’s	83,550	4,394,730

		$7,655,891

Containers - 0.1%
Graham Packaging Co., Inc. (a)	35,150	$612,665

Electrical Equipment - 3.1%
Danaher Corp. (s)	336,650	$17,472,135

Electronics - 3.8%
Advanced Micro Devices, Inc. (a)	259,459	$2,231,347
ARM Holdings PLC	189,474	1,747,736
ASML Holding N.V.	137,690	6,127,205
Broadcom Corp., “A”	81,220	3,198,444
First Solar, Inc. (a)	12,380	1,991,199
JDS Uniphase Corp. (a)	42,880	893,619
KLA-Tencor Corp.	39,480	1,870,168
Microchip Technology, Inc.	52,680	2,002,367
Teradyne, Inc. (a)	81,710	1,455,255

		$21,517,340

Energy - Independent - 6.1%
Apache Corp.	24,800	$3,246,816
Cenovus Energy, Inc.	89,270	3,515,453
Denbury Resources, Inc. (a)	70,490	1,719,956
EOG Resources, Inc.	43,490	5,154,000
Newfield Exploration Co. (a)	56,970	4,330,290
Noble Energy, Inc.	55,210	5,336,047
Occidental Petroleum Corp.	86,160	9,002,858
Whiting Petroleum Corp. (a)	38,060	2,795,507

		$35,100,927

Engineering - Construction - 1.7%
Fluor Corp.	130,600	$9,619,996

1

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited) - continued

MFS Growth Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Food & Beverages - 2.3%
Coca-Cola Co.	91,170	$6,049,130
Green Mountain Coffee Roasters, Inc. (a)	30,830	1,991,926
Mead Johnson Nutrition Co., “A”	85,120	4,931,002

		$12,972,058

Food & Drug Stores - 0.3%
Whole Foods Market, Inc.	27,080	$1,784,572

Gaming & Lodging - 1.3%
Carnival Corp.	123,620	$4,742,063
Las Vegas Sands Corp. (a)	27,770	1,172,449
Wynn Resorts Ltd.	14,130	1,798,043

		$7,712,555

General Merchandise - 3.7%
Costco Wholesale Corp.	74,900	$5,491,668
Dollar General Corp. (a)	66,240	2,076,624
Kohl’s Corp.	123,480	6,549,379
Target Corp.	141,650	7,083,917

		$21,201,588

Health Maintenance Organizations - 0.5%
WellPoint, Inc.	37,020	$2,583,626

Internet - 3.2%
Baidu, Inc., ADR (a)	12,630	$1,740,540
Google, Inc., “A” (a)(s)	24,500	14,362,145
OpenTable, Inc. (a)	21,600	2,297,160

		$18,399,845

Machinery & Tools - 1.6%
Flowserve Corp.	45,330	$5,838,504
Polypore International, Inc. (a)	25,620	1,475,200
Regal Beloit Corp.	23,910	1,765,275

		$9,078,979

Major Banks - 2.0%
Goldman Sachs Group, Inc.	20,730	$3,285,083
JPMorgan Chase & Co.	140,500	6,477,050
SunTrust Banks, Inc.	59,600	1,718,864

		$11,480,997

Medical & Health Technology & Services - 2.6%
AmerisourceBergen Corp.	125,190	$4,952,516
Cerner Corp. (a)	31,940	3,551,728
Diagnosticos da America S.A.	79,600	1,023,857
IDEXX Laboratories, Inc. (a)	32,000	2,471,040
Stericycle, Inc. (a)	35,640	3,160,199

		$15,159,340

Medical Equipment - 2.2%
Becton, Dickinson & Co.	24,970	$1,988,111
Edwards Lifesciences Corp. (a)	18,240	1,586,880
Thermo Fisher Scientific, Inc. (a)	158,000	8,776,900

		$12,351,891

Metals & Mining - 0.7%
BHP Billiton Ltd., ADR	12,290	$1,178,365

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Metals & Mining - continued
Teck Resources Ltd., “B”	56,870	$3,015,247

		$4,193,612

Natural Gas - Pipeline - 0.2%
Kinder Morgan, Inc. (a)	34,790	$1,031,176

Network & Telecom - 3.4%
Ciena Corp. (a)	34,650	$899,514
Cisco Systems, Inc.	158,550	2,719,133
F5 Networks, Inc. (a)	13,190	1,352,898
Juniper Networks, Inc. (a)	113,470	4,774,818
Qualcomm, Inc. (a)	156,660	8,589,668
Trimble Navigation Ltd. (a)	23,630	1,194,260

		$19,530,291

Oil Services - 5.0%
Cameron International Corp. (a)	138,650	$7,916,915
Dresser-Rand Group, Inc. (a)	27,140	1,455,247
Halliburton Co.	89,100	4,440,744
National Oilwell Varco, Inc.	58,130	4,607,965
Schlumberger Ltd.	91,840	8,564,998
Weatherford International Ltd. (a)	80,140	1,811,164

		$28,797,033

Other Banks & Diversified Financials - 2.1%
MasterCard, Inc., “A”	22,900	$5,764,388
TCF Financial Corp.	53,340	845,972
Visa, Inc., “A”	51,210	3,770,080
Zions Bancorporation	60,700	1,399,742

		$11,780,182

Pharmaceuticals - 1.2%
Allergan, Inc.	39,240	$2,786,825
Teva Pharmaceutical Industries Ltd., ADR	79,940	4,010,590

		$6,797,415

Pollution Control - 0.3%
Republic Services, Inc.	56,510	$1,697,560

Printing & Publishing - 1.0%
Lamar Advertising Co., “A” (a)	74,250	$2,742,795
Moody’s Corp.	86,130	2,920,668

		$5,663,463

Railroad & Shipping - 1.3%
CSX Corp.	43,130	$3,390,018
Kansas City Southern Co. (a)	73,520	4,003,164

		$7,393,182

Real Estate - 0.7%
Jones Lang LaSalle, Inc.	42,650	$4,253,911

Restaurants - 1.0%
McDonald’s Corp.	37,620	$2,862,506
Starbucks Corp.	69,420	2,565,069

		$5,427,575

Specialty Chemicals - 1.2%
Airgas, Inc.	35,510	$2,358,574

2

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited) - continued

MFS Growth Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Specialty Chemicals - continued
Praxair, Inc.	46,280	$4,702,048

		$7,060,622

Specialty Stores - 3.2%
Abercrombie & Fitch Co., “A”	62,910	$3,692,817
Amazon.com, Inc. (a)	40,710	7,333,092
Industria de Diseno Textil S.A.	10,379	832,830
PetSmart, Inc.	42,260	1,730,547
Tiffany & Co.	43,190	2,653,594
Tractor Supply Co.	12,920	773,391
Urban Outfitters, Inc. (a)	43,730	1,304,466

		$18,320,737

Telephone Services - 1.9%
American Tower Corp., “A” (a)	211,603	$10,965,267

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Tobacco - 0.8%
Philip Morris International, Inc.	65,410	$4,292,858

Trucking - 1.2%
Expeditors International of Washington, Inc.	91,210	$4,573,269
FedEx Corp.	25,870	2,420,139

		$6,993,408

Total Common Stocks		$565,687,490

MONEY MARKET FUNDS (v) - 1.6%
MFS Institutional Money Market Portfolio, 0.19%, at Net Asset Value	9,338,566	$9,338,566

Total Investments		$575,026,056

OTHER ASSETS, LESS LIABILITIES - (0.3)%		(1,682,351)

NET ASSETS - 100.0%		$573,343,705

(a)	Non-income producing security.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and written options. At March 31, 2011, the value of securities pledged amounted to $568,604. At March 31, 2011, the fund had no short sales outstanding.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

MFS Growth Series

Supplemental Information (Unaudited) 3/31/11

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially effected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$565,687,490	$—	$—	$565,687,490
Mutual Funds	9,338,566	—	—	9,338,566

Total Investments	$575,026,056	$—	$—	$575,026,056

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$471,109,189

Gross unrealized appreciation	$107,249,395
Gross unrealized depreciation	(3,332,528)

Net unrealized appreciation (depreciation)	$103,916,867

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

4

MFS Growth Series

Supplemental Information (Unaudited) 3/31/11 - continued

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	9,944,359	54,674,237	(55,280,030)	9,338,566

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$6,915	$9,338,566

5

MFS® INVESTMENT MANAGEMENT

MFS® Global Equity Series

MFS® Variable Insurance Trust

QUARTERLY REPORT

March 31, 2011

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited)

MFS Global Equity Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 98.4%
Aerospace - 2.7%
Honeywell International, Inc.	12,090	$721,890
United Technologies Corp.	5,250	444,413

		$1,166,303

Alcoholic Beverages - 5.5%
Diageo PLC	43,646	$829,700
Heineken N.V.	20,888	1,141,323
Pernod Ricard S.A.	4,711	439,977

		$2,411,000

Apparel Manufacturers - 4.4%
Burberry Group PLC	11,124	$209,502
Compagnie Financiere Richemont S.A.	8,607	497,116
LVMH Moet Hennessy Louis Vuitton S.A.	4,628	732,618
NIKE, Inc., “B”	6,700	507,190

		$1,946,426

Automotive - 0.4%
Harley-Davidson, Inc.	4,100	$174,209

Broadcasting - 4.9%
Omnicom Group, Inc.	12,470	$611,778
Walt Disney Co.	22,700	978,143
WPP Group PLC	44,129	544,034

		$2,133,955

Brokerage & Asset Managers - 0.9%
Deutsche Boerse AG	4,919	$373,308

Business Services - 2.3%
Accenture Ltd., “A”	13,950	$766,832
Compass Group PLC	27,970	251,493

		$1,018,325

Chemicals - 3.1%
3M Co.	8,900	$832,150
Givaudan S.A.	294	295,600
Monsanto Co.	3,090	223,283

		$1,351,033

Computer Software - 2.9%
Autodesk, Inc. (a)	4,840	$213,492
Dassault Systems S.A.	2,319	178,226
Oracle Corp.	25,840	862,281

		$1,253,999

Computer Software - Systems - 0.9%
Canon, Inc.	8,900	$387,329

Conglomerates - 0.4%
Smiths Group PLC	8,573	$178,374

Construction - 0.8%
Sherwin-Williams Co.	4,250	$356,958

Consumer Products - 6.6%
Beiersdorf AG	3,476	$212,146
Colgate-Palmolive Co.	7,030	567,743
Kao Corp.	6,000	149,675

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Consumer Products - continued
Procter & Gamble Co.	6,663	$410,441
Reckitt Benckiser Group PLC	19,704	1,012,125
Svenska Cellulosa Aktiebolaget	32,584	524,491

		$2,876,621

Electrical Equipment - 3.5%
Legrand S.A.	12,966	$539,410
Rockwell Automation, Inc.	1,700	160,905
Schneider Electric S.A.	4,849	828,763

		$1,529,078

Electronics - 2.6%
Hoya Corp.	17,100	$390,188
Intel Corp.	11,420	230,341
Samsung Electronics Co. Ltd.	598	508,078

		$1,128,607

Energy - Independent - 1.0%
INPEX Corp.	56	$424,814

Energy - Integrated - 0.8%
Chevron Corp.	1,550	$166,517
Royal Dutch Shell PLC, “A”	5,084	184,773

		$351,290

Food & Beverages - 7.3%
Dr Pepper Snapple Group, Inc.	7,800	$289,848
General Mills, Inc.	3,950	144,373
Groupe Danone	9,918	647,901
J.M. Smucker Co.	7,135	509,368
Nestle S.A.	23,656	1,356,003
PepsiCo, Inc.	3,870	249,267

		$3,196,760

Food & Drug Stores - 2.5%
Lawson, Inc.	2,400	$115,701
Tesco PLC	45,682	279,208
Walgreen Co.	17,990	722,119

		$1,117,028

Gaming & Lodging - 0.7%
Ladbrokes PLC	57,155	$121,487
William Hill PLC	70,325	203,857

		$325,344

General Merchandise - 1.1%
Target Corp.	9,440	$472,094

Insurance - 1.5%
AXA	15,974	$333,802
Swiss Reinsurance Co.	5,431	310,723

		$644,525

Major Banks - 8.2%
Bank of New York Mellon Corp.	26,990	$806,191
Erste Group Bank AG	8,981	453,176
Goldman Sachs Group, Inc.	3,150	499,181
Julius Baer Group Ltd.	10,888	472,505
Standard Chartered PLC	20,210	524,245

1

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited) - continued

MFS Global Equity Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Major Banks - continued
State Street Corp.	18,690	$839,929

		$3,595,227

Medical Equipment - 8.2%
DENTSPLY International, Inc.	10,190	$376,928
Medtronic, Inc.	17,630	693,741
Sonova Holding AG	2,149	191,503
St. Jude Medical, Inc.	13,840	709,438
Synthes, Inc.	2,599	351,438
Thermo Fisher Scientific, Inc. (a)	9,530	529,392
Waters Corp. (a)	6,320	549,208
Zimmer Holdings, Inc. (a)	3,040	184,011

		$3,585,659

Network & Telecom - 1.5%
Cisco Systems, Inc.	37,630	$645,355

Oil Services - 1.6%
National Oilwell Varco, Inc.	5,150	$408,241
Schlumberger Ltd.	3,220	300,297

		$708,538

Other Banks & Diversified Financials - 4.5%
Aeon Credit Service Co. Ltd.	9,100	$125,264
American Express Co.	8,310	375,612
Banco Santander Brasil S.A., ADR	22,930	281,122
ICICI Bank Ltd.	7,182	179,763
Komercni Banka A.S.	662	167,058
UBS AG (a)	26,409	473,838
Visa, Inc., “A”	5,060	372,517

		$1,975,174

Pharmaceuticals - 4.3%
Bayer AG	8,870	$686,855
Johnson & Johnson	6,200	367,350
Merck KGaA	4,998	451,056
Roche Holding AG	2,767	395,243

		$1,900,504

Railroad & Shipping - 2.0%
Canadian National Railway Co.	10,414	$783,862
Kuehne & Nagel, Inc. AG	800	111,922

		$895,784

Specialty Chemicals - 7.6%
Akzo Nobel N.V.	10,700	$735,152
L’Air Liquide S.A.	3,212	426,800
Linde AG	8,483	1,339,863
Praxair, Inc.	4,070	413,512
Shin-Etsu Chemical Co. Ltd.	8,600	427,519

		$3,342,846

Specialty Stores - 1.2%
Abercrombie & Fitch Co., “A”	2,930	$171,991
Hennes & Mauritz AB, “B”	6,750	224,148
Sally Beauty Holdings, Inc. (a)	8,590	120,346

		$516,485

Telephone Services - 0.3%
Singapore Telecommunications Ltd.	57,950	$138,841

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Trucking - 1.9%
TNT N.V.	11,215	$287,679
United Parcel Service, Inc., “B”	7,370	547,738

		$835,417

Utilities - Electric Power - 0.3%
Red Electrica de Espana	2,401	$136,448

Total Common Stocks		$43,093,658

MONEY MARKET FUNDS (v) - 0.3%
MFS Institutional Money Market
Portfolio, 0.19%, at Net Asset
Value	151,232	$151,232

Total Investments		$43,244,890

OTHER ASSETS, LESS LIABILITIES - 1.3%		551,984

NET ASSETS - 100.0%		$43,796,874

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Global Equity Series

Supplemental Information (Unaudited) 3/31/11

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially effected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$43,093,658	$—	$—	$43,093,658
Mutual Funds	151,232	—	—	151,232

Total Investments	$43,244,890	$—	$—	$43,244,890

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$37,703,924

Gross unrealized appreciation	$8,204,541
Gross unrealized depreciation	(2,663,575)

Net unrealized appreciation (depreciation)	$5,540,966

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

3

MFS Global Equity Series

Supplemental Information (Unaudited) 3/31/11 - continued

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	71,174	2,526,089	(2,446,031)	151,232

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$143	$151,232

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2011, are as follows:

United States	46.3%
Switzerland	10.2%
United Kingdom	9.5%
France	9.4%
Germany	7.0%
Netherlands	5.3%
Japan	4.6%
Canada	1.8%
Sweden	1.7%
Other Countries	4.2%

4

MFS®
INVESTMENT MANAGEMENT

MFS® High Income Series

MFS® Variable Insurance Trust

QUARTERLY REPORT

March 31, 2011

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited)

MFS High Income Series

Issuer	Shares/Par	Value ($)
BONDS - 92.6%
Aerospace - 1.5%
BE Aerospace, Inc., 8.5%, 2018	$1,010,000	$1,118,575
Bombardier, Inc., 7.5%, 2018 (n)	1,925,000	2,079,000
Bombardier, Inc., 7.45%, 2034 (n)	250,000	240,000
CPI International Acquisition, Inc., 8%, 2018 (z)	315,000	316,575
Hawker Beechcraft Acquisition Co. LLC, 8.5%, 2015	1,045,000	885,638
Huntington Ingalls Industries, Inc., 7.125%, 2021 (z)	915,000	953,888

		$5,593,676

Airlines - 0.0%
Continental Airlines, Inc., 6.748%, 2018	$60,788	$61,244

Apparel Manufacturers - 0.7%
Hanesbrands, Inc., 8%, 2016	$990,000	$1,072,913
Hanesbrands, Inc., 6.375%, 2020	510,000	497,250
Phillips-Van Heusen Corp., 7.375%, 2020	1,105,000	1,168,538

		$2,738,701

Asset-Backed & Securitized - 1.3%
Airlie LCDO Ltd., CDO, FRN, 2.209%, 2011 (a)(p)(z)	$734,234	$337,748
Anthracite Ltd., CDO, 6%, 2037 (z)	290,000	217,500
Arbor Realty Mortgage Securities, CDO, FRN, 2.603%, 2038 (z)	568,229	73,870
ARCap REIT, Inc., CDO, “H”, FRN, 6.054%, 2045 (q)(z)	906,493	24,929
Babson Ltd., CLO, “D”, FRN, 1.803%, 2018 (n)	655,000	510,900
Citigroup Commercial Mortgage Trust, FRN, 5.697%, 2049	985,952	611,452
Crest Ltd., CDO, 7%, 2040	891,460	44,573
CWCapital Cobalt Ltd., CDO, 6.23%, 2045 (a)(p)(z)	1,077,980	21,560
CWCapital Cobalt Ltd., CDO, “F”, FRN, 1.603%, 2050 (z)	510,413	10,208
First Union National Bank Commercial Mortgage Trust, 6.75%, 2032	750,000	662,533
G-Force LLC, CDO, “A2”, 4.83%, 2036 (z)	686,594	660,846
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.058%, 2051	750,000	574,809
Merrill Lynch Mortgage Trust, “B”, FRN, 5.828%, 2050	750,000	462,834
Wachovia Bank Commercial Mortgage Trust, FRN, 5.753%, 2047	579,683	244,891
Wachovia Credit, CDO, FRN, 1.658%, 2026 (z)	372,000	260,400

		$4,719,053

Automotive - 3.1%
Accuride Corp., 9.5%, 2018	$1,215,000	$1,351,688
Allison Transmission, Inc., 11%, 2015 (n)	1,535,000	1,665,475
Ford Motor Credit Co. LLC, 8%, 2014	710,000	789,647

Issuer	Shares/Par	Value ($)
BONDS - continued
Automotive - continued
Ford Motor Credit Co. LLC, 12%, 2015	$4,548,000	$5,724,345
General Motors Corp., 7.125%, 2013 (d)	1,777,000	497,560
Goodyear Tire & Rubber Co., 10.5%, 2016	955,000	1,069,600
UCI International, Inc., 8.625%, 2019 (z)	290,000	304,500

		$11,402,815

Basic Industry - 0.3%
Trimas Corp., 9.75%, 2017	$1,050,000	$1,156,313

Broadcasting - 4.8%
Allbritton Communications Co., 8%, 2018	$955,000	$1,007,525
Citadel Broadcasting Corp., 7.75%, 2018 (z)	190,000	205,913
Entravision Communications Corp., 8.75%, 2017	300,000	319,500
Gray Television, Inc., 10.5%, 2015	300,000	319,125
Inmarsat Finance PLC, 7.375%, 2017 (n)	1,410,000	1,487,550
Intelsat Bermuda Ltd., 11.25%, 2017	935,000	1,021,488
Intelsat Jackson Holdings Ltd., 9.5%, 2016	2,725,000	2,874,875
Intelsat Jackson Holdings Ltd., 11.25%, 2016	405,000	431,831
Lamar Media Corp., 6.625%, 2015	1,460,000	1,492,850
LBI Media, Inc., 8.5%, 2017 (z)	645,000	533,738
Local TV Finance LLC, 9.25%, 2015 (p)(z)	1,542,946	1,500,515
Newport Television LLC, 13%, 2017 (n)(p)	475,186	474,526
Nexstar Broadcasting, Inc., 7%, 2014 (p)	1,350,998	1,313,846
Nexstar Broadcasting, Inc., 7%, 2014	444,000	433,455
Salem Communications Corp., 9.625%, 2016	174,000	187,920
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)	585,000	652,275
Sinclair Broadcast Group, Inc., 8.375%, 2018 (n)	195,000	206,213
SIRIUS XM Radio, Inc., 13%, 2013 (z)	300,000	356,250
SIRIUS XM Radio, Inc., 8.75%, 2015 (n)	1,095,000	1,231,875
SIRIUS XM Radio, Inc., 7.625%, 2018 (n)	760,000	801,800
Univision Communications, Inc., 12%, 2014 (n)	299,000	322,920
Univision Communications, Inc., 7.875%, 2020 (n)	505,000	534,038
Young Broadcasting, Inc., 8.75%, 2014 (d)	545,000	0

		$17,710,028

Brokerage & Asset Managers - 1.0%
E*TRADE Financial Corp., 7.875%, 2015	$430,000	$435,375

1

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited) - continued

MFS High Income Series

Issuer	Shares/Par	Value ($)
BONDS - continued
Brokerage & Asset Managers - continued
E*TRADE Financial Corp., 12.5%, 2017	$1,160,000	$1,383,300
Janus Capital Group, Inc., 6.7%, 2017	1,655,000	1,783,764

		$3,602,439

Building - 1.7%
Building Materials Holding Corp., 6.875%, 2018 (n)	$815,000	$833,338
Building Materials Holding Corp., 7%, 2020 (n)	480,000	498,000
CEMEX S.A., 9.25%, 2020	2,130,000	2,207,213
Nortek, Inc., 11%, 2013	927,755	981,101
Nortek, Inc., 10%, 2018 (n)	335,000	360,963
Owens Corning, 9%, 2019	1,275,000	1,506,873

		$6,387,488

Business Services - 1.5%
Interactive Data Corp., 10.25%, 2018 (n)	$975,000	$1,094,438
Iron Mountain, Inc., 6.625%, 2016	1,765,000	1,773,825
Iron Mountain, Inc., 8.375%, 2021	285,000	308,513
SunGard Data Systems, Inc., 10.25%, 2015	1,210,000	1,270,500
SunGard Data Systems, Inc., 7.375%, 2018 (n)	480,000	490,800
SunGard Data Systems, Inc., 7.625%, 2020 (n)	575,000	590,813

		$5,528,889

Cable TV - 4.0%
Bresnan Broadband Holdings LLC, 8%, 2018 (z)	$290,000	$305,950
Cablevision Systems Corp., 8.625%, 2017	750,000	834,375
CCH II LLC, 13.5%, 2016	1,120,000	1,341,200
CCO Holdings LLC, 7.875%, 2018	1,635,000	1,737,188
CCO Holdings LLC, 8.125%, 2020	580,000	630,750
Cequel Communications Holdings, 8.625%, 2017 (z)	370,000	385,725
Charter Communications Operating LLC, 10.875%, 2014 (n)	705,000	789,600
CSC Holdings LLC, 8.5%, 2014	1,575,000	1,765,969
CSC Holdings LLC, 8.5%, 2015	510,000	557,175
Insight Communications Co., Inc., 9.375%, 2018 (n)	905,000	1,004,550
Mediacom LLC, 9.125%, 2019	1,065,000	1,139,550
UPCB Finance III Ltd., 6.625%, 2020 (z)	937,000	918,260
Videotron LTEE, 6.875%, 2014	615,000	623,456
Virgin Media Finance PLC, 9.125%, 2016	2,025,000	2,146,500
Virgin Media Finance PLC, 9.5%, 2016	410,000	466,375

		$14,646,623

Chemicals - 4.1%
Ashland, Inc., 9.125%, 2017	$1,245,000	$1,428,638
Celanese U.S. Holdings LLC, 6.625%, 2018 (n)	705,000	726,150
Hexion U.S. Finance Corp/Hexion Nova Scotia Finance, 8.875%, 2018	1,720,000	1,818,900

Issuer	Shares/Par	Value ($)
BONDS - continued
Chemicals - continued
Hexion U.S. Finance Corp/Hexion
Nova Scotia Finance, 9%, 2020 (n)	$290,000	$300,694
Huntsman International LLC, 8.625%, 2021 (n)	1,170,000	1,275,300
Lyondell Chemical Co., 8%, 2017 (n)	526,000	579,915
Lyondell Chemical Co., 11%, 2018	3,379,755	3,793,775
Momentive Performance Materials, Inc., 12.5%, 2014	1,240,000	1,376,400
Momentive Performance Materials, Inc., 11.5%, 2016	1,935,000	2,075,288
Polypore International, Inc., 7.5%, 2017 (z)	615,000	645,750
Solutia, Inc., 7.875%, 2020	1,095,000	1,188,075

		$15,208,885

Computer Software - 0.2%
Syniverse Holdings, Inc., 9.125%, 2019 (z)	$750,000	$795,000

Computer Software - Systems - 0.5%
DuPont Fabros Technology, Inc., REIT, 8.5%, 2017	$1,545,000	$1,701,431

Conglomerates - 0.9%
Amsted Industries, Inc., 8.125%, 2018 (n)	$1,055,000	$1,124,894
Griffon Corp., 7.125%, 2018 (z)	555,000	564,713
Pinafore LLC, 9%, 2018 (n)	1,315,000	1,426,775

		$3,116,382

Consumer Products - 1.5%
ACCO Brands Corp., 10.625%, 2015	$150,000	$169,125
ACCO Brands Corp., 7.625%, 2015	525,000	535,500
Easton-Bell Sports, Inc., 9.75%, 2016	890,000	1,001,250
Elizabeth Arden, Inc., 7.375%, 2021	670,000	699,313
Jarden Corp., 7.5%, 2017	1,065,000	1,136,888
Libbey Glass, Inc., 10%, 2015	805,000	877,450
Visant Corp., 10%, 2017	965,000	1,042,200

		$5,461,726

Consumer Services - 1.5%
KAR Holdings, Inc., 10%, 2015	$532,000	$560,595
Realogy Corp., 10.5%, 2014	480,000	487,200
Service Corp. International, 6.75%, 2015	790,000	841,350
Service Corp. International, 7%, 2017	1,640,000	1,754,800
Service Corp. International, 7%, 2019	445,000	467,250
Ticketmaster Entertainment, Inc., 10.75%, 2016	1,310,000	1,431,175

		$5,542,370

Containers - 1.8%
Graham Packaging Co. LP/GPC Capital Corp., 9.875%, 2014	$1,975,000	$2,041,656

2

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited) - continued

MFS High Income Series

Issuer	Shares/Par	Value ($)
BONDS - continued
Containers - continued
Graham Packaging Co. LP/GPC
Capital Corp., 8.25%, 2018	$195,000	$209,138
Greif, Inc., 6.75%, 2017	1,070,000	1,128,850
Owens-Illinois, Inc., 7.375%, 2016	650,000	712,563
Packaging Dynamics Corp., 8.75%, 2016 (z)	375,000	383,438
Reynolds Group, 7.75%, 2016 (n)	475,000	502,313
Reynolds Group, 7.125%, 2019 (n)	575,000	589,375
Reynolds Group, 9%, 2019 (z)	655,000	677,925
Reynolds Group, 8.25%, 2021 (z)	450,000	445,500

		$6,690,758

Defense Electronics - 0.4%
ManTech International Corp., 7.25%, 2018	$935,000	$981,750
MOOG, Inc., 7.25%, 2018	510,000	541,875

		$1,523,625

Electronics - 1.0%
Freescale Semiconductor, Inc., 10.125%, 2018 (n)	$535,000	$599,200
Freescale Semiconductor, Inc., 9.25%, 2018 (n)	720,000	788,400
Jabil Circuit, Inc., 7.75%, 2016	1,045,000	1,186,075
NXP B.V., 7.875%, 2014	885,000	919,294
NXP B.V., 9.75%, 2018 (n)	108,000	120,960

		$3,613,929

Emerging Market Sovereign - 0.1%
Republic of Argentina, FRN, 0.467%, 2012	$267,200	$258,981

Energy - Independent - 6.8%
Bill Barrett Corp., 9.875%, 2016	$825,000	$928,125
Carrizo Oil & Gas, Inc., 8.625%, 2018 (n)	825,000	874,500
Chaparral Energy, Inc., 8.875%, 2017	835,000	876,750
Chesapeake Energy Corp., 6.875%, 2020	765,000	826,200
Concho Resources, Inc., 8.625%, 2017	250,000	276,250
Denbury Resources, Inc., 8.25%, 2020	1,040,000	1,162,200
Energy XXI Gulf Coast, Inc., 9.25%, 2017 (n)	730,000	781,100
Harvest Operations Corp., 6.875%, 2017 (n)	1,095,000	1,136,063
Hilcorp Energy I LP, 9%, 2016 (n)	1,600,000	1,676,000
LINN Energy LLC, 8.625%, 2020 (n)	355,000	394,050
LINN Energy LLC, 7.75%, 2021 (n)	791,000	844,393
MEG Energy Corp., 6.5%, 2021 (z)	220,000	223,575
Newfield Exploration Co., 6.625%, 2014	795,000	812,888
Newfield Exploration Co., 6.625%, 2016	855,000	883,856
OPTI Canada, Inc., 9.75%, 2013 (n)	830,000	832,075
OPTI Canada, Inc., 8.25%, 2014	1,765,000	942,069

Issuer	Shares/Par	Value ($)
BONDS - continued
Energy - Independent - continued
Penn Virginia Corp., 10.375%, 2016	$975,000	$1,101,750
Pioneer Natural Resources Co., 6.875%, 2018	1,080,000	1,172,296
Pioneer Natural Resources Co., 7.5%, 2020	1,195,000	1,345,842
Plains Exploration & Production Co., 7%, 2017	1,950,000	2,013,375
QEP Resources, Inc., 6.875%, 2021	1,125,000	1,181,250
Quicksilver Resources, Inc., 8.25%, 2015	1,025,000	1,073,688
Quicksilver Resources, Inc., 9.125%, 2019	1,005,000	1,094,194
Range Resources Corp., 8%, 2019	685,000	755,213
SandRidge Energy, Inc., 8%, 2018 (n)	1,675,000	1,754,563

		$24,962,265

Entertainment - 0.9%
AMC Entertainment, Inc., 8.75%, 2019	$1,010,000	$1,095,850
AMC Entertainment, Inc., 9.75%, 2020 (z)	585,000	625,950
Cinemark USA, Inc., 8.625%, 2019	790,000	863,075
NAI Entertainment Holdings LLC, 8.25%, 2017 (z)	495,000	529,650

		$3,114,525

Financial Institutions - 5.4%
CIT Group, Inc., 5.25%, 2014 (z)	$1,415,000	$1,427,381
CIT Group, Inc., 7%, 2014	845,000	860,844
CIT Group, Inc., 7%, 2016	2,420,000	2,423,025
CIT Group, Inc., 7%, 2017	4,215,000	4,220,269
CIT Group, Inc., 6.625%, 2018 (z)	1,189,000	1,206,835
General Electric Capital Corp., 6.375% to 2017, FRN to 2067	1,163,000	1,194,983
GMAC, Inc., 8%, 2031	680,000	741,200
International Lease Finance Corp., 9%, 2017 (n)	1,405,000	1,580,625
International Lease Finance Corp., 7.125%, 2018 (n)	1,428,000	1,534,386
International Lease Finance Corp., 8.25%, 2020	290,000	317,913
Nationstar Mortgage LLC, 10.875%, 2015 (z)	680,000	700,400
SLM Corp., 8.45%, 2018	465,000	520,800
SLM Corp., 8%, 2020	1,420,000	1,547,800
Springleaf Finance Corp., 6.9%, 2017	1,730,000	1,580,788

		$19,857,249

Food & Beverages - 1.2%
ARAMARK Corp., 8.5%, 2015	$355,000	$370,088
B&G Foods, Inc., 7.625%, 2018	750,000	808,125
Constellation Brands, Inc., 7.25%, 2016	550,000	594,688
Pinnacle Foods Finance LLC, 9.25%, 2015	1,335,000	1,393,406
Pinnacle Foods Finance LLC, 10.625%, 2017	375,000	402,188

3

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited) - continued

MFS High Income Series

Issuer	Shares/Par		Value ($)
BONDS - continued
Food & Beverages - continued
TreeHouse Foods, Inc., 7.75%, 2018		$850,000	$915,875

			$4,484,370

Forest & Paper Products - 2.0%
Boise, Inc., 8%, 2020		$1,065,000	$1,150,200
Cascades, Inc., 7.75%, 2017		695,000	734,094
Georgia-Pacific Corp., 7.125%, 2017 (n)		1,185,000	1,257,581
Georgia-Pacific Corp., 8%, 2024		480,000	548,400
Georgia-Pacific Corp., 7.25%, 2028		320,000	334,400
Graphic Packaging Holding Co., 7.875%, 2018		710,000	760,588
JSG Funding PLC, 7.75%, 2015		215,000	219,838
Millar Western Forest Products Ltd., 7.75%, 2013		1,230,000	1,246,913
Smurfit Kappa Group PLC, 7.75%, 2019 (n)	EUR	715,000	1,061,429

			$7,313,443

Gaming & Lodging - 4.8%
American Casinos, Inc., 7.5%, 2021 (z)		$870,000	$862,388
Firekeepers Development Authority, 13.875%, 2015 (n)		925,000	1,096,125
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (d)(n)		1,190,000	5,950
Gaylord Entertainment Co., 6.75%, 2014		1,675,000	1,702,219
GWR Operating Partnership LLP, 10.875%, 2017		470,000	509,363
Harrah’s Operating Co., Inc., 11.25%, 2017		2,220,000	2,522,475
Harrah’s Operating Co., Inc., 10%, 2018		1,127,000	1,028,388
Harrah’s Operating Co., Inc., 10%, 2018		461,000	420,663
Host Hotels & Resorts, Inc., 6.75%, 2016		920,000	948,750
Host Hotels & Resorts, Inc., 9%, 2017		1,625,000	1,832,188
MGM Mirage, 10.375%, 2014		195,000	223,275
MGM Mirage, 11.125%, 2017		485,000	555,325
MGM Resorts International, 11.375%, 2018		625,000	693,750
MGM Resorts International, 9%, 2020		1,020,000	1,118,175
Penn National Gaming, Inc., 8.75%, 2019		1,085,000	1,197,569
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 2018		580,000	630,025
Station Casinos, Inc., 6.5%, 2014 (d)		2,175,000	218
Station Casinos, Inc., 6.875%, 2016 (d)		2,540,000	254
Station Casinos, Inc., 7.75%, 2016 (d)		472,000	47
Wyndham Worldwide Corp., 6%, 2016		365,000	386,769
Wyndham Worldwide Corp., 7.375%, 2020		1,035,000	1,141,760

Issuer	Shares/Par		Value ($)
BONDS - continued
Gaming & Lodging - continued
Wynn Las Vegas LLC, 7.75%, 2020		$775,000	$821,500

			$17,697,176

Industrial - 1.1%
Altra Holdings, Inc., 8.125%, 2016		$710,000	$761,475
Diversey, Inc., 8.25%, 2019		725,000	777,563
Hillman Group, Inc., 10.875%, 2018 (z)		565,000	627,150
Hyva Global B.V., 8.625%, 2016 (z)		442,000	453,786
Mueller Water Products, Inc., 7.375%, 2017		750,000	733,125
Mueller Water Products, Inc., 8.75%, 2020		554,000	616,325

			$3,969,424

Insurance - 1.4%
American International Group, Inc., 8.175% to 2038, FRN to 2068		$970,000	$1,043,963
ING Capital Funding Trust III, FRN, 3.902%, 2049		970,000	940,491
ING Groep N.V., 5.775% to 2015, FRN to 2049		2,113,000	1,954,525
MetLife, Inc., 9.25% to 2038, FRN to 2038 (n)		900,000	1,086,750

			$5,025,729

Insurance - Property & Casualty - 1.2%
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2088 (n)		$1,625,000	$2,112,500
USI Holdings Corp., 9.75%, 2015 (z)		780,000	799,500
XL Group PLC, 6.5% to 2017, FRN to 2049		1,470,000	1,348,725

			$4,260,725

International Market Sovereign - 0.1%
Republic of Ireland, 5.4%, 2025	EUR	355,000	$335,053

Machinery & Tools - 1.1%
Case Corp., 7.25%, 2016		$545,000	$595,413
Case New Holland, Inc., 7.875%, 2017 (n)		2,140,000	2,378,075
Rental Service Corp., 9.5%, 2014		523,000	547,843
RSC Equipment Rental, Inc., 8.25%, 2021 (z)		470,000	488,800

			$4,010,131

Major Banks - 2.1%
Bank of America Corp., 8% to 2018, FRN to 2049		$2,960,000	$3,183,095
JPMorgan Chase & Co., 7.9% to 2018, FRN to 2049		1,590,000	1,739,635
Royal Bank of Scotland Group PLC, 7.648% to 2031, FRN to 2049		2,525,000	2,360,875
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (d)(n)		530,000	473,688

			$7,757,293

4

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited) - continued

MFS High Income Series

Issuer	Shares/Par	Value ($)
BONDS - continued
Medical & Health Technology & Services - 6.1%
Biomet, Inc., 10%, 2017	$835,000	$915,369
Biomet, Inc., 10.375%, 2017 (p)	500,000	549,375
Biomet, Inc., 11.625%, 2017	1,085,000	1,209,775
Community Health Systems, Inc., 8.875%, 2015	2,010,000	2,120,550
Davita, Inc., 6.375%, 2018	1,000,000	1,010,000
Davita, Inc., 6.625%, 2020	485,000	491,063
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	865,000	991,506
HCA, Inc., 9.25%, 2016	4,240,000	4,563,300
HCA, Inc., 8.5%, 2019	515,000	571,650
HealthSouth Corp., 8.125%, 2020	1,825,000	1,975,563
Tenet Healthcare Corp., 9.25%, 2015	1,745,000	1,921,681
United Surgical Partners International, Inc., 8.875%, 2017	815,000	854,731
United Surgical Partners International, Inc., 9.25%, 2017 (p)	495,000	523,463
Universal Hospital Services, Inc., 8.5%, 2015 (p)	1,630,000	1,701,313
Universal Hospital Services, Inc., FRN, 3.834%, 2015	310,000	300,700
Vanguard Health Systems, Inc., 8%, 2018	1,170,000	1,197,788
VWR Funding, Inc., 10.25%, 2015 (p)	1,277,937	1,351,418

		$22,249,245

Metals & Mining - 1.9%
Arch Coal, Inc., 7.25%, 2020	$490,000	$525,525
Arch Western Finance LLC, 6.75%, 2013	512,000	517,120
Cloud Peak Energy, Inc., 8.25%, 2017	1,015,000	1,106,350
Cloud Peak Energy, Inc., 8.5%, 2019	1,340,000	1,484,050
Consol Energy, Inc., 8%, 2017	765,000	837,675
Consol Energy, Inc., 8.25%, 2020	510,000	565,463
Novelis, Inc., 8.375%, 2017 (n)	585,000	633,263
Novelis, Inc., 8.75%, 2020 (n)	285,000	313,500
Peabody Energy Corp., 5.875%, 2016	225,000	227,813
Peabody Energy Corp., 7.375%, 2016	590,000	654,900

		$6,865,659

Natural Gas - Distribution - 0.6%
AmeriGas Partners LP, 7.125%, 2016	$1,380,000	$1,431,750
Ferrellgas Partners LP, 8.625%, 2020	702,000	761,670

		$2,193,420

Natural Gas - Pipeline - 2.3%
Atlas Pipeline Partners LP, 8.125%, 2015	$805,000	$837,703
Atlas Pipeline Partners LP, 8.75%, 2018	825,000	886,875
Crosstex Energy, Inc., 8.875%, 2018	1,145,000	1,248,050
El Paso Corp., 7%, 2017	1,485,000	1,662,013
El Paso Corp., 7.75%, 2032	535,000	599,511

Issuer	Shares/Par	Value ($)
BONDS - continued
Natural Gas - Pipeline - continued
Energy Transfer Equity LP, 7.5%, 2020	$1,740,000	$1,892,250
Enterprise Products Partners LP, 8.375% to 2016, FRN to 2066	750,000	810,000
Enterprise Products Partners LP, 7.034% to 2018, FRN to 2068	391,000	405,663

		$8,342,065

Network & Telecom - 1.7%
Cincinnati Bell, Inc., 8.25%, 2017	$315,000	$317,363
Cincinnati Bell, Inc., 8.75%, 2018	815,000	769,156
Citizens Communications Co., 9%, 2031	440,000	449,900
Frontier Communications Corp., 8.25%, 2017	295,000	318,600
Frontier Communications Corp., 8.5%, 2020	535,000	579,806
Qwest Communications International, Inc., 8%, 2015	505,000	557,394
Qwest Communications International, Inc., 7.125%, 2018 (n)	1,720,000	1,855,450
Windstream Corp., 8.125%, 2018	215,000	229,513
Windstream Corp., 7.75%, 2020	855,000	878,513
Windstream Corp., 7.75%, 2021 (z)	440,000	447,150

		$6,402,845

Oil Services - 1.0%
Edgen Murray Corp., 12.25%, 2015	$645,000	$632,906
Expro Finance Luxembourg, 8.5%, 2016 (n)	1,070,000	1,059,300
McJunkin Red Man Holding Corp., 9.5%, 2016 (n)	565,000	572,063
Pioneer Drilling Co., 9.875%, 2018	1,375,000	1,478,125

		$3,742,394

Oils - 0.2%
Petroplus Holdings AG, 9.375%, 2019 (n)	$785,000	$794,813

Other Banks & Diversified Financials - 2.4%
Capital One Financial Corp., 10.25%, 2039	$1,345,000	$1,459,325
Citigroup Capital XXI, 8.3% to 2037, FRN to 2077	2,825,000	2,938,000
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	710,000	796,528
LBG Capital No.1 PLC, 7.875%, 2020 (n)	1,515,000	1,477,883
Santander UK PLC, 8.963% to 2030, FRN to 2049	1,948,000	2,133,060

		$8,804,796

Pharmaceuticals - 0.0%
Valeant Pharmaceuticals International, Inc., 6.75%, 2017 (n)	$132,000	$130,020

5

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited) - continued

MFS High Income Series

Issuer	Shares/Par	Value ($)
BONDS - continued
Printing & Publishing - 0.5%
American Media, Inc., 13.5%, 2018 (z)	$94,618	$96,983
McClatchy Co., 11.5%, 2017	590,000	663,750
Nielsen Finance LLC, 11.5%, 2016	501,000	589,928
Nielsen Finance LLC, 7.75%, 2018 (n)	480,000	514,800

		$1,865,461

Railroad & Shipping - 0.5%
Kansas City Southern Railway, 8%, 2015	$1,825,000	$1,980,125

Real Estate - 0.7%
CB Richard Ellis Group, Inc., 11.625%, 2017	$620,000	$731,600
Entertainment Properties Trust, REIT, 7.75%, 2020 (n)	1,145,000	1,236,600
Kennedy Wilson, Inc., 8.75%, 2019 (z)	665,000	660,325

		$2,628,525

Restaurants - 0.1%
Dunkin Finance Corp., 9.625%, 2018 (n)	$384,000	$391,200

Retailers - 2.7%
Burlington Coat Factory Warehouse Corp., 10%, 2019 (z)	$225,000	$218,250
Chinos Acquisition Corp., 8.125%, 2019 (z)	740,000	726,125
Express LLC/Express Finance Corp., 8.75%, 2018	665,000	721,525
Limited Brands, Inc., 6.9%, 2017	760,000	815,100
Limited Brands, Inc., 6.95%, 2033	430,000	399,900
Neiman Marcus Group, Inc., 10.375%, 2015	1,365,000	1,438,369
QVC, Inc., 7.375%, 2020 (n)	870,000	906,975
Sally Beauty Holdings, Inc., 10.5%, 2016	1,585,000	1,723,688
Toys “R” Us Property Co. II LLC, 8.5%, 2017	790,000	849,250
Toys “R” Us, Inc., 10.75%, 2017	1,260,000	1,430,100
Yankee Holdings Corp., 10.25%, 2016 (p)(z)	565,000	569,238

		$9,798,520

Specialty Stores - 0.4%
Michaels Stores, Inc., 11.375%, 2016	$735,000	$801,150
Michaels Stores, Inc., 7.75%, 2018 (n)	785,000	800,700

		$1,601,850

Telecommunications - Wireless - 5.0%
Clearwire Corp., 12%, 2015 (n)	$2,350,000	$2,538,000
Cricket Communications, Inc., 7.75%, 2016	790,000	839,375
Crown Castle International Corp., 9%, 2015	1,120,000	1,234,800
Crown Castle International Corp., 7.125%, 2019	1,190,000	1,246,525
Digicel Group Ltd., 12%, 2014 (n)	200,000	234,500

Issuer	Shares/Par	Value ($)
BONDS - continued
Telecommunications - Wireless - continued
Digicel Group Ltd., 8.25%, 2017 (n)	$1,155,000	$1,224,300
Digicel Group Ltd., 10.5%, 2018 (n)	930,000	1,064,850
MetroPCS Wireless, Inc., 7.875%, 2018	880,000	941,600
Nextel Communications, Inc., 7.375%, 2015	1,025,000	1,028,844
NII Holdings Corp., 7.625%, 2021	720,000	736,200
NII Holdings, Inc., 10%, 2016	975,000	1,111,500
SBA Communications Corp., 8%, 2016	390,000	424,613
SBA Communications Corp., 8.25%, 2019	330,000	364,650
Sprint Capital Corp., 6.875%, 2028	545,000	502,763
Sprint Nextel Corp., 8.375%, 2017	2,420,000	2,695,275
Sprint Nextel Corp., 8.75%, 2032	615,000	654,206
Wind Acquisition Finance S.A., 11.75%, 2017 (n)	515,000	592,250
Wind Acquisition Finance S.A., 7.25%, 2018 (n)	960,000	1,003,200

		$18,437,451

Telephone Services - 0.5%
Cogent Communications Group, Inc., 8.375%, 2018 (z)	$470,000	$484,688
Frontier Communications Corp., 8.125%, 2018	1,205,000	1,296,881

		$1,781,569

Transportation - Services - 2.2%
ACL I Corp., 10.625%, 2016 (p)(z)	$850,000	$853,571
Aguila American Resources Ltd., 7.875%, 2018 (z)	655,000	668,100
American Petroleum Tankers LLC, 10.25%, 2015 (n)	575,000	605,188
Commercial Barge Line Co., 12.5%, 2017	1,795,000	2,068,738
Hertz Corp., 8.875%, 2014	200,000	205,000
Hertz Corp., 7.5%, 2018 (n)	740,000	765,900
Hertz Corp., 7.375%, 2021 (n)	1,020,000	1,042,950
Navios Maritime Acquisition Corp., 8.625%, 2017	485,000	501,975
Navios Maritime Holdings, Inc., 8.875%, 2017	545,000	590,644
Swift Services Holdings, Inc., 10%, 2018 (z)	780,000	846,300

		$8,148,366

Utilities - Electric Power - 3.8%
AES Corp., 8%, 2017	$1,875,000	$2,015,625
Calpine Corp., 8%, 2016 (n)	1,080,000	1,177,200
Calpine Corp., 7.875%, 2020 (n)	1,415,000	1,503,438
Covanta Holding Corp., 7.25%, 2020	480,000	502,739
Dynegy Holdings, Inc., 7.5%, 2015	375,000	315,469
Dynegy Holdings, Inc., 7.75%, 2019	1,155,000	896,569
Edison Mission Energy, 7%, 2017	1,700,000	1,364,250
Energy Future Holdings Corp., 10%, 2020	1,315,000	1,393,473

6

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited) - continued

MFS High Income Series

Issuer	Shares/Par	Value ($)
BONDS - continued
Utilities - Electric Power - continued
Energy Future Holdings Corp., 10%, 2020	$2,730,000	$2,892,913
Genon Escrow Corp., 9.875%, 2020 (n)	1,605,000	1,677,225
Texas Competitive Electric Holdings LLC, 10.25%, 2015	425,000	248,587

		$13,987,488

Total Bonds		$340,393,551

FLOATING RATE LOANS (g)(r) - 0.7%
Aerospace - 0.1%
Hawker Beechcraft Acquisition Co. LLC, Term Loan, 10.5%, 2014	$564,811	$570,459

Broadcasting - 0.2%
Gray Television, Inc., Term Loan B, 3.76%, 2014	$329,734	$326,230
Local TV Finance LLC, Term Loan B, 2.3%, 2013	99,891	96,956
New Young Broadcasting Holding Co., Inc., Term Loan, 8%, 2015	363,559	365,604

		$788,790

Building - 0.0%
Goodman Global Holdings, Inc., 2nd Lien Term Loan, 9%, 2017	$56,680	$58,204

Consumer Services - 0.1%
Realogy Corp., Letter of Credit, 3.11%, 2016	$59,657	$56,376
Realogy Corp., Term Loan, 5.25%, 2016	352,620	332,394

		$388,770

Financial Institutions - 0.1%
Springleaf Finance Corp., Term Loan B, 7.25%, 2015	$190,230	$190,319

Gaming & Lodging - 0.2%
Green Valley Ranch Gaming LLC, Second Lien Term Loan, 3.5%, 2014 (d)	$1,652,646	$12,953
MGM Mirage, Term Loan, 7%, 2014	684,052	672,253

		$685,206

Total Floating Rate Loans		$2,681,748

COMMON STOCKS - 0.4%
Automotive - 0.1%
Accuride Corp. (a)	24,851	$345,179
Oxford Automotive, Inc. (a)	82	0

		$345,179

Broadcasting - 0.1%
New Young Broadcasting Holding Co., Inc. (a)	163	$407,500

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Gaming & Lodging - 0.1%
Ameristar Casinos, Inc.	13,200	$234,300

Printing & Publishing - 0.1%
American Media Operations, Inc. (a)	24,246	$420,426
Golden Books Family Entertainment, Inc. (a)	2,125	0
Quad/Graphics, Inc. (a)	1,079	45,901

		$466,327

Special Products & Services - 0.0%
Mark IV Industries LLC, Common Units, “A” (a)	676	$39,208

Total Common Stocks		$1,492,514

CONVERTIBLE PREFERRED STOCKS - 0.5%
Automotive - 0.3%
General Motors Co., 4.75%	$20,860	$1,005,452

Insurance - 0.2%
MetLife, Inc., 5% (a)	$8,880	$753,468

Total Convertible Preferred Stocks		$1,758,920

PREFERRED STOCKS - 0.3%
Other Banks & Diversified Financials - 0.3%
Citigroup Capital XIII, 7.875%	8,825	$241,805
GMAC Capital Trust I, 8.125%	32,300	823,650

Total Preferred Stocks		$1,065,455

	Strike Price	First Exercise
WARRANTS - 0.2%
Broadcasting - 0.2%
New Young
Broadcasting Holding Co., Inc. (1 share for 1 warrant) (a)	$0.01	7/14/10	295	$737,500

Issuer/Expiration Date/ Strike Price	Number of Contracts
CALL OPTIONS PURCHASED - 0.1%
S&P 500 Index - June 2011@ $1,350	132	$347,160

Issuer		Shares/Par	Value ($)
MONEY MARKET FUNDS (v) - 3.1%
MFS Institutional Money Market Portfolio, 0.19%, at Net Asset Value	11,438,302		$11,438,302

Total Investments			$359,915,150

OTHER ASSETS, LESS LIABILITIES - 2.1%			7,820,291

NET ASSETS - 100.0%			$367,735,441

7

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited) - continued

MFS High Income Series

(a)	Non-income producing security.
(d)	Non-income producing security - in default.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $70,686,505, representing 19.2% of net assets.
(p)	Payment-in-kind security.
(q)	Interest received was less than stated coupon rate.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
ACL I Corp., 10.625%, 2016	2/10/11	$835,412	$853,571
AMC Entertainment, Inc., 9.75%, 2020	12/01/10	585,000	625,950
Aguila American Resources Ltd., 7.875%, 2018	1/24/11 - 1/25/11	666,645	668,100
Airlie LCDO Ltd., CDO, FRN, 2.209%, 2011	10/13/06	713,874	337,748
American Casinos, Inc., 7.5%, 2021	3/31/11	862,388	862,388
American Media, Inc., 13.5%, 2018	12/22/10	96,099	96,983
Anthracite Ltd., CDO, 6%, 2037	5/14/02	260,963	217,500
Arbor Realty Mortgage Securities, CDO, FRN, 2.603%, 2038	12/20/05	568,229	73,870
ARCap REIT, Inc., CDO, “H”, FRN, 6.054%, 2045	9/21/04	796,226	24,929
Bresnan Broadband Holdings LLC, 8%, 2018	12/01/10	290,000	305,950
Burlington Coat Factory Warehouse Corp., 10%, 2019	2/17/11	225,000	218,250
CIT Group, Inc., 5.25%, 2014	3/23/11	1,415,000	1,427,381
CIT Group, Inc., 6.625%, 2018	3/23/11	1,189,000	1,206,835
CPI International Acquisition, Inc., 8%, 2018	2/03/11	315,000	316,575
CWCapital Cobalt Ltd., CDO, 6.23%, 2045	3/20/06	1,024,914	21,560
CWCapital Cobalt Ltd., CDO, “F”, FRN, 1.603%, 2050	4/12/06	510,413	10,208
Cequel Communications Holdings, 8.625%, 2017	1/13/11	380,399	385,725
Chinos Acquisition Corp., 8.125%, 2019	3/01/11 - 3/02/11	739,075	726,125
Citadel Broadcasting Corp., 7.75%, 2018	12/06/10	190,000	205,913
Cogent Communications Group, Inc., 8.375%, 2018	1/11/11	470,000	484,688
G-Force LLC, CDO, “A2”, 4.83%, 2036	2/14/11	667,780	660,846
Griffon Corp., 7.125%, 2018	3/14/11 - 3/22/11	560,362	564,713
Hillman Group, Inc., 10.875%, 2018	3/11/11	617,030	627,150
Huntington Ingalls Industries, Inc., 7.125%, 2021	3/04/11 - 3/09/11	946,273	953,888
Hyva Global B.V., 8.625%, 2016	3/17/11	442,000	453,786
Kennedy Wilson, Inc., 8.75%, 2019	3/31/11	660,325	660,325
LBI Media, Inc., 8.5%, 2017	7/18/07	637,267	533,738
Local TV Finance LLC, 9.25%, 2015	11/13/07 - 2/16/11	1,512,556	1,500,515
MEG Energy Corp., 6.5%, 2021	3/14/11	220,000	223,575
NAI Entertainment Holdings LLC, 8.25%, 2017	12/02/10 - 12/20/10	510,507	529,650
Nationstar Mortgage LLC, 10.875%, 2015	3/23/10 - 12/08/10	664,003	700,400
Packaging Dynamics Corp., 8.75%, 2016	1/25/11 - 2/01/11	380,553	383,438
Polypore International, Inc., 7.5%, 2017	11/10/10 - 3/25/11	637,607	645,750
RSC Equipment Rental, Inc., 8.25%, 2021	1/13/11 - 1/14/11	474,687	488,800
Reynolds Group, 9%, 2019	2/03/11	693,801	677,925
Reynolds Group, 8.25%, 2021	1/27/11	450,000	445,500
SIRIUS XM Radio, Inc., 13%, 2013	12/15/10	350,988	356,250
Swift Services Holdings, Inc., 10%, 2018	12/15/10	780,000	846,300
Syniverse Holdings, Inc., 9.125%, 2019	12/16/10	764,554	795,000
UCI International, Inc., 8.625%, 2019	1/11/11	290,000	304,500
UPCB Finance III Ltd., 6.625%, 2020	2/07/11	937,000	918,260
USI Holdings Corp., 9.75%, 2015	5/07/07 - 6/08/07	787,182	799,500
Wachovia Credit, CDO, FRN, 1.658%, 2026	6/08/06	372,000	260,400

8

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited) - continued

MFS High Income Series

Windstream Corp., 7.75%, 2021	3/14/11	436,113	447,150
Yankee Holdings Corp., 10.25%, 2016	2/04/11 - 2/10/11	569,761	569,238
Total Restricted Securities			$24,416,846

% of Net Assets			6.6%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR     Euro

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

9

MFS High Income Series

Supplemental Information (Unaudited) 3/31/11

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially effected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures and forwards. The following is a summary of the levels used as of March 31, 2011 in valuing the fund’s assets or liabilities:

10

MFS High Income Series

Supplemental Information (Unaudited) 3/31/11 - continued

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$3,796,915	$1,184,208	$420,426	$5,401,549
Non-U.S. Sovereign Debt	—	594,034	—	594,034
Corporate Bonds	—	292,588,671	—	292,588,671
Commercial Mortgage-Backed Securities	—	2,556,520	—	2,556,520
Asset-Backed Securities (including CDOs)	—	1,824,786	337,748	2,162,534
Foreign Bonds	—	42,491,792	—	42,491,792
Floating Rate Loans	—	2,681,748	—	2,681,748
Mutual Funds	11,438,302	—	—	11,438,302

Total Investments	$15,235,217	$343,921,759	$758,174	$359,915,150

Other Financial Instruments
Futures	$28,464	$—	$—	$28,464
Forward Currency Contracts	—	(44,821)	—	(44,821)

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.

	Equity Securities	Asset-Backed Securities	Corporate Bonds	Totals
Balance as of 12/31/10	$—	$321,294	$96,132	$417,426
Change in unrealized appreciation (depreciation)	—	16,454	852	17,306
Transfers into level 3	420,426	—	—	420,426
Transfers out of level 3	—	—	(96,984)	(96,984)

Balance as of 3/31/11	$420,426	$337,748	$—	$758,174

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at March 31, 2011 is $16,454.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$353,852,789

Gross unrealized appreciation	$21,000,271
Gross unrealized depreciation	(14,937,910)

Net unrealized appreciation (depreciation)	$6,062,361

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

11

MFS High Income Series

Supplemental Information (Unaudited) 3/31/11 - continued

(3) Derivative Contracts at 3/31/11

Forward Foreign Currency Exchange Contracts at 3/31/11

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	EUR	Citibank N.A.	693,573	4/12/11	$957,630	$982,785	$25,155

Liability Derivatives
SELL	EUR	Credit Suisse Group	274,497	4/12/11	$373,274	$388,959	$(15,685)
SELL	EUR	UBS AG	1,414,261	4/12/11	1,949,700	2,003,991	(54,291)

							$(69,976)

Futures Contracts Outstanding at 3/31/11

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	46	$5,475,438	June-2011	$30,534

Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	9	$1,081,688	June-2011	$(2,070)

At March 31, 2011, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	5,221,763	38,624,779	(32,408,240)	11,438,302

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$3,930	$11,438,302

12

M F S
INVESTMENT MANAGEMENT

MFS® Investors Growth Stock Series

MFS® Variable Insurance Trust

QUARTERLY REPORT

March 31, 2011

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited)

MFS Investors Growth Stock Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 99.1%
Aerospace - 3.2%
Precision Castparts Corp.	10,220	$1,504,180
United Technologies Corp.	120,190	10,174,083

		$11,678,263

Alcoholic Beverages - 1.3%
Diageo PLC	239,624	$4,555,195

Apparel Manufacturers - 2.6%
LVMH Moet Hennessy Louis Vuitton S.A.	22,888	$3,623,197
NIKE, Inc., “B”	74,610	5,647,977

		$9,271,174

Automotive - 0.7%
Johnson Controls, Inc.	61,500	$2,556,555

Broadcasting - 0.4%
Omnicom Group, Inc.	27,790	$1,363,377

Brokerage & Asset Managers - 4.2%
Charles Schwab Corp.	224,420	$4,046,293
CME Group, Inc.	15,300	4,613,715
Franklin Resources, Inc.	52,620	6,581,710

		$15,241,718

Business Services - 10.1%
Accenture Ltd., “A”	221,320	$12,165,960
Automatic Data Processing, Inc.	21,810	1,119,071
Dun & Bradstreet Corp.	98,120	7,873,149
MSCI, Inc., “A” (a)	190,530	7,015,315
Verisk Analytics, Inc., “A” (a)	198,560	6,504,826
Western Union Co.	83,210	1,728,272

		$36,406,593

Cable TV - 1.5%
DIRECTV, “A” (a)	113,390	$5,306,652

Chemicals - 0.8%
Monsanto Co.	39,580	$2,860,051

Computer Software - 6.6%
Autodesk, Inc. (a)	76,830	$3,388,971
Check Point Software Technologies Ltd. (a)	73,720	3,763,406
Oracle Corp.	494,140	16,489,452

		$23,641,829

Computer Software - Systems - 10.2%
Apple, Inc. (a)	36,450	$12,701,002
EMC Corp. (a)	233,440	6,197,832
Hewlett-Packard Co.	136,090	5,575,607
International Business Machines Corp.	75,400	12,295,478

		$36,769,919

Consumer Products - 5.8%
Church & Dwight Co., Inc.	59,050	$4,685,027
Colgate-Palmolive Co.	117,510	9,490,108
Procter & Gamble Co.	109,013	6,715,201

		$20,890,336

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Electrical Equipment - 5.4%
Danaher Corp.	307,090	$15,937,971
Sensata Technologies Holding B.V. (a)	55,100	1,913,623
W.W. Grainger, Inc.	11,840	1,630,131

		$19,481,725

Electronics - 4.8%
ASML Holding N.V.	24,800	$1,103,600
Microchip Technology, Inc.	199,930	7,599,339
Samsung Electronics Co. Ltd., GDR	4,367	1,860,779
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	550,826	6,709,061

		$17,272,779

Energy - Integrated - 2.8%
Chevron Corp.	32,400	$3,480,732
Exxon Mobil Corp.	51,270	4,313,345
Hess Corp.	27,470	2,340,719

		$10,134,796

Food & Beverages - 4.0%
Groupe Danone	73,736	$4,816,864
Mead Johnson Nutrition Co., “A”	29,960	1,735,583
PepsiCo, Inc.	119,810	7,716,962

		$14,269,409

Food & Drug Stores - 0.9%
CVS Caremark Corp.	94,263	$3,235,106

General Merchandise - 3.1%
Kohl’s Corp.	94,190	$4,995,838
Target Corp.	121,290	6,065,713

		$11,061,551

Internet - 2.5%
eBay, Inc. (a)	69,620	$2,161,005
Google, Inc., “A” (a)	11,390	6,676,932

		$8,837,937

Major Banks - 1.7%
Bank of New York Mellon Corp.	117,278	$3,503,094
State Street Corp.	57,220	2,571,467

		$6,074,561

Medical & Health Technology & Services - 2.2%
Medco Health Solutions, Inc. (a)	39,940	$2,243,030
Patterson Cos., Inc.	139,770	4,499,196
VCA Antech, Inc. (a)	44,820	1,128,568

		$7,870,794

Medical Equipment - 7.7%
Becton, Dickinson & Co.	55,020	$4,380,692
DENTSPLY International, Inc.	185,610	6,865,714
Medtronic, Inc.	64,170	2,525,089
St. Jude Medical, Inc.	42,450	2,175,987
Synthes, Inc.	24,787	3,351,710
Thermo Fisher Scientific, Inc. (a)	102,190	5,676,654
Waters Corp. (a)	33,230	2,887,687

		$27,863,533

1

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited) - continued

MFS Investors Growth Stock Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Metals & Mining - 0.9%
BHP Billiton Ltd., ADR	33,220	$3,185,134

Network & Telecom - 2.2%
Cisco Systems, Inc.	466,880	$8,006,992

Oil Services - 5.1%
National Oilwell Varco, Inc.	89,450	$7,090,701
Schlumberger Ltd.	119,460	11,140,840

		$18,231,541

Other Banks & Diversified Financials - 3.3%
MasterCard, Inc., “A”	16,310	$4,105,553
Visa, Inc., “A”	106,260	7,822,861

		$11,928,414

Pharmaceuticals - 2.8%
Abbott Laboratories	62,730	$3,076,906
Allergan, Inc.	30,650	2,176,763
Johnson & Johnson	80,310	4,758,367

		$10,012,036

Specialty Chemicals - 1.6%
Praxair, Inc.	57,540	$5,846,064

Specialty Stores - 0.7%
Staples, Inc.	123,295	$2,394,389

Total Common Stocks		$356,248,423

MONEY MARKET FUNDS (v) - 0.9%
MFS Institutional Money Market Portfolio, 0.19%, at Net Asset Value	3,276,867	$3,276,867

Total Investments		$359,525,290

OTHER ASSETS, LESS LIABILITIES - (0.0)%		(15,950)

NET ASSETS - 100.0%		$359,509,340

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
GDR	Global Depository Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Investors Growth Stock Series

Supplemental Information (Unaudited) 3/31/11

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially effected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$356,248,423	$—	$—	$356,248,423
Mutual Funds	3,276,867	—	—	3,276,867

Total Investments	$359,525,290	$—	$—	$359,525,290

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$311,959,589

Gross unrealized appreciation	$58,127,420
Gross unrealized depreciation	(10,561,719)

Net unrealized appreciation (depreciation)	$47,565,701

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

3

MFS Investors Growth Stock Series

Supplemental Information (Unaudited) 3/31/11 - continued

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	4,378,230	10,240,980	(11,342,343)	3,276,867

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,891	$3,276,867

4

MFS® INVESTMENT MANAGEMENT

MFS® Investors Trust Series

MFS® Variable Insurance Trust

QUARTERLY REPORT

March 31, 2011

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited)

MFS Investors Trust Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 99.7%
Aerospace - 2.1%
United Technologies Corp.	168,900	$14,297,385

Alcoholic Beverages - 2.1%
Diageo PLC	295,930	$5,625,558
Heineken N.V.	158,187	8,643,357

		$14,268,915

Apparel Manufacturers - 1.5%
LVMH Moet Hennessy Louis Vuitton S.A.	22,707	$3,594,545
NIKE, Inc., “B”	88,900	6,729,730

		$10,324,275

Automotive - 0.8%
Bayerische Motoren Werke AG	64,456	$5,366,637

Biotechnology - 1.0%
Gilead Sciences, Inc. (a)	157,650	$6,690,666

Broadcasting - 3.1%
Viacom, Inc., “B”	94,880	$4,413,818
Walt Disney Co.	376,340	16,216,491

		$20,630,309

Brokerage & Asset Managers - 2.9%
Blackrock, Inc.	29,500	$5,929,795
Charles Schwab Corp.	274,380	4,947,071
Franklin Resources, Inc.	66,370	8,301,560

		$19,178,426

Business Services - 1.5%
Accenture Ltd., “A”	177,760	$9,771,467

Chemicals - 2.3%
3M Co.	106,830	$9,988,605
Monsanto Co.	71,360	5,156,474

		$15,145,079

Computer Software - 4.3%
Check Point Software Technologies Ltd. (a)	106,220	$5,422,531
Oracle Corp.	572,370	19,099,987
VeriSign, Inc.	116,520	4,219,189

		$28,741,707

Computer Software - Systems - 5.9%
Apple, Inc. (a)	54,490	$18,987,041
EMC Corp. (a)	549,460	14,588,163
International Business Machines Corp.	35,240	5,746,587

		$39,321,791

Construction - 1.7%
Owens Corning (a)	127,820	$4,600,242
Sherwin-Williams Co.	81,890	6,877,941

		$11,478,183

Consumer Products - 4.3%
Colgate-Palmolive Co.	83,280	$6,725,693
Procter & Gamble Co.	212,990	13,120,184

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Consumer Products - continued
Reckitt Benckiser Group PLC	168,874	$8,674,459

		$28,520,336

Electrical Equipment - 2.4%
Danaher Corp.	308,230	$15,997,137

Electronics - 2.0%
ASML Holding N.V.	55,940	$2,489,330
Microchip Technology, Inc.	217,870	8,281,239
Samsung Electronics Co. Ltd., GDR	6,293	2,681,447

		$13,452,016

Energy - Independent - 3.4%
Apache Corp.	54,460	$7,129,903
EOG Resources, Inc.	58,830	6,971,943
Occidental Petroleum Corp.	83,970	8,774,025

		$22,875,871

Energy - Integrated - 5.4%
Chevron Corp.	123,370	$13,253,639
Exxon Mobil Corp.	104,750	8,812,618
Hess Corp.	103,770	8,842,242
QEP Resources, Inc.	123,570	5,009,528

		$35,918,027

Engineering - Construction - 1.1%
Fluor Corp.	103,430	$7,618,654

Food & Beverages - 2.4%
General Mills, Inc.	134,330	$4,909,762
Nestle S.A.	61,271	3,512,159
PepsiCo, Inc.	120,981	7,792,386

		$16,214,307

Gaming & Lodging - 0.6%
International Game Technology	141,070	$2,289,566
Ladbrokes PLC	653,234	1,388,491

		$3,678,057

General Merchandise - 3.2%
Kohl’s Corp.	139,620	$7,405,445
Nordstrom, Inc.	70,960	3,184,685
Target Corp.	214,800	10,742,148

		$21,332,278

Insurance - 2.1%
Aon Corp.	123,900	$6,561,744
MetLife, Inc.	107,670	4,816,079
Travelers Cos., Inc.	45,140	2,684,927

		$14,062,750

Internet - 1.7%
Google, Inc., “A” (a)	19,870	$11,647,993

Major Banks - 11.1%
Bank of America Corp.	955,720	$12,739,748
Bank of New York Mellon Corp.	307,263	9,177,946
Goldman Sachs Group, Inc.	67,290	10,663,446
JPMorgan Chase & Co.	406,300	18,730,430
State Street Corp.	118,060	5,305,616
SunTrust Banks, Inc.	154,740	4,462,702

1

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited) - continued

MFS Investors Trust Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Major Banks - continued
Wells Fargo & Co.	415,780	$13,180,226

		$74,260,114

Medical Equipment - 5.4%
Baxter International, Inc.	79,920	$4,297,298
Becton, Dickinson & Co.	93,510	7,445,266
Medtronic, Inc.	219,310	8,629,849
St. Jude Medical, Inc.	206,350	10,577,501
Thermo Fisher Scientific, Inc. (a)	91,870	5,103,379

		$36,053,293

Natural Gas - Pipeline - 0.3%
Kinder Morgan, Inc. (a)	70,120	$2,078,357

Network & Telecom - 1.8%
Cisco Systems, Inc.	690,782	$11,846,911

Oil Services - 4.1%
Cameron International Corp. (a)	57,620	$3,290,102
Halliburton Co.	172,900	8,617,336
National Oilwell Varco, Inc.	95,760	7,590,895
Schlumberger Ltd.	87,960	8,203,150

		$27,701,483

Other Banks & Diversified Financials - 3.5%
American Express Co.	159,420	$7,205,784
MasterCard, Inc., “A”	25,440	6,403,757
Visa, Inc., “A”	90,050	6,629,481
Zions Bancorporation	145,040	3,344,622

		$23,583,644

Pharmaceuticals - 4.3%
Abbott Laboratories	241,800	$11,860,290
Johnson & Johnson	192,596	11,411,313
Teva Pharmaceutical Industries Ltd., ADR	112,370	5,637,603

		$28,909,206

Railroad & Shipping - 1.1%
Canadian National Railway Co.	94,980	$7,149,145

Specialty Chemicals - 2.7%
Linde AG	63,642	$10,052,055
Praxair, Inc.	80,300	8,158,480

		$18,210,535

Specialty Stores - 1.4%
Hennes & Mauritz AB, “B”	104,000	$3,453,540
Staples, Inc.	294,805	5,725,113

		$9,178,653

Telephone Services - 1.9%
American Tower Corp., “A” (a)	123,000	$6,373,860
AT&T, Inc.	214,220	6,555,132

		$12,928,992

Tobacco - 1.8%
Philip Morris International, Inc.	178,890	$11,740,551

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Trucking - 0.4%
Expeditors International of Washington, Inc.	48,700	$2,441,818

Utilities - Electric Power - 2.1%
Alliant Energy Corp.	111,050	$4,323,177
American Electric Power Co., Inc.	120,660	4,239,992
Wisconsin Energy Corp.	180,990	5,520,191

		$14,083,360

Total Common Stocks		$666,698,328

MONEY MARKET FUNDS (v) - 0.3%
MFS Institutional Money Market Portfolio, 0.19%, at Net Asset Value	2,208,074	$2,208,074

Total Investments		$668,906,402

OTHER ASSETS, LESS LIABILITIES - (0.0)%		(236,711)

NET ASSETS - 100.0%		$668,669,691

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
GDR	Global Depository Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Investors Trust Series

Supplemental Information (Unaudited) 3/31/11

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially effected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$666,698,328	$—	$—	$666,698,328
Mutual Funds	2,208,074	—	—	2,208,074

Total Investments	$668,906,402	$—	$—	$668,906,402

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$564,252,243

Gross unrealized appreciation	$125,857,163
Gross unrealized depreciation	(21,203,004)

Net unrealized appreciation (depreciation)	$104,654,159

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

3

MFS Investors Trust Series

Supplemental Information (Unaudited) 3/31/11 - continued

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	4,905,692	34,644,775	(37,342,393)	2,208,074

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,026	$2,208,074

4

MFS
INVESTMENT MANAGEMENT

MFS® Mid Cap Growth Series

MFS® Variable Insurance Trust

QUARTERLY REPORT

March 31, 2011

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited)

MFS Mid Cap Growth Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 98.0%
Aerospace - 1.6%
BE Aerospace, Inc. (a)	13,660	$485,345
Goodrich Corp.	18,540	1,585,726
Moog, Inc., “A” (a)	9,280	426,045

		$2,497,116

Apparel Manufacturers - 0.8%
Li & Fung Ltd.	54,000	$276,645
Phillips-Van Heusen Corp.	16,360	1,063,891

		$1,340,536

Automotive - 0.4%
BorgWarner Transmission Systems, Inc. (a)	8,110	$646,286
Biotechnology - 2.1%
Alexion Pharmaceuticals, Inc. (a)	25,180	$2,484,762
Gen-Probe, Inc. (a)	12,240	812,124

		$3,296,886

Broadcasting - 1.6%
Discovery Communications, Inc., “A” (a)	32,240	$1,286,376
Interpublic Group of Cos., Inc.	98,780	1,241,665

		$2,528,041

Brokerage & Asset Managers - 3.3%
Affiliated Managers Group, Inc. (a)	23,200	$2,537,384
Evercore Partners, Inc.	12,100	414,909
GFI Group, Inc.	91,660	460,133
IntercontinentalExchange, Inc. (a)	6,600	815,364
Lazard Ltd.	27,290	1,134,718

		$5,362,508

Business Services - 6.1%
Cognizant Technology Solutions Corp., “A” (a)	23,410	$1,905,574
Concur Technologies, Inc. (a)	27,060	1,500,477
Constant Contact, Inc. (a)	21,990	767,451
CoStar Group, Inc. (a)	8,090	507,081
FleetCor Technologies, Inc. (a)	22,770	743,668
Gartner, Inc. (a)	32,030	1,334,690
MSCI, Inc., “A” (a)	31,410	1,156,516
Ultimate Software Group, Inc. (a)	3,140	184,475
Verisk Analytics, Inc., “A” (a)	52,820	1,730,383

		$9,830,315

Chemicals - 1.4%
Celanese Corp.	30,620	$1,358,609
Ecolab, Inc.	15,870	809,687

		$2,168,296

Computer Software - 7.6%
Ariba, Inc. (a)	12,880	$439,723
Autodesk, Inc. (a)	45,470	2,005,682
Autonomy Corp. PLC (a)	50,198	1,279,583
Blackboard, Inc. (a)	23,220	841,493
Check Point Software Technologies Ltd. (a)	37,920	1,935,816
Informatica Corp. (a)	4,820	251,749
Intuit, Inc. (a)	22,460	1,192,626
Parametric Technology Corp. (a)	81,720	1,837,883

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Computer Software - continued
Red Hat, Inc. (a)	5,020	$227,858
SuccessFactors, Inc. (a)	24,650	963,569
VeriSign, Inc.	36,790	1,332,166

		$12,308,148

Computer Software - Systems - 2.8%
MICROS Systems, Inc. (a)	34,770	$1,718,681
NICE Systems Ltd., ADR (a)	25,770	951,944
Verifone Systems, Inc. (a)	33,130	1,820,494

		$4,491,119

Construction - 3.1%
Beacon Roofing Supply, Inc. (a)	26,460	$541,636
NVR, Inc. (a)	1,190	899,640
Owens Corning (a)	29,570	1,064,224
Sherwin-Williams Co.	11,960	1,004,520
Stanley Black & Decker, Inc.	20,148	1,543,337

		$5,053,357

Consumer Products - 0.5%
Avon Products, Inc.	27,030	$730,891

Consumer Services - 2.0%
Anhanguera Educacional
Participacoes S.A.	45,500	$1,114,195
Monster Worldwide, Inc. (a)	48,650	773,535
Sotheby’s	26,310	1,383,906

		$3,271,636

Containers - 1.3%
Ball Corp.	42,610	$1,527,569
Graham Packaging Co., Inc. (a)	30,380	529,523

		$2,057,092

Electrical Equipment - 3.8%
AMETEK, Inc.	62,615	$2,746,920
Danaher Corp.	47,650	2,473,035
Mettler-Toledo International, Inc. (a)	5,020	863,440

		$6,083,395

Electronics - 7.2%
Advanced Micro Devices, Inc. (a)	90,852	$781,327
ARM Holdings PLC	139,742	1,289,000
First Solar, Inc. (a)	3,150	506,646
Hittite Microwave Corp. (a)	15,870	1,012,030
JDS Uniphase Corp. (a)	23,600	491,824
KLA-Tencor Corp.	18,990	899,556
Lam Research Corp. (a)	7,240	410,218
Linear Technology Corp.	38,420	1,292,065
Microchip Technology, Inc.	32,440	1,233,044
NetLogic Microsystems, Inc. (a)	19,760	830,315
PMC-Sierra, Inc. (a)	78,460	588,450
Teradyne, Inc. (a)	62,930	1,120,783
Varian Semiconductor Equipment Associates, Inc. (a)	23,110	1,124,764

		$11,580,022

Energy - Independent - 5.3%
Concho Resources, Inc. (a)	16,000	$1,716,800
Denbury Resources, Inc. (a)	25,900	631,960
MEG Energy Corp. (a)	19,824	1,003,162

1

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited) - continued

MFS Mid Cap Growth Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Energy - Independent - continued
Newfield Exploration Co. (a)	37,860	$2,877,739
Whiting Petroleum Corp. (a)	30,190	2,217,456

		$8,447,117

Energy - Integrated - 0.5%
QEP Resources, Inc.	20,430	$828,232

Engineering - Construction - 1.2%
Fluor Corp.	26,870	$1,979,244

Food & Beverages - 1.6%
Green Mountain Coffee Roasters, Inc. (a)	11,420	$737,846
Mead Johnson Nutrition Co., “A”	31,480	1,823,636

		$2,561,482

Food & Drug Stores - 0.4%
Whole Foods Market, Inc.	10,310	$679,429

Gaming & Lodging - 1.7%
Las Vegas Sands Corp. (a)	7,650	$322,983
Pinnacle Entertainment, Inc. (a)	35,130	478,471
Royal Caribbean Cruises Ltd. (a)	45,550	1,879,393

		$2,680,847

General Merchandise - 0.6%
Dollar General Corp. (a)	30,910	$969,029

Insurance - 0.6%
Allied World Assurance Co.	8,670	$543,522
Willis Group Holdings PLC	9,680	390,685

		$934,207

Internet - 1.1%
OpenTable, Inc. (a)	6,490	$690,212
Shutterfly, Inc. (a)	20,180	1,056,625

		$1,746,837

Leisure & Toys - 0.8%
Hasbro, Inc.	25,750	$1,206,130

Machinery & Tools - 5.0%
Finning International, Inc.	46,290	$1,367,453
Flowserve Corp.	15,720	2,024,736
Kennametal, Inc.	16,290	635,310
Polypore International, Inc. (a)	19,800	1,140,084
Regal Beloit Corp.	12,240	903,679
United Rentals, Inc. (a)	19,830	659,942
WABCO Holdings, Inc. (a)	20,950	1,291,358

		$8,022,562

Medical & Health Technology & Services - 4.8%
Cerner Corp. (a)	13,100	$1,456,720
DaVita, Inc. (a)	12,420	1,062,034
Diagnosticos da America S.A.	83,300	1,071,448
IDEXX Laboratories, Inc. (a)	16,420	1,267,952
Medco Health Solutions, Inc. (a)	14,440	810,950
Patterson Cos., Inc.	36,050	1,160,450
Stericycle, Inc. (a)	10,780	955,863

		$7,785,417

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Medical Equipment - 1.0%
C.R. Bard, Inc.	3,310	$328,716
Edwards Lifesciences Corp. (a)	12,010	1,044,870
Sonova Holding AG	3,225	287,388

		$1,660,974

Metals & Mining - 0.9%
Teck Resources Ltd., “B”	26,910	$1,426,768

Network & Telecom - 3.8%
Acme Packet, Inc. (a)	11,670	$828,103
Ciena Corp. (a)	38,060	988,038
F5 Networks, Inc. (a)	8,680	890,308
Finisar Corp. (a)	17,440	429,024
Fortinet, Inc. (a)	27,680	1,217,920
Polycom, Inc. (a)	22,190	1,150,552
Trimble Navigation Ltd. (a)	13,180	666,117

		$6,170,062

Oil Services - 3.8%
Cameron International Corp. (a)	36,770	$2,099,567
Dresser-Rand Group, Inc. (a)	53,670	2,877,785
Lufkin Industries, Inc.	7,080	661,768
Weatherford International Ltd. (a)	22,290	503,754

		$6,142,874

Other Banks & Diversified Financials - 3.1%
Associated Banc-Corp.	25,980	$385,803
BankUnited, Inc.	15,340	440,411
Canadian Western Bank	13,180	423,473
Cathay General Bancorp, Inc.	47,260	805,783
MasterCard, Inc., “A”	6,270	1,578,284
TCF Financial Corp.	38,440	609,658
Zions Bancorporation	34,060	785,424

		$5,028,836

Pharmaceuticals - 0.5%
Genomma Lab Internacional S.A., “B” (a)	368,400	$834,087

Pollution Control - 0.6%
Waste Connections, Inc.	34,990	$1,007,362

Printing & Publishing - 1.8%
Lamar Advertising Co., “A” (a)	33,850	$1,250,419
Moody’s Corp.	47,710	1,617,846

		$2,868,265

Railroad & Shipping - 0.8%
Kansas City Southern Co. (a)	22,980	$1,251,261

Real Estate - 0.9%
Jones Lang LaSalle, Inc.	15,260	$1,522,032

Restaurants - 0.9%
P.F. Chang’s China Bistro, Inc.	30,070	$1,388,933

Specialty Chemicals - 0.6%
Airgas, Inc.	15,640	$1,038,809

Specialty Stores - 5.2%
Abercrombie & Fitch Co., “A”	27,190	$1,596,053

2

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited) - continued

MFS Mid Cap Growth Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Specialty Stores - continued
Dick’s Sporting Goods, Inc. (a)	49,220	$1,967,816
Ross Stores, Inc.	23,760	1,689,811
Tiffany & Co.	19,780	1,215,283
Tractor Supply Co.	14,140	846,420
Urban Outfitters, Inc. (a)	36,580	1,091,181

		$8,406,564

Telecommunications - Wireless - 0.7%
NII Holdings, Inc. (a)	9,700	$404,199
SBA Communications Corp. (a)	18,860	748,365

		$1,152,564

Telephone Services - 1.6%
American Tower Corp., “A” (a)	48,620	$2,519,488

Trucking - 2.2%
Atlas Air Worldwide Holdings, Inc. (a)	6,880	$479,674
Expeditors International of Washington, Inc.	26,460	1,326,704
Landstar System, Inc.	36,790	1,680,567

		$3,486,945

Utilities - Electric Power - 0.4%
CMS Energy Corp.	36,250	$711,950

Total Common Stocks		$157,703,951

MONEY MARKET FUNDS (v) - 2.2%
MFS Institutional Money Market Portfolio, 0.19%, at Net Asset Value	3,636,941	$3,636,941

Total Investments		$161,340,892

OTHER ASSETS, LESS LIABILITIES - (0.2)%		(364,474)

NET ASSETS - 100.0%		$160,976,418

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

MFS Mid Cap Growth Series

Supplemental Information (Unaudited) 3/31/11

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially effected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$157,703,951	$—	$—	$157,703,951
Mutual Funds	3,636,941	—	—	3,636,941

Total Investments	$161,340,892	$—	$—	$161,340,892

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$123,977,126

Gross unrealized appreciation	$38,399,595
Gross unrealized depreciation	(1,035,829)

Net unrealized appreciation (depreciation)	$37,363,766

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

4

MFS Mid Cap Growth Series

Supplemental Information (Unaudited) 3/31/11 - continued

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,545,260	15,982,457	(14,890,776)	3,636,941

Underlying Affiliated Funds	Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$947	$3,636,941

5

MFS® INVESTMENT MANAGEMENT

MFS® New Discovery Series

MFS® Variable Insurance Trust

QUARTERLY REPORT

March 31, 2011

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited)

MFS New Discovery Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 98.8%
Aerospace - 0.3%
HEICO Corp.	41,240	$2,578,325

Airlines - 0.8%
Allegiant Travel Co.	159,730	$6,997,771

Apparel Manufacturers - 2.4%
Arezzo Industria e Comercio S.A. (a)	580,800	$8,093,100
Pandora A/S (a)	128,100	6,537,453
Phillips-Van Heusen Corp.	111,680	7,262,550

		$21,893,103

Biotechnology - 2.0%
Alimera Sciences, Inc. (a)	96,760	$754,728
Anacor Pharmaceuticals, Inc. (a)	467,960	3,238,283
Gen-Probe, Inc. (a)	132,730	8,806,636
Pacific Biosciences of California, Inc. (a)	193,340	2,716,427
SEQUENOM, Inc. (a)	379,360	2,401,349

		$17,917,423

Broadcasting - 1.2%
QuinStreet, Inc. (a)	473,988	$10,773,747

Brokerage & Asset Managers - 0.5%
Stifel Financial Corp. (a)	66,436	$4,769,440

Business Services - 5.0%
Calix, Inc. (a)	346,660	$7,040,665
Concur Technologies, Inc. (a)	164,310	9,110,990
Constant Contact, Inc. (a)	100,132	3,494,607
CoStar Group, Inc. (a)	76,120	4,771,202
FleetCor Technologies, Inc. (a)	403,480	13,177,657
LPS Brasil - Consultoria de Imoveis S.A.	109,400	2,566,392
Ultimate Software Group, Inc. (a)	105,520	6,199,300

		$46,360,813

Computer Software - 5.3%
Ariba, Inc. (a)	70,740	$2,415,064
Autonomy Corp. PLC (a)	255,467	6,512,039
Check Point Software Technologies Ltd. (a)	131,830	6,729,922
CommVault Systems, Inc. (a)	111,530	4,447,816
Nuance Communications, Inc. (a)	316,104	6,182,994
Red Hat, Inc. (a)	153,590	6,971,450
SolarWinds, Inc. (a)	370,590	8,694,041
SuccessFactors, Inc. (a)	176,080	6,882,967

		$48,836,293

Computer Software - Systems - 7.9%
BroadSoft, Inc. (a)	52,390	$2,498,479
Cornerstone OnDemand, Inc. (a)	220,310	4,016,251
DemandTec, Inc. (a)	326,640	4,298,582
IntraLinks Holdings, Inc. (a)	266,400	7,123,536
MICROS Systems, Inc. (a)	180,170	8,905,803
National Instruments Corp.	354,570	11,619,259
PROS Holdings, Inc. (a)	628,230	9,153,311
Qlik Technologies, Inc. (a)	370,580	9,635,080
SciQuest, Inc. (a)	508,530	7,383,856
ServiceSource International, Inc. (a)	320,730	3,906,491

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Computer Software - Systems - continued
Velti PLC (a)	295,130	$3,715,687

		$72,256,335

Construction - 5.3%
Beacon Roofing Supply, Inc. (a)	512,810	$10,497,221
Eagle Materials, Inc.	382,390	11,571,121
NVR, Inc. (a)	16,820	12,715,920
Owens Corning (a)	385,250	13,865,148

		$48,649,410

Consumer Products - 0.5%
L’Occitane International S.A. (a)	1,764,500	$4,350,825

Consumer Services - 0.5%
Anhanguera Educacional
Participacoes S.A.	193,900	$4,748,184

Electrical Equipment - 2.1%
Acuity Brands, Inc.	134,800	$7,884,452
Sensata Technologies Holding B.V. (a)	331,590	11,516,121

		$19,400,573

Electronics - 10.8%
Aeroflex Holding Corp. (a)	348,910	$6,353,651
Cymer, Inc. (a)	103,550	5,858,859
DynaVox, Inc., “A” (a)	600,740	3,316,085
Entegris, Inc. (a)	492,250	4,317,033
Fabrinet (a)	518,720	10,457,395
Hittite Microwave Corp. (a)	141,290	9,010,063
Inphi Corp. (a)	210,960	4,432,270
IPG Photonics Corp. (a)	202,830	11,699,234
NetLogic Microsystems, Inc. (a)	216,380	9,092,288
Stratasys, Inc. (a)	133,340	6,266,980
Teradyne, Inc. (a)	369,610	6,582,754
Varian Semiconductor Equipment Associates, Inc. (a)	213,260	10,379,364
Veeco Instruments, Inc. (a)	224,120	11,394,261

		$99,160,237

Energy - Independent - 4.8%
Cabot Oil & Gas Corp.	143,730	$7,613,378
Energy XXI (Bermuda) Ltd. (a)	280,342	9,559,662
Forest Oil Corp. (a)	214,360	8,109,239
Oasis Petroleum LLC (a)	138,580	4,381,900
Petrohawk Energy Corp. (a)	569,630	13,978,720

		$43,642,899

Food & Beverages - 1.5%
Green Mountain Coffee Roasters,
Inc. (a)	216,070	$13,960,283

Forest & Paper Products - 1.3%
Universal Forest Products, Inc.	331,610	$12,153,507

Furniture & Appliances - 0.5%
SodaStream International Ltd. (a)	107,090	$4,691,613

Gaming & Lodging - 1.0%
Morgans Hotel Group Co. (a)	923,588	$9,051,162

1

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited) - continued

MFS New Discovery Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
General Merchandise - 0.5%
Lojas Renner S.A.	146,000	$4,729,697

Insurance - 1.0%
Brazil Insurance Participacoes e Administracao S.A. (a)	8,200	$9,040,517

Internet - 3.0%
Demand Media, Inc. (a)	100,840	$2,374,782
LogMeIn, Inc. (a)	67,330	2,838,633
OpenTable, Inc. (a)	22,300	2,371,605
Shutterfly, Inc. (a)	87,180	4,564,745
TechTarget, Inc. (a)	704,786	6,279,643
WebMD Health Corp. (a)	171,270	9,149,243

		$27,578,651

Leisure & Toys - 0.2%
Whistler Blackcomb Holdings, Inc. (z)	150,410	$1,822,916

Machinery & Tools - 5.8%
Charter International PLC	393,010	$5,094,168
Douglas Dynamics, Inc.	134,970	1,924,672
Finning International, Inc.	279,690	8,262,322
Flowserve Corp.	51,460	6,628,048
Herman Miller, Inc.	300,750	8,267,618
Polypore International, Inc. (a)	160,562	9,245,160
Regal Beloit Corp.	125,370	9,256,067
WABCO Holdings, Inc. (a)	76,200	4,696,968

		$53,375,023

Medical & Health Technology & Services - 8.2%
Allscripts Healthcare Solutions, Inc. (a)	380,590	$7,988,584
Amedisys, Inc. (a)	192,560	6,739,600
Brookdale Senior Living, Inc. (a)	561,255	15,715,140
Cerner Corp. (a)	83,250	9,257,400
DaVita, Inc. (a)	134,930	11,537,864
Gentiva Health Services, Inc. (a)	289,740	8,121,412
Health Management Associates, Inc., “A” (a)	847,550	9,238,295
IDEXX Laboratories, Inc. (a)	73,546	5,679,222
LifePoint Hospitals, Inc. (a)	24,959	1,002,853

		$75,280,370

Medical Equipment - 2.4%
DexCom, Inc. (a)	89,365	$1,386,945
Heartware International, Inc. (a)	24,310	2,079,234
Masimo Corp.	194,090	6,424,379
NxStage Medical, Inc. (a)	169,887	3,734,116
Uroplasty, Inc. (a)	216,357	1,430,120
Volcano Corp. (a)	177,600	4,546,560
Zoll Medical Corp. (a)	52,060	2,332,809

		$21,934,163

Metals & Mining - 0.2%
Globe Specialty Metals, Inc.	99,540	$2,265,530

Network & Telecom - 3.7%
Ciena Corp. (a)	255,740	$6,639,010
F5 Networks, Inc. (a)	114,260	11,719,648
Finisar Corp. (a)	279,540	6,876,684

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Network & Telecom - continued
Polycom, Inc. (a)	165,680	$8,590,508

		$33,825,850

Oil Services - 1.4%
Dresser-Rand Group, Inc. (a)	237,470	$12,733,141

Other Banks & Diversified Financials - 4.1%
BankUnited, Inc.	240,310	$6,899,300
First Interstate BancSystem, Inc.	455,210	6,190,856
Metro Bancorp, Inc. (a)	432,120	5,336,682
PacWest Bancorp	320,920	6,980,010
TCF Financial Corp.	421,350	6,682,611
Zions Bancorporation	228,540	5,270,132

		$37,359,591

Precious Metals & Minerals - 0.5%
Stillwater Mining Co. (a)	208,860	$4,789,160

Railroad & Shipping - 0.8%
Kansas City Southern Co. (a)	142,130	$7,738,979

Real Estate - 1.6%
Chesapeake Lodging Trust, REIT	153,660	$2,675,221
Jones Lang LaSalle, Inc.	88,020	8,779,115
Pebblebrook Hotel Trust, REIT	160,020	3,544,443

		$14,998,779

Restaurants - 2.4%
P.F. Chang’s China Bistro, Inc.	268,000	$12,378,920
Red Robin Gourmet Burgers, Inc. (a)	277,470	7,463,943
Texas Roadhouse, Inc., “A”	152,270	2,587,067

		$22,429,930

Specialty Chemicals - 1.3%
Rockwood Holdings, Inc. (a)	236,770	$11,653,819

Specialty Stores - 4.5%
Blue Nile, Inc. (a)	126,300	$6,818,937
Citi Trends, Inc.	678,920	15,133,127
Monro Muffler Brake, Inc.	220,755	7,280,500
Urban Outfitters, Inc. (a)	417,470	12,453,130

		$41,685,694

Trucking - 3.5%
Atlas Air Worldwide Holdings, Inc. (a)	172,770	$12,045,524
Landstar System, Inc.	198,950	9,088,036
Swift Transportation Co. (a)	726,280	10,676,316

		$31,809,876

Total Common Stocks		$907,243,629

	Strike Price	First Exercise
WARRANTS - 0.0%
Alcoholic Beverages - 0.0%
Castle Brands, Inc. (1 share for 1 warrant) (a) (z)	$6.57	5/08/07	118,680	$0

2

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited) - continued

MFS New Discovery Series

Issuer	Shares/Par	Value ($)
MONEY MARKET FUNDS (v) - 0.2%
MFS Institutional Money Market Portfolio, 0.19%, at Net Asset Value	1,580,891	$1,580,891

Total Investments	$908,824,520

OTHER ASSETS, LESS LIABILITIES - 1.0%	9,391,757

NET ASSETS - 100.0%	$918,216,277

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Castle Brands, Inc. (Warrants)	4/18/07	$166,679	$0
Whistler Blackcomb Holdings, Inc.	11/02/10	1,787,846	1,822,916

Total Restricted Securities			$1,822,916
% of Net Assets			0.2%

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

MFS New Discovery Series

Supplemental Information (Unaudited) 3/31/11

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially effected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$828,269,561	$—	$—	$828,269,561
Brazil	29,177,890	—	—	29,177,890
United Kingdom	11,606,207	—	—	11,606,207
Israel	11,421,534	—	—	11,421,534
Canada	8,262,322	1,822,916	—	10,085,238
Denmark	6,537,453	—	—	6,537,453
Luxembourg	4,350,825	—	—	4,350,825
Ireland	3,715,687	—	—	3,715,687
Australia	2,079,234	—	—	2,079,234
Mutual Funds	1,580,891	—	—	1,580,891

Total Investments	$907,001,604	$1,822,916	$—	$908,824,520

For further information regarding security characteristics, see the Portfolio of Investments.

4

MFS New Discovery Series

Supplemental Information (Unaudited) 3/31/11 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$805,147,778

Gross unrealized appreciation	$119,934,386
Gross unrealized depreciation	(16,257,644)

Net unrealized appreciation (depreciation)	$103,676,742

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	3,550,969	105,275,740	(107,245,818)	1,580,891

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,356	$1,580,891

5

MFS INVESTMENT MANAGEMENT

MFS® Research Series

MFS® Variable Insurance Trust

QUARTERLY REPORT

March 31, 2011

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited)

MFS Research Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 99.3%
Aerospace - 2.3%
Goodrich Corp.	11,910	$1,018,658
Honeywell International, Inc.	30,510	1,821,752
Precision Castparts Corp.	12,590	1,852,996

		$4,693,406

Apparel Manufacturers - 0.7%
NIKE, Inc., “B”	10,340	$782,738
Phillips-Van Heusen Corp.	10,100	656,803

		$1,439,541

Automotive - 0.9%
General Motors Co. (a)	26,070	$808,952
Johnson Controls, Inc.	24,610	1,023,038

		$1,831,990

Biotechnology - 1.2%
Amgen, Inc. (a)	17,330	$926,289
Gilead Sciences, Inc. (a)	34,650	1,470,546

		$2,396,835

Broadcasting - 2.0%
Viacom, Inc., “B”	40,550	$1,886,386
Walt Disney Co.	50,420	2,172,598

		$4,058,984

Brokerage & Asset Managers - 2.6%
Affiliated Managers Group, Inc. (a)	12,410	$1,357,282
Blackrock, Inc.	5,141	1,033,392
CME Group, Inc.	2,930	883,542
Franklin Resources, Inc.	11,410	1,427,163
GFI Group, Inc.	124,230	623,635

		$5,325,014

Business Services - 1.0%
Accenture Ltd., “A”	36,090	$1,983,867

Cable TV - 1.4%
Comcast Corp., “Special A”	69,940	$1,624,007
DIRECTV, “A” (a)	21,170	990,756
Virgin Media, Inc.	11,100	308,469

		$2,923,232

Chemicals - 2.1%
Celanese Corp.	43,580	$1,933,645
Ecolab, Inc.	19,200	979,584
Monsanto Co.	19,410	1,402,567

		$4,315,796

Computer Software - 4.5%
Autodesk, Inc. (a)	38,470	$1,696,912
Check Point Software Technologies Ltd. (a)	21,110	1,077,666
Intuit, Inc. (a)	19,530	1,037,043
Oracle Corp.	119,440	3,985,713
Red Hat, Inc. (a)	15,140	687,205
VeriSign, Inc.	21,800	789,378

		$9,273,917

Computer Software - Systems - 6.4%
Apple, Inc. (a)	23,470	$8,178,122
EMC Corp. (a)	123,020	3,266,181

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Computer Software - Systems - continued
International Business Machines Corp.	10,350	$1,687,775

		$13,132,078

Construction - 1.0%
Owens Corning (a)	54,320	$1,954,977

Consumer Products - 1.2%
Avon Products, Inc.	87,220	$2,358,429

Consumer Services - 0.3%
Monster Worldwide, Inc. (a)	38,070	$605,313

Containers - 0.5%
Graham Packaging Co., Inc. (a)	55,910	$974,511

Electrical Equipment - 2.6%
Danaher Corp.	104,110	$5,403,309

Electronics - 3.1%
Advanced Micro Devices, Inc. (a)	144,391	$1,241,763
ASML Holding N.V.	34,630	1,541,035
First Solar, Inc. (a)	7,250	1,166,090
JDS Uniphase Corp. (a)	14,660	305,514
Microchip Technology, Inc.	29,130	1,107,231
Samsung Electronics Co. Ltd., GDR	2,478	1,055,876

		$6,417,509

Energy - Independent - 3.9%
Apache Corp.	19,670	$2,575,196
CONSOL Energy, Inc.	5,950	319,099
EOG Resources, Inc.	7,760	919,638
Occidental Petroleum Corp.	35,620	3,721,934
Southwestern Energy Co. (a)	12,280	527,672

		$8,063,539

Energy - Integrated - 6.1%
BP PLC, ADR	28,050	$1,238,127
Chevron Corp.	38,430	4,128,535
EQT Corp.	7,570	377,743
Exxon Mobil Corp. (s)	63,120	5,310,286
QEP Resources, Inc.	36,410	1,476,061

		$12,530,752

Engineering - Construction - 2.1%
Fluor Corp.	57,300	$4,220,718

Food & Beverages - 3.7%
Bunge Ltd.	17,720	$1,281,688
Dr Pepper Snapple Group, Inc.	31,620	1,174,999
General Mills, Inc.	48,920	1,788,026
Groupe Danone	16,765	1,095,187
PepsiCo, Inc. (s)	35,670	2,297,505

		$7,637,405

Food & Drug Stores - 0.5%
Walgreen Co.	24,880	$998,683

Gaming & Lodging - 0.4%
Marriott International, Inc., “A”	24,090	$857,122

1

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited) - continued

MFS Research Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
General Merchandise - 2.4%
Dollar General Corp. (a)	23,840	$747,384
Kohl’s Corp.	26,190	1,389,118
Target Corp.	55,300	2,765,553

		$4,902,055

Health Maintenance Organizations - 0.4%
WellPoint, Inc.	11,970	$835,386

Insurance - 3.9%
ACE Ltd.	24,070	$1,557,329
Aon Corp.	24,260	1,284,810
Chubb Corp.	14,970	917,811
MetLife, Inc.	59,590	2,665,461
Prudential Financial, Inc.	24,870	1,531,495

		$7,956,906

Internet - 1.3%
Google, Inc., “A” (a)	4,370	$2,561,738

Machinery & Tools - 0.5%
Regal Beloit Corp.	12,330	$910,324

Major Banks - 6.2%
Bank of America Corp.	224,080	$2,986,986
Bank of New York Mellon Corp.	35,389	1,057,069
Goldman Sachs Group, Inc.	15,040	2,383,389
JPMorgan Chase & Co. (s)	93,430	4,307,123
KeyCorp	111,090	986,479
SunTrust Banks, Inc.	36,960	1,065,926

		$12,786,972

Medical & Health Technology & Services - 1.9%
AmerisourceBergen Corp.	16,570	$655,509
Medco Health Solutions, Inc. (a)	23,310	1,309,090
Patterson Cos., Inc.	28,400	914,196
Quest Diagnostics, Inc.	18,580	1,072,438

		$3,951,233

Medical Equipment - 3.2%
Becton, Dickinson & Co.	11,410	$908,464
Covidien PLC	24,400	1,267,336
Medtronic, Inc.	44,660	1,757,371
St. Jude Medical, Inc.	22,120	1,133,871
Thermo Fisher Scientific, Inc. (a)	27,600	1,533,180

		$6,600,222

Metals & Mining - 0.8%
Teck Resources Ltd., “B”	29,042	$1,539,421

Natural Gas - Distribution - 0.6%
AGL Resources, Inc.	30,190	$1,202,770

Natural Gas - Pipeline - 0.3%
Kinder Morgan, Inc. (a)	21,560	$639,038

Network & Telecom - 2.3%
Cisco Systems, Inc.	82,290	$1,411,274
F5 Networks, Inc. (a)	11,360	1,165,195
Finisar Corp. (a)	17,920	440,832
Juniper Networks, Inc. (a)	40,200	1,691,616

		$4,708,917

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Oil Services - 3.0%
Cameron International Corp. (a)	10,520	$600,692
Halliburton Co.	53,880	2,685,379
Schlumberger Ltd.	20,330	1,895,976
Transocean, Inc. (a)	12,980	1,011,791

		$6,193,838

Other Banks & Diversified Financials - 3.0%
Citigroup, Inc. (a)	592,850	$2,620,397
TCF Financial Corp.	50,470	800,454
Visa, Inc., “A”	25,160	1,852,279
Zions Bancorporation	40,930	943,846

		$6,216,976

Pharmaceuticals - 3.9%
Abbott Laboratories	56,030	$2,748,272
Johnson & Johnson	29,320	1,737,210
Pfizer, Inc.	119,430	2,425,623
Teva Pharmaceutical Industries Ltd., ADR	22,930	1,150,398

		$8,061,503

Pollution Control - 0.5%
Republic Services, Inc.	36,950	$1,109,978

Railroad & Shipping - 0.9%
CSX Corp.	22,640	$1,779,504

Restaurants - 1.2%
McDonald’s Corp.	30,920	$2,352,703

Specialty Chemicals - 1.2%
Airgas, Inc.	37,100	$2,464,182

Specialty Stores - 2.7%
Abercrombie & Fitch Co., “A”	18,450	$1,083,015
Amazon.com, Inc. (a)	4,470	805,181
PetSmart, Inc.	24,310	995,495
Staples, Inc.	27,440	532,885
Tiffany & Co.	21,630	1,328,947
Urban Outfitters, Inc. (a)	24,980	745,153

		$5,490,676

Telecommunications - Wireless - 0.1%
Sprint Nextel Corp. (a)	41,660	$193,302

Telephone Services - 2.6%
American Tower Corp., “A” (a)	12,970	$672,105
AT&T, Inc.	79,900	2,444,940
Bezeq - The Israel Telecommunication Corp. Ltd.	191,530	567,945
Qwest Communications International, Inc.	91,830	627,199
Verizon Communications, Inc.	27,660	1,066,016

		$5,378,205

Tobacco - 3.2%
Altria Group, Inc.	90,290	$2,350,249
Philip Morris International, Inc.	40,780	2,676,391
Reynolds American, Inc.	42,940	1,525,658

		$6,552,298

2

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited) - continued

MFS Research Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Trucking - 1.0%
Expeditors International of Washington, Inc.	41,860	$2,098,860

Utilities - Electric Power - 1.7%
American Electric Power Co., Inc.	42,810	$1,504,343
CMS Energy Corp.	100,510	1,974,016

		$3,478,359

Total Common Stocks		$203,362,293

CONVERTIBLE PREFERRED STOCKS - 0.6%
Energy - Independent - 0.3%
Apache Corp., 6%	8,820	$624,985

Utilities - Electric Power - 0.3%
PPL Corp., 9.5%	10,930	$581,913

Total Convertible Preferred Stocks		$1,206,898
MONEY MARKET FUNDS (v) - 0.3%
MFS Institutional Money Market Portfolio, 0.19%, at Net Asset Value	633,922	$633,922

Total Investments		$205,203,113

SECURITIES SOLD SHORT - (0.3)%
Electrical Equipment - (0.3)%
Emerson Electric Co.	(9,100)	$(531,713)

OTHER ASSETS, LESS LIABILITIES - 0.1%		167,229

NET ASSETS - 100.0%		$204,838,629

(a)	Non-income producing security.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short. At March 31, 2011, the value of securities pledged amounted to $653,705.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
GDR	Global Depository Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

MFS Research Series

Supplemental Information (Unaudited) 3/31/11

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially effected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$204,569,191	$—	$—	$204,569,191
Mutual Funds	633,922	—	—	633,922

Total Investments	$205,203,113	$—	$—	$205,203,113

Short Sales	$(531,713)	$—	$—	$(531,713)

For further information regarding security characteristics, see the Portfolio of Investments.

4

MFS Research Series

Supplemental Information (Unaudited) 3/31/11 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$179,943,952

Gross unrealized appreciation	$29,772,642
Gross unrealized depreciation	(4,513,481)

Net unrealized appreciation (depreciation)	$25,259,161

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,282,271	9,452,842	(10,101,191)	633,922

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$397	$633,922

5

MFS® INVESTMENT MANAGEMENT

MFS® Research Bond Series

MFS® Variable Insurance Trust

QUARTERLY REPORT

March 31, 2011

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited)

MFS Research Bond Series

Issuer	Shares/Par	Value ($)
BONDS - 95.8%
Aerospace - 0.2%
Bombardier, Inc., 7.75%, 2020 (n)	$1,020,000	$1,107,975

Asset-Backed & Securitized - 9.0%
Anthracite Ltd., “A”, CDO, FRN, 0.612%, 2019 (z)	$1,300,904	$1,183,823
Anthracite Ltd., “B”, CDO, 5.488%, 2037 (z)	700,000	693,910
Anthracite Ltd., “BFL”, CDO, FRN, 1.252%, 2037 (z)	1,160,000	1,081,700
Anthracite Ltd., “CFL”, CDO, FRN, 1.502%, 2037 (z)	263,618	248,144
Anthracite Ltd., CDO, FRN, 1.102%, 2037 (z)	1,977,382	1,900,857
ARCap REIT, Inc., CDO, 6.055%, 2045 (z)	325,000	36,563
Bayview Commercial Asset Trust, FRN, 2.87%, 2035 (i)(z)	584,841	20,885
Bayview Commercial Asset Trust, FRN, 2.257%, 2036 (i)(z)	356,343	16,439
Bayview Commercial Asset Trust, FRN, 2.234%, 2036 (i)(z)	543,880	25,332
Bayview Commercial Asset Trust, FRN, 2.399%, 2036 (i)(z)	425,618	23,368
Bayview Commercial Asset Trust, FRN, 3.116%, 2036 (i)(z)	1,124,631	82,730
Bayview Commercial Asset Trust, FRN, 3.054%, 2036 (i)(z)	562,128	42,345
Bayview Commercial Asset Trust, FRN, 3.236%, 2037 (i)(z)	1,227,493	101,507
Bayview Financial Acquisition Trust, FRN, 5.402%, 2035	4,216	4,221
Bayview Financial Acquisition Trust, FRN, 5.483%, 2041	48,273	48,468
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.848%, 2040 (z)	183,366	102,964
Capital Trust Realty Ltd., CDO, 5.267%, 2035 (z)	1,677,300	1,643,754
Capital Trust Realty Ltd., CDO, 5.16%, 2035 (z)	795,312	802,788
Carey Commercial Mortgage Trust, 2002-1, “A”, 5.97%, 2019 (z)	290,600	293,660
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	4,500,342	4,730,222
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.222%, 2044	500,000	528,786
Commercial Mortgage Acceptance Corp., FRN, 1.408%, 2030 (i)	178,284	8,558
Commercial Mortgage Pass- Through Certificates, “A4”, 5.306%, 2046	1,361,478	1,435,446
Compagnie de Financement Foncier, 2.125%, 2013 (n)	900,000	907,570
Credit Suisse Mortgage Capital Certificate, 5.694%, 2040	375,725	387,420
Credit Suisse Mortgage Capital Certificate, 5.311%, 2039	1,600,000	1,679,979

Issuer	Shares/Par	Value ($)
BONDS - continued
Asset-Backed & Securitized - continued
Credit-Based Asset Servicing & Securitization LLC, FRN, 5.303%, 2035	$42,498	$41,587
Crest G-Star, 2001- 1A, “A”, CDO, FRN, 0.78%, 2016 (z)	243,724	241,718
Crest Ltd., “A1” CDO, FRN, 0.788%, 2018 (z)	1,077,875	991,645
Crest Ltd., “A2”, CDO, 4.669%, 2018 (z)	369,828	343,015
Crest Ltd., “B”, CDO, FRN, 1.654%, 2035 (z)	897,000	876,818
CWCapital LLC, 5.223%, 2048	600,000	622,384
E*TRADE RV & Marine Trust, 3.62%, 2018	562	562
Falcon Franchise Loan LLC, FRN, 3.002%, 2025 (i)(z)	237,628	18,654
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029 (n)	34,095	35,301
Ford Credit Auto Lease Trust, 1.04%, 2013 (n)	884,103	884,804
GMAC LLC, FRN, 7.808%, 2034 (n)	110,000	109,362
GMAC LLC, FRN, 6.02%, 2033 (z)	29,647	30,675
Hertz Vehicle Financing LLC, 2010-1A, “A1”, 2.6%, 2015 (n)	1,205,000	1,220,984
JPMorgan Chase Commercial Mortgage Securities Corp., 5.552%, 2045	725,000	776,071
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 2049	4,865,701	5,131,554
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.817%, 2049	3,564,937	3,717,232
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.398%, 2042 (n)	130,000	45,390
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.986%, 2051	4,621,335	4,902,634
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.817%, 2049	3,630,395	3,888,210
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 0.534%, 2030 (i)	194,407	4,129
Mach One Trust Commercial Mortgage, “B”, 5.43%, 2040 (z)	851,000	816,960
Merrill Lynch Mortgage Trust, “B”, FRN, 5.828%, 2050	450,000	277,701
Merrill Lynch Mortgage Trust, FRN, “A3”, 6.02%, 2050	3,575,513	3,733,390
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.744%, 2050	540,000	564,234
Morgan Stanley Capital I, Inc., FRN, 0.598%, 2030 (i)(n)	274,875	7,072
Preferred Term Securities XIX Ltd., CDO, FRN, 0.659%, 2035 (z)	467,597	312,121

1

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited) - continued

MFS Research Bond Series

Issuer	Shares/Par	Value ($)
BONDS - continued
Asset-Backed & Securitized - continued
Prudential Securities Secured Financing Corp., FRN, 7.223%, 2013 (z)	$125,000	$125,362
Residential Funding Mortgage Securities, Inc., FRN, 5.32%, 2035	174,000	63,460
Smart Trust, “A2B”, FRN, 1.108%, 2013 (z)	713,000	713,001
Structured Asset Securities Corp., FRN, 0.489%, 2035	1,634	1,613
Wachovia Bank Commercial Mortgage Trust, “A3”, FRN, 5.899%, 2051	3,431,440	3,639,989
Wachovia Bank Commercial
Mortgage Trust, FRN, 5.899%, 2051	4,231,834	4,531,543

		$56,700,614

Automotive - 0.4%
Ford Motor Credit Co. LLC, 8%, 2014	$1,350,000	$1,501,442
Harley Davidson Financial Services, 3.875%, 2016 (z)	970,000	965,408

		$2,466,850

Biotechnology - 0.2%
Life Technologies Corp., 5%, 2021	$1,542,000	$1,541,792

Broadcasting - 1.1%
CBS Corp., 5.75%, 2020	$1,940,000	$2,051,860
Inmarsat Finance PLC, 7.375%, 2017 (n)	1,525,000	1,608,875
NBC Universal, Inc., 5.95%, 2041 (n)	1,594,000	1,527,478
News America, Inc., 8.5%, 2025	152,000	185,331
SIRIUS XM Radio, Inc., 13%, 2013 (z)	1,215,000	1,442,813

		$6,816,357

Brokerage & Asset Managers - 0.2%
INVESCO PLC, 5.625%, 2012	$191,000	$199,016
TD AMERITRADE Holding Corp., 5.6%, 2019	859,000	909,009

		$1,108,025

Building - 0.2%
Owens Corning, Inc., 6.5%, 2016	$1,192,000	$1,297,851
Cable TV - 2.0%
Cox Communications, Inc., 9.375%, 2019 (n)	$2,492,000	$3,237,439
CSC Holdings LLC, 8.5%, 2014	1,600,000	1,794,000
DIRECTV Holdings LLC, 5.2%, 2020	1,050,000	1,081,453
DIRECTV Holdings LLC, 7.625%, 2016	2,517,000	2,774,993
Myriad International Holdings B.V., 6.375%, 2017 (n)	1,470,000	1,552,614
TCI Communications, Inc., 9.8%, 2012	72,000	77,420

Issuer	Shares/Par	Value ($)
BONDS - continued
Cable TV - continued
Time Warner Entertainment Co. LP, 8.375%, 2033	$290,000	$354,749
Virgin Media Finance PLC, 9.5%, 2016	1,350,000	1,535,625
Virgin Media Secured Finance PLC, 5.25%, 2021 (z)	480,000	481,635

		$12,889,928

Chemicals - 1.1%
Ashland, Inc., 9.125%, 2017	$620,000	$711,450
Dow Chemical Co., 8.55%, 2019	2,300,000	2,907,301
Lyondell Chemical Co., 11%, 2018	1,275,000	1,431,188
Nalco Co., 8.25%, 2017	1,700,000	1,857,250

		$6,907,189

Consumer Products - 0.7%
Hasbro, Inc., 6.35%, 2040	$2,000,000	$2,005,182
Newell Rubbermaid, Inc., 5.5%, 2013	1,971,000	2,114,826

		$4,120,008

Consumer Services - 0.2%
Western Union Co., 5.4%, 2011	$1,147,000	$1,180,718
Containers - 0.5%
Greif, Inc., 7.75%, 2019	$1,575,000	$1,720,688
Owens-Illinois, Inc., 7.375%, 2016	1,370,000	1,501,863

		$3,222,551

Defense Electronics - 0.1%
BAE Systems Holdings, Inc., 6.375%, 2019 (n)	$500,000	$561,557
BAE Systems Holdings, Inc., 6.4%, 2011 (n)	354,000	368,063

		$929,620

Electronics - 0.2%
Tyco Electronics Group S.A., 6.55%, 2017	$1,180,000	$1,350,399
Emerging Market Quasi-Sovereign - 0.5%
Development Bank of Kazakhstan, 5.5%, 2015 (n)	$1,739,000	$1,812,908
PTTEP Canada International Finance Ltd., 5.692%, 2021 (z)	1,580,000	1,578,847

		$3,391,755

Emerging Market Sovereign - 0.3%
Republic of Hungary, 6.375%, 2021	$1,592,000	$1,593,592
Energy - Independent - 1.6%
Anadarko Petroleum Corp., 6.375%, 2017	$653,000	$718,754
Anadarko Petroleum Corp., 6.45%, 2036	1,280,000	1,278,348
Anadarko Petroleum Corp., 6.95%, 2019	1,460,000	1,638,922
Newfield Exploration Co., 6.625%, 2016	1,160,000	1,199,150

2

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited) - continued

MFS Research Bond Series

Issuer	Shares/Par	Value ($)
BONDS - continued
Energy - Independent - continued
Newfield Exploration Co., 7.125%, 2018	$740,000	$795,500
Pioneer Natural Resources Co., 6.65%, 2017	1,385,000	1,502,624
Southwestern Energy Co., 7.5%, 2018	2,521,000	2,858,184
Talisman Energy, Inc., 7.75%, 2019	200,000	244,037

		$10,235,519

Energy - Integrated - 0.2%
BP Capital Markets PLC, 4.5%, 2020	$623,000	$618,238
ConocoPhillips, 6%, 2020	740,000	849,778

		$1,468,016

Financial Institutions - 1.4%
CIT Group, Inc., 6.625%, 2018 (z)	$1,641,000	$1,665,615
General Electric Capital Corp., 6.375% to 2017, FRN to 2067	1,619,000	1,663,523
General Electric Capital Corp., 4.625%, 2021	1,830,000	1,802,224
HSBC Finance Corp., 6.75%, 2011	46,000	46,315
International Lease Finance Corp., 7.125%, 2018 (n)	1,190,000	1,278,655
SLM Corp., 6.25%, 2016	2,039,000	2,125,658

		$8,581,990

Food & Beverages - 1.3%
Anheuser-Busch InBev S.A., 7.75%, 2019	$2,667,000	$3,281,231
Kraft Foods, Inc., 6.125%, 2018	550,000	614,823
Kraft Foods, Inc., 6.5%, 2040	1,351,000	1,442,984
Miller Brewing Co., 5.5%, 2013 (n)	1,310,000	1,423,728
Tyson Foods, Inc., 7.35%, 2016	1,255,000	1,402,463

		$8,165,229

Forest & Paper Products - 0.8%
Fibria Overseas Finance, 6.75%, 2021 (n)	$1,549,000	$1,599,343
Georgia-Pacific Corp., 5.4%, 2020 (n)	175,000	172,808
Georgia-Pacific Corp., 7.125%, 2017 (n)	1,500,000	1,591,875
Inversiones CMPC S.A., 4.75%, 2018 (n)	1,660,000	1,633,334

		$4,997,360

Gaming & Lodging - 0.6%
Wyndham Worldwide Corp., 7.375%, 2020	$600,000	$661,890
Wyndham Worldwide Corp., 6%, 2016	2,905,000	3,078,254

		$3,740,144

Insurance - 1.1%
Aflac, Inc., 6.45%, 2040	$1,654,000	$1,660,065
ING Groep N.V., 5.775% to 2015, FRN to 2049	2,013,000	1,862,025
Metropolitan Life Global Funding, 5.125%, 2013 (n)	420,000	448,206

Issuer	Shares/Par	Value ($)
BONDS - continued
Insurance - continued
Metropolitan Life Global Funding, 5.125%, 2014 (n)	$290,000	$314,299
Unum Group, 7.125%, 2016	290,000	326,927
UnumProvident Corp., 6.85%, 2015 (n)	2,243,000	2,496,551

		$7,108,073

Insurance - Health - 0.8%
Humana, Inc., 7.2%, 2018	$2,482,000	$2,821,049
Unitedhealth Group, Inc., 4.875%, 2013	2,000,000	2,123,940

		$4,944,989

Insurance - Property & Casualty - 1.2%
Allied World Assurance, 5.5%, 2020	$740,000	$727,825
AXIS Capital Holdings Ltd., 5.75%, 2014	555,000	596,269
CNA Financial Corp., 5.875%, 2020	1,580,000	1,631,366
PartnerRe Ltd., 5.5%, 2020	1,083,000	1,084,148
XL Group PLC, 6.5% to 2017, FRN to 2049	1,504,000	1,379,920
ZFS Finance USA Trust II, 6.45% to 2016, FRN to 2065 (n)	542,000	552,840
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2067 (n)	1,452,000	1,455,630

		$7,427,998

International Market Quasi-Sovereign - 1.1%
Achmea Hypotheekbank N.V., 3.2%, 2014 (n)	$1,150,000	$1,190,912
FIH Erhvervsbank A.S., 1.75%, 2012 (z)	766,000	775,930
ING Bank N.V., 3.9%, 2014 (n)	1,500,000	1,590,231
NIBC Bank N.V., 2.8%, 2014 (z)	1,500,000	1,549,953
Royal Bank of Scotland Group PLC, 2.625%, 2012 (n)	1,080,000	1,103,879
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)	842,000	884,157

		$7,095,062

Machinery & Tools - 0.2%
Case New Holland, Inc., 7.875%, 2017 (n)	$1,225,000	$1,361,281

Major Banks - 6.1%
ABN AMRO Bank N.V., 3%, 2014 (z)	$850,000	$848,491
BAC Capital Trust XIV, 5.63% to 2012, FRN to 2049	120,000	92,400
Bank of America Corp., 5.625%, 2020	555,000	569,805
Bank of America Corp., 5.875%, 2021	1,670,000	1,743,777
Bank of America Corp., 8% to 2018, FRN to 2049	1,884,000	2,025,997
Bank of America Corp., 5.65%, 2018	4,300,000	4,493,853
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)	1,200,000	1,152,000

3

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited) - continued

MFS Research Bond Series

Issuer	Shares/Par	Value ($)
BONDS - continued
Major Banks - continued
Credit Suisse (USA), Inc., 6%, 2018	$1,160,000	$1,232,036
Goldman Sachs Group, Inc., 7.5%, 2019	1,438,000	1,670,358
Goldman Sachs Group, Inc., 5.625%, 2017	336,000	354,080
HSBC USA, Inc., 4.875%, 2020	1,090,000	1,067,051
JPMorgan Chase & Co., 6%, 2017	2,680,000	2,931,298
JPMorgan Chase Bank N.A., 5.875%, 2016	250,000	275,273
JPMorgan Chase Capital XXII, 6.45%, 2037	845,000	850,407
JPMorgan Chase Capital XXVII, 7%, 2039	221,000	227,713
Macquarie Group Ltd., 6%, 2020 (n)	1,073,000	1,079,861
Macquarie Group Ltd., 6.25%, 2021 (z)	1,400,000	1,414,720
Merrill Lynch & Co., Inc., 6.15%, 2013	1,170,000	1,260,346
Merrill Lynch & Co., Inc., 6.05%, 2016	1,569,000	1,658,259
Morgan Stanley, 6.625%, 2018	2,260,000	2,484,002
Morgan Stanley, 5.75%, 2016	944,000	1,010,717
Morgan Stanley, 5.5%, 2020	1,600,000	1,598,875
Morgan Stanley, 5.75%, 2021	1,680,000	1,695,617
PNC Funding Corp., 5.625%, 2017	2,415,000	2,619,548
Royal Bank of Scotland PLC, 6.125%, 2021	1,660,000	1,706,598
Wachovia Corp., 6.605%, 2025	164,000	169,964
Wells Fargo & Co., 7.98% to 2018, FRN to 2049	2,012,000	2,203,140

		$38,436,186

Medical & Health Technology & Services - 0.4%
HCA, Inc., 7.875%, 2020	$1,505,000	$1,636,688
McKesson Corp., 5.7%, 2017	510,000	564,830

		$2,201,518

Metals & Mining - 1.5%
ArcelorMittal, 9.85%, 2019	$1,410,000	$1,788,940
ArcelorMittal, 6.5%, 2014	496,000	546,500
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017	1,542,000	1,700,055
Peabody Energy Corp., 5.875%, 2016	1,240,000	1,255,500
Southern Copper Corp., 6.75%, 2040	1,021,000	1,026,288
Teck Resources Ltd., 10.75%, 2019	1,167,000	1,490,259
Teck Resources Ltd., 10.25%, 2016	1,284,000	1,544,010

		$9,351,552

Mortgage-Backed - 22.8%
Fannie Mae, 4.55%, 2011	$111,923	$111,960
Fannie Mae, 4.86%, 2012 - 2015	196,067	204,494
Fannie Mae, 5.12%, 2012	54,891	56,199
Fannie Mae, 3.81%, 2013	17,891	18,544
Fannie Mae, 4.517%, 2013	310,163	325,500
Fannie Mae, 4.845%, 2013	47,941	50,525
Fannie Mae, 5.159%, 2013	1,360,649	1,448,094

Issuer	Shares/Par	Value ($)
BONDS - continued
Mortgage-Backed - continued
Fannie Mae, 4.562%, 2014	105,107	$111,319
Fannie Mae, 4.6%, 2014 - 2015	103,239	109,547
Fannie Mae, 4.609%, 2014	66,885	71,403
Fannie Mae, 4.77%, 2014 - 2019	492,074	518,464
Fannie Mae, 4.88%, 2014 - 2020	206,291	219,816
Fannie Mae, 4.53%, 2015	100,422	106,617
Fannie Mae, 4.56%, 2015	52,380	55,666
Fannie Mae, 4.665%, 2015	35,878	38,245
Fannie Mae, 4.69%, 2015	155,864	166,213
Fannie Mae, 4.7%, 2015	329,132	351,271
Fannie Mae, 4.74%, 2015	46,934	50,150
Fannie Mae, 4.78%, 2015	100,371	107,418
Fannie Mae, 4.815%, 2015	52,455	56,175
Fannie Mae, 4.85%, 2015	166,588	178,448
Fannie Mae, 4.87%, 2015	32,480	34,853
Fannie Mae, 4.89%, 2015	91,959	98,699
Fannie Mae, 4.921%, 2015	109,925	118,266
Fannie Mae, 4.94%, 2015	120,000	128,976
Fannie Mae, 5.1%, 2015	275,000	289,770
Fannie Mae, 5.466%, 2015	791,381	856,327
Fannie Mae, 5.08%, 2016	356,881	384,959
Fannie Mae, 5.09%, 2016	116,136	125,195
Fannie Mae, 5.157%, 2016	3,410,808	3,709,138
Fannie Mae, 5.395%, 2016	129,932	139,687
Fannie Mae, 5.424%, 2016	1,148,596	1,248,307
Fannie Mae, 5.725%, 2016	1,113,250	1,209,996
Fannie Mae, 3.309%, 2017	1,396,945	1,396,057
Fannie Mae, 4.989%, 2017	151,210	163,677
Fannie Mae, 5.05%, 2017	255,752	274,606
Fannie Mae, 5.28%, 2017	138,308	149,017
Fannie Mae, 5.487%, 2017	625,299	672,052
Fannie Mae, 5.5%, 2017 - 2040	21,253,437	22,824,869
Fannie Mae, 5.54%, 2017	105,553	113,245
Fannie Mae, 5.65%, 2017	157,889	169,053
Fannie Mae, 5.34%, 2018	503,125	538,194
Fannie Mae, 5.18%, 2019	130,846	139,744
Fannie Mae, 5.19%, 2020	193,984	203,796
Fannie Mae, 5%, 2020 - 2040	14,170,385	14,890,421
Fannie Mae, 6%, 2022 - 2038	19,572,601	21,331,718
Fannie Mae, 5.35%, 2023	174,752	187,445
Fannie Mae, 4%, 2024 - 2025	2,469,235	2,542,434
Fannie Mae, 4.5%, 2024 - 2040	10,189,063	10,654,008
Fannie Mae, 4.5%, 2025	792,836	833,074
Fannie Mae, 6.5%, 2032 - 2033	33,359	37,737
Freddie Mac, 3.882%, 2017	1,836,000	1,868,859
Freddie Mac, 5%, 2017 - 2040	5,552,506	5,820,466
Freddie Mac, 5.5%, 2019 - 2038	4,795,943	5,146,110
Freddie Mac, 2.757%, 2020	1,439,797	1,415,361
Freddie Mac, 3.32%, 2020	2,941,725	2,955,706
Freddie Mac, 4.251%, 2020	807,000	816,549
Freddie Mac, 4%, 2025 - 2040	8,556,384	8,626,585
Freddie Mac, 4.5%, 2025 - 2028	2,535,437	2,645,457
Freddie Mac, 6%, 2034 - 2038	1,505,870	1,646,159
Ginnie Mae, 4%, 2032 - 2040	4,560,384	4,569,393
Ginnie Mae, 6%, 2036 - 2039	2,379,971	2,625,050
Ginnie Mae, 5.5%, 2038 - 2040	4,055,019	4,393,845
Ginnie Mae, 4.5%, 2039 - 2040	11,342,349	11,749,880

		$144,100,808

Natural Gas - Pipeline - 0.5%
El Paso Pipeline Partners LP, 6.5%, 2020	$460,000	$505,831

4

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited) - continued

MFS Research Bond Series

Issuer	Shares/Par	Value ($)
BONDS - continued
Natural Gas - Pipeline - continued
Enterprise Products Operating LP, 5.65%, 2013	$227,000	$244,686
Kinder Morgan Energy Partners LP, 6.375%, 2041	1,740,000	1,755,020
Spectra Energy Capital LLC, 8%, 2019	613,000	745,334

		$3,366,378

Network & Telecom - 1.3%
AT&T, Inc., 5.35%, 2040 (n)	$1,770,000	$1,585,469
Frontier Communications Corp., 8.5%, 2020	1,393,000	1,509,664
Telecom Italia Capital, 7.175%, 2019	1,329,000	1,452,770
Telefonica Emisiones S.A.U., 5.462%, 2021	760,000	769,660
Telefonica Emisiones S.A.U., 5.134%, 2020	1,471,000	1,463,583
Verizon New York, Inc., 6.875%, 2012	1,317,000	1,394,229

		$8,175,375

Oil Services - 0.6%
Nabors Industries, Inc., 5%, 2020	$2,230,000	$2,215,030
Transocean, Inc., 6.5%, 2020	760,000	837,931
Transocean, Inc., 6%, 2018	610,000	658,602

		$3,711,563

Oils - 0.3%
LUKOIL International Finance B.V., 6.125%, 2020 (n)	$1,980,000	$2,019,600

Other Banks & Diversified Financials - 3.1%
Banco Santander U.S. Debt S.A.U., 3.781%, 2015 (n)	$1,500,000	$1,449,864
Capital One Financial Corp., 6.15%, 2016	1,970,000	2,157,270
Capital One Financial Corp., 8.8%, 2019	1,660,000	2,087,219
Citigroup, Inc., 5.375%, 2020	1,700,000	1,750,070
Citigroup, Inc., 6.125%, 2018	1,810,000	1,974,187
Citigroup, Inc., 8.5%, 2019	2,400,000	2,961,302
Discover Bank, 7%, 2020	1,720,000	1,892,347
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	472,000	529,523
HSBC Holdings PLC, 5.1%, 2021	1,481,000	1,488,599
Lloyds TSB Bank PLC, 4.875%, 2016	1,890,000	1,948,824
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	1,249,000	1,233,388

		$19,472,593

Pharmaceuticals - 0.1%
Celgene Corp., 2.45%, 2015	$743,000	$719,070

Pollution Control - 0.2%
Allied Waste North America, Inc., 6.875%, 2017	$1,250,000	$1,362,500

Printing & Publishing - 0.0%
Pearson PLC, 5.5%, 2013 (n)	$200,000	$214,208

Issuer	Shares/Par	Value ($)
BONDS - continued
Real Estate - 1.5%
HCP, Inc., REIT, 5.375%, 2021	$1,134,000	$1,145,206
HRPT Properties Trust, REIT, 6.25%, 2016	1,689,000	1,814,401
Kimco Realty Corp., REIT, 5.783%, 2016	1,794,000	1,972,343
Liberty Property LP, REIT, 5.5%, 2016	1,013,000	1,087,439
Simon Property Group, Inc., REIT, 10.35%, 2019	1,313,000	1,809,783
WEA Finance LLC, REIT, 6.75%, 2019 (n)	1,510,000	1,732,601

		$9,561,773

Restaurants - 0.0%
YUM! Brands, Inc., 8.875%, 2011	$205,000	$205,459

Retailers - 0.4%
Home Depot, Inc., 5.95%, 2041	$1,524,000	$1,519,754
Wesfarmers Ltd., 6.998%, 2013 (n)	1,000,000	1,102,247

		$2,622,001

Specialty Stores - 0.5%
Advance Auto Parts, Inc., 5.75%, 2020	$1,512,000	$1,582,606
Best Buy Co., Inc., 6.75%, 2013	1,660,000	1,814,924

		$3,397,530

Supermarkets - 0.1%
Delhaize Group, 5.7%, 2040	$738,000	$674,406

Supranational - 0.0%
Corporacion Andina de Fomento, 6.875%, 2012	$61,000	$63,924

Telecommunications - Wireless - 0.9%
American Tower Corp., 4.5%, 2018	$2,620,000	$2,573,063
Crown Castle Towers LLC, 4.883%, 2020 (n)	900,000	900,607
Crown Castle Towers LLC, 6.113%, 2020 (n)	1,096,000	1,187,903
Rogers Cable, Inc., 5.5%, 2014	734,000	805,746

		$5,467,319

Telephone Services - 0.2%
Embarq Corp., 7.995%, 2036	$993,000	$1,119,509

Tobacco - 1.4%
Altria Group, Inc., 9.25%, 2019	$800,000	$1,044,058
Altria Group, Inc., 9.95%, 2038	650,000	906,617
Lorillard Tobacco Co., 8.125%, 2019	3,555,000	4,139,250
Reynolds American, Inc., 7.25%, 2012	800,000	853,530
Reynolds American, Inc., 6.75%, 2017	1,400,000	1,600,973

		$8,544,428

5

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited) - continued

MFS Research Bond Series

Issuer	Shares/Par	Value ($)
BONDS - continued
Transportation - Services - 0.3%
Erac USA Finance Co., 7%, 2037 (n)	$1,851,000	$2,016,716

U.S. Government Agencies and Equivalents - 5.0%
Bank of America Corp., FRN, 0.689%, 2012 (m)	$2,353,000	$2,366,043
Citigroup, Inc., FRN, 0.634%, 2012 (m)	5,650,000	5,674,849
FDIC Structured Sale Guarantee Note, 0%, 2012 (n)	396,000	385,708
General Electric Capital Corp., FRN, 0.261%, 2012 (m)	3,034,000	3,034,106
Goldman Sachs Group, Inc., FRN, 0.501%, 2012 (m)	1,157,000	1,159,489
JPMorgan Chase & Co., FRN, 0.558%, 2012 (m)	5,650,000	5,680,838
Morgan Stanley, FRN, 0.659%, 2012 (m)	5,173,000	5,199,636
National Credit Union Administration Guaranteed Note, 2.9%, 2020	980,000	954,089
PNC Funding Corp., FRN, 0.502%, 2012 (m)	2,960,000	2,968,184
Small Business Administration, 3.25%, 2030	938,000	907,660
Small Business Administration, 4.34%, 2024	110,751	115,410
Small Business Administration, 4.43%, 2029	1,133,996	1,180,880
Small Business Administration, 4.99%, 2024	92,120	97,679
Small Business Administration, 4.86%, 2025	196,132	207,375
Small Business Administration, 4.625%, 2025	192,518	202,216
Small Business Administration, 5.11%, 2025	158,467	167,821
Small Business Administration, 4.93%, 2024	83,628	88,550
Wells Fargo & Co., FRN, 0.529%, 2012 (m)	1,289,000	1,293,744

		$31,684,277

U.S. Treasury Obligations - 20.6%
U.S. Treasury Bonds, 6.25%, 2023	$177,000	$219,812
U.S. Treasury Bonds, 6%, 2026	373,000	454,128

Issuer	Shares/Par	Value ($)
BONDS - continued
U.S. Treasury Obligations - continued
U.S. Treasury Bonds, 6.75%, 2026	$19,000	$24,834
U.S. Treasury Bonds, 5.25%, 2029	20,585,000	23,183,856
U.S. Treasury Bonds, 4.5%, 2036	116,000	117,124
U.S. Treasury Bonds, 5%, 2037	5,246,000	5,700,104
U.S. Treasury Bonds, 4.5%, 2039	20,040,600	20,034,347
U.S. Treasury Notes, 4.5%, 2011	8,594,000	8,838,052
U.S. Treasury Notes, 1.375%, 2012	42,733,800	43,139,429
U.S. Treasury Notes, 3.125%, 2013	201,000	211,427
U.S. Treasury Notes, 1.875%, 2014	14,184,000	14,428,901
U.S. Treasury Notes, 2.125%, 2015	975,000	985,667
U.S. Treasury Notes, 5.125%, 2016	167,000	190,263
U.S. Treasury Notes, 3.75%, 2018	9,066,000	9,524,966
U.S. Treasury Notes, TIPS, 2%, 2014	748,482	815,612
U.S. Treasury Notes, TIPS, 1.625%, 2015	795,798	862,632
U.S. Treasury Notes, TIPS, 2%, 2016	1,364,759	1,506,778

		$130,237,932

Utilities - Electric Power - 0.8%
CenterPoint Energy, Inc., 5.95%, 2017	$540,000	$587,714
EDP Finance B.V., 6%, 2018 (n)	2,600,000	2,466,711
TECO Energy, Inc., 5.15%, 2020	1,810,000	1,875,022
Waterford 3 Funding Corp., 8.09%, 2017	60,492	60,576

		$4,990,023

Total Bonds		$605,467,533

FLOATING RATE LOANS (g)(r) - 0.1%
Automotive - 0.1%
Ford Motor Co., Term Loan B-1, 3%, 2013	$555,987	$555,375

MONEY MARKET FUNDS (v) - 3.2%
MFS Institutional Money Market Portfolio, 0.19%, at Net Asset Value	20,529,916	$20,529,916

Total Investments		$626,552,824

OTHER ASSETS, LESS LIABILITIES - 0.9%		5,791,560

NET ASSETS - 100.0%		$632,344,384

6

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited) - continued

MFS Research Bond Series

(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(m)	The debt is guaranteed under the Federal Deposit Insurance Corporation’s (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $51,908,139 representing 8.2% of net assets.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
ABN AMRO Bank N.V., 3%, 2014	1/27/11	$849,331	$848,491
ARCap REIT, Inc., CDO, 6.055%, 2045	12/07/06	332,032	36,563
Anthracite Ltd., “A”, CDO, FRN, 0.612%, 2019	1/15/10 - 1/28/10	943,420	1,183,823
Anthracite Ltd., “B”, CDO, 5.488%, 2037	12/09/10	689,581	693,910
Anthracite Ltd., “BFL”, CDO, FRN, 1.252%, 2037	12/09/10	1,055,600	1,081,700
Anthracite Ltd., “CFL”, CDO, FRN, 1.502%, 2037	3/03/11	248,295	248,144
Anthracite Ltd., CDO, FRN, 1.102%, 2037	2/24/10 - 3/03/11	1,796,371	1,900,857
Bayview Commercial Asset Trust, FRN, 2.87%, 2035	10/06/05	45,380	20,885
Bayview Commercial Asset Trust, FRN, 2.257%, 2036	3/29/06	35,146	16,439
Bayview Commercial Asset Trust, FRN, 2.234%, 2036	2/28/06	47,407	25,332
Bayview Commercial Asset Trust, FRN, 2.399%, 2036	5/16/06	32,098	23,368
Bayview Commercial Asset Trust, FRN, 3.116%, 2036	9/11/06	147,339	82,730
Bayview Commercial Asset Trust, FRN, 3.054%, 2036	10/25/06	79,424	42,345
Bayview Commercial Asset Trust, FRN, 3.236%, 2037	1/26/07	122,000	101,507
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.848%, 2040	3/01/06	183,366	102,964
CIT Group, Inc., 6.625%, 2018	3/23/11 - 3/24/11	1,659,584	1,665,615
Capital Trust Realty Ltd., CDO, 5.16%, 2035	4/07/06 - 3/04/10	768,507	802,788
Capital Trust Realty Ltd., CDO, 5.267%, 2035	9/14/10 - 3/25/11	1,541,848	1,643,754
Carey Commercial Mortgage Trust, 2002-1, “A”, 5.97%, 2019	7/22/10	293,310	293,660
Crest G-Star, 2001-1A, “A”, CDO, FRN, 0.78%, 2016	7/21/10	237,021	241,718
Crest Ltd., “A1” CDO, FRN, 0.788%, 2018	1/21/10 - 3/04/10	827,324	991,645
Crest Ltd., “A2”, CDO, 4.669%, 2018	3/02/10	303,122	343,015
Crest Ltd., “B”, CDO, FRN, 1.654%, 2035	1/12/10	752,507	876,818
FIH Erhvervsbank A.S., 1.75%, 2012	12/02/09	764,850	775,930
Falcon Franchise Loan LLC, FRN, 3.002%, 2025	1/29/03	21,651	18,654
GMAC LLC, FRN, 6.02%, 2033	3/20/02	19,074	30,675
Harley Davidson Financial Services, 3.875%, 2016	3/01/11	970,968	965,408
Mach One Trust Commercial Mortgage, “B”, 5.43%, 2040	3/10/10	801,546	816,960
Macquarie Group Ltd., 6.25%, 2021	1/06/11	1,385,404	1,414,720
NIBC Bank N.V., 2.8%, 2014	11/24/09	1,497,555	1,549,953
PTTEP Canada International Finance Ltd., 5.692%, 2021	3/29/11	1,578,424	1,578,847
Preferred Term Securities XIX Ltd., CDO, FRN, 0.659%, 2035	9/08/05 - 3/28/11	331,537	312,121
Prudential Securities Secured Financing Corp., FRN, 7.223%, 2013	12/06/04	128,623	125,362
SIRIUS XM Radio, Inc., 13%, 2013	2/16/11	1,445,080	1,442,813
Smart Trust, “A2B”, FRN, 1.108%, 2013	3/10/11	713,000	713,001
Virgin Media Secured Finance PLC, 5.25%, 2021	2/24/11	477,529	481,635

Total Restricted Securities			$23,494,150
% of Net Assets			3.7%

7

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited) - continued

MFS Research Bond Series

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TIPS	Treasury Inflation Protected Security

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

8

MFS Research Bond Series

Supplemental Information (Unaudited) 3/31/11

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially effected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$161,922,209	$—	$161,922,209
Non-U.S. Sovereign Debt	—	12,144,333	—	12,144,333
Corporate Bonds	—	182,595,284	—	182,595,284
Residential Mortgage-Backed Securities	—	144,260,157	—	144,260,157
Commercial Mortgage-Backed Securities	—	41,537,564	—	41,537,564
Asset-Backed Securities (including CDOs)	—	14,096,131	—	14,096,131
Foreign Bonds	—	48,911,855	—	48,911,855
Floating Rate Loans	—	555,375	—	555,375
Mutual Funds	20,529,916	—	—	20,529,916

Total Investments	$20,529,916	$606,022,908	$—	$626,552,824

For further information regarding security characteristics, see the Portfolio of Investments.

9

MFS Research Bond Series

Supplemental Information (Unaudited) 3/31/11 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$611,486,379

Gross unrealized appreciation	$19,408,118
Gross unrealized depreciation	(4,341,673)

Net unrealized appreciation (depreciation)	$15,066,445

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	8,107,357	103,498,109	(91,075,550)	20,529,916

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$6,539	$20,529,916

10

MFS® INVESTMENT MANAGEMENT

MFS® Research International Series

MFS® Variable Insurance Trust

QUARTERLY REPORT

March 31, 2011

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited)

MFS Research International Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 98.7%
Alcoholic Beverages - 1.5%
Heineken N.V.	51,649	$2,822,108

Apparel Manufacturers - 1.4%
Li & Fung Ltd.	148,000	$758,213
LVMH Moet Hennessy Louis Vuitton S.A.	12,391	1,961,510

		$2,719,723

Automotive - 3.2%
Bayerische Motoren Werke AG	29,865	$2,486,574
DENSO Corp.	49,400	1,639,144
Honda Motor Co. Ltd.	53,300	2,002,434

		$6,128,152

Broadcasting - 1.7%
Nippon Television Network Corp.	8,790	$1,250,129
Publicis Groupe S.A.	35,338	1,981,955

		$3,232,084

Brokerage & Asset Managers - 1.7%
Aberdeen Asset Management PLC	152,836	$516,838
BM&F Bovespa S.A.	118,700	861,541
Deutsche Boerse AG	14,491	1,099,737
Nomura Holdings, Inc.	158,800	830,464

		$3,308,580

Business Services - 2.2%
Cognizant Technology Solutions Corp., “A” (a)	14,170	$1,153,438
Compass Group PLC	42,090	378,454
Mitsubishi Corp.	67,700	1,879,289
Nomura Research, Inc.	41,700	920,428

		$4,331,609

Chemicals - 0.9%
Monsanto Co.	8,800	$635,888
Nufarm Ltd. (a)	194,196	1,038,480

		$1,674,368

Computer Software - 0.7%
Dassault Systems S.A.	18,173	$1,396,681

Computer Software - Systems - 2.6%
Acer, Inc.	827,978	$1,689,378
Konica Minolta Holdings, Inc.	281,500	2,358,806
Ricoh Co. Ltd.	76,000	891,753

		$4,939,937

Conglomerates - 0.6%
Hutchison Whampoa Ltd.	103,000	$1,219,546

Construction - 0.2%
Urbi Desarrollos Urbanos S.A. de C.V. (a)	155,450	$362,799

Consumer Products - 1.2%
Kimberly-Clark de Mexico S.A. de C.V., “A”	63,240	$391,846
Reckitt Benckiser Group PLC	36,946	1,897,785

		$2,289,631

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Electrical Equipment - 3.9%
Legrand S.A.	11,344	$471,932
Schneider Electric S.A.	16,657	2,846,919
Siemens AG	30,009	4,112,954

		$7,431,805

Electronics - 1.6%
Samsung Electronics Co. Ltd.	1,673	$1,421,429
Taiwan Semiconductor Manufacturing Co. Ltd.	704,174	1,690,602

		$3,112,031

Energy - Independent - 1.9%
Bankers Petroleum Ltd. (a)	85,420	$766,533
INPEX Corp.	386	2,928,180

		$3,694,713

Energy - Integrated - 6.1%
BG Group PLC	83,856	$2,086,432
BP PLC	405,771	2,955,256
China Petroleum & Chemical Corp.	846,000	848,333
Petroleo Brasileiro S.A., ADR	19,200	776,256
Royal Dutch Shell PLC, “A”	141,026	5,121,933

		$11,788,210

Engineering - Construction - 2.0%
JGC Corp.	83,000	$1,942,787
Keppel Corp. Ltd.	119,000	1,161,206
Outotec Oyj (l)	14,084	847,095

		$3,951,088

Food & Beverages - 4.2%
Groupe Danone	45,396	$2,965,530
Nestle S.A.	89,320	5,119,976

		$8,085,506

Food & Drug Stores - 2.1%
Lawson, Inc.	41,400	$1,995,840
Tesco PLC	322,296	1,969,873

		$3,965,713

Gaming & Lodging - 0.6%
Sands China Ltd. (a)	486,400	$1,085,537

Insurance - 4.2%
Amlin PLC	51,625	$316,112
China Pacific Insurance Co. Ltd.	266,600	1,120,751
Hiscox Ltd.	119,928	725,881
ING Groep N.V. (a)	249,600	3,159,189
SNS REAAL Groep N.V. (a)	144,974	820,801
Swiss Reinsurance Co.	34,689	1,984,656

		$8,127,390

Machinery & Tools - 2.9%
Beml Ltd.	19,774	$302,385
Glory Ltd.	63,400	1,395,593
KONE Oyj “B”	1,514	87,113
MAN SE	21,957	2,738,335
Schindler Holding AG	3,922	471,409
Sinotruk Hong Kong Ltd.	595,500	509,868

		$5,504,703

1

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited) - continued

MFS Research International Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Major Banks - 11.9%
Bank of China Ltd.	2,058,000	$1,145,604
Barclays PLC	423,715	1,886,572
BNP Paribas	53,545	3,916,370
Credit Suisse Group AG	50,748	2,156,445
Erste Group Bank AG	30,794	1,553,846
HSBC Holdings PLC	475,686	4,891,439
Julius Baer Group Ltd.	26,163	1,135,392
KBC Group N.V.	29,645	1,114,812
Mitsubishi UFJ Financial Group, Inc.	185,000	854,051
Sumitomo Mitsui Financial Group, Inc.	64,300	1,999,036
Westpac Banking Corp.	90,600	2,280,015

		$22,933,582

Medical & Health Technology & Services - 1.9%
Diagnosticos da America S.A.	64,900	$834,778
Miraca Holdings, Inc.	38,400	1,470,353
Rhoen-Klinikum AG	64,993	1,409,253

		$3,714,384

Medical Equipment - 0.9%
Sonova Holding AG	6,397	$570,054
Synthes, Inc.	9,062	1,225,368

		$1,795,422

Metals & Mining - 5.2%
BHP Billiton PLC	102,860	$4,059,195
Iluka Resources Ltd.	190,476	2,620,350
Steel Authority of India Ltd.	119,924	456,085
Sumitomo Metal Industries Ltd.	224,000	500,890
Teck Resources Ltd., “B”	43,266	2,293,388

		$9,929,908

Natural Gas - Distribution - 0.8%
Tokyo Gas Co. Ltd.	347,000	$1,585,237

Network & Telecom - 1.0%
Ericsson, Inc., “B”	150,564	$1,941,715

Oil Services - 0.9%
AMEC PLC	45,160	$864,276
Technip	8,590	916,074

		$1,780,350

Other Banks & Diversified Financials - 5.4%
Aeon Credit Service Co. Ltd.	86,600	$1,192,077
Banco Santander Brasil S.A., ADR	120,990	1,483,337
China Construction Bank	1,515,780	1,420,578
HDFC Bank Ltd., ADR	6,540	1,111,408
ICICI Bank Ltd.	81,481	2,039,446
Komercni Banka A.S.	4,348	1,097,231
Sberbank of Russia	357,530	1,343,598
United Overseas Bank Ltd.	50,000	745,736

		$10,433,411

Pharmaceuticals - 4.8%
Bayer AG	23,690	$1,834,454
Roche Holding AG	23,830	3,403,915
Sanofi-Aventis	35,066	2,458,686
Santen, Inc.	38,700	1,542,324

		$9,239,379

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Precious Metals & Minerals - 0.7%
Newcrest Mining Ltd.	33,317	$1,372,254

Railroad & Shipping - 0.8%
East Japan Railway Co.	26,500	$1,473,461

Real Estate - 0.4%
Hang Lung Properties Ltd.	160,000	$700,388

Special Products & Services - 0.0%
Hutchison Port Holdings Trust, IEU (a)	11,800	$11,682

Specialty Chemicals - 4.2%
Akzo Nobel N.V.	51,336	$3,527,082
Chugoku Marine Paints Ltd.	56,000	469,247
Linde AG	19,203	3,033,054
Nippon Paint Co. Ltd.	46,000	308,584
Symrise AG	23,492	688,829

		$8,026,796

Specialty Stores - 1.3%
Esprit Holdings Ltd.	153,476	$704,385
Industria de Diseno Textil S.A.	12,748	1,022,923
Kingfisher PLC	177,150	698,808

		$2,426,116

Telecommunications - Wireless - 3.1%
KDDI Corp.	239	$1,479,743
Vivo Participacoes S.A., ADR	26,310	1,062,398
Vodafone Group PLC	1,232,610	3,490,026

		$6,032,167

Telephone Services - 2.6%
China Unicom Ltd.	866,000	$1,438,405
Royal KPN N.V.	133,216	2,269,300
Telecom Italia S.p.A.	404,719	622,321
Telecom Italia S.p.A.	568,961	765,208

		$5,095,234

Tobacco - 0.7%
Japan Tobacco, Inc.	393	$1,419,770

Trucking - 1.1%
Yamato Holdings Co. Ltd.	139,500	$2,163,441

Utilities - Electric Power - 3.6%
CEZ AS (a)	28,886	$1,476,247

Cheung Kong Infrastructure Holdings Ltd.	69,000	325,993
Energias de Portugal S.A.	608,083	2,368,157
Fortum Corp.	33,276	1,129,923
Red Electrica de Espana	15,762	895,750
Tractebel Energia S.A.	39,220	663,015
		$6,859,085

Total Common Stocks		$190,105,696

MONEY MARKET FUNDS (v) - 0.9%
MFS Institutional Money Market Portfolio, 0.19%, at Net Asset Value	1,764,136	$1,764,136

2

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited) - continued

MFS Research International Series

Issuer	Shares/Par	Value ($)
COLLATERAL FOR SECURITIES LOANED - 0.3%
Navigator Securities Lending Prime Portfolio, at Net Asset Value	628,989	$628,989

Total Investments		$192,498,821

OTHER ASSETS, LESS LIABILITIES - 0.1%		105,810

NET ASSETS - 100.0%		$192,604,631

(a)	Non-income producing security.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
IEU	International Equity Unit
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

MFS Research International Series

Supplemental Information (Unaudited) 3/31/11

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially effected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$190,105,696	$—	$—	$190,105,696
Mutual Funds	2,393,125	—	—	2,393,125

Total Investments	$192,498,821	$—	$—	$192,498,821

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$180,659,910

Gross unrealized appreciation	$21,594,621
Gross unrealized depreciation	(9,755,710)

Net unrealized appreciation (depreciation)	$11,838,911

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

4

MFS Research International Series

Supplemental Information (Unaudited) 3/31/11 - continued

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	208,772	13,718,737	(12,163,373)	1,764,136

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$698	$1,764,136

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2011, are as follows:

Japan	18.9%
United Kingdom	16.5%
France	9.8%
Germany	9.0%
Swizerland	8.3%
Netherlands	6.6%
Australia	3.8%
China	3.4%
Brazil	3.0%
Other Countries	20.7%

5

MFS® INVESTMENT MANAGEMENT

MFS® Strategic Income Series

MFS® Variable Insurance Trust

QUARTERLY REPORT

March 31, 2011

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited)

MFS Strategic Income Series

Issuer	Shares/Par	Value ($)
BONDS - 96.8%
Aerospace - 0.5%
BE Aerospace, Inc., 8.5%, 2018	$30,000	$33,225
Bombardier, Inc., 7.5%, 2018 (n)	55,000	59,400
CPI International Acquisition, Inc., 8%, 2018 (z)	10,000	10,050
Hawker Beechcraft Acquisition Co. LLC, 8.5%, 2015	35,000	29,663
Huntington Ingalls Industries, Inc., 7.125%, 2021 (z)	35,000	36,488

		$168,826

Apparel Manufacturers - 0.2%
Hanesbrands, Inc., 8%, 2016	$30,000	$32,513
Hanesbrands, Inc., 6.375%, 2020	15,000	14,625
Phillips-Van Heusen Corp., 7.375%, 2020	35,000	37,011

		$84,149

Asset-Backed & Securitized - 3.9%
ARCap REIT, Inc., CDO, “H”, FRN, 6.076%, 2045 (q)(z)	$100,000	$2,750
Bank of Nova Scotia, 1.45%, 2013 (n)	150,000	150,356
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.848%, 2040 (z)	183,366	102,964
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011 (z)	12,268	12,390
Capital Trust Realty Ltd., CDO, 5.16%, 2035 (z)	110,000	111,034
Compagnie de Financement Foncier, FRN, 1.053%, 2012 (n)	200,000	199,760
Crest Ltd., “A1” CDO, FRN, 0.788%, 2018 (z)	94,828	87,241
Crest Ltd., CDO, 7%, 2040	144,319	7,216
Deutsche Mortgage & Asset Receiving Corp., FRN, 7.5%, 2031	84,484	84,858
Falcon Franchise Loan LLC, 6.5%, 2014 (z)	2,803	2,410
Falcon Franchise Loan LLC, FRN, 3.002%, 2025 (i)(z)	386,994	30,379
First Union National Bank Commercial Mortgage Trust, FRN, 0.914%, 2043 (i)(n)	207,748	169
First Union-Lehman Brothers Bank of America, FRN, 0.373%, 2035 (i)	1,174,483	19,752
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029 (n)	80,254	83,092
Hertz Global Holdings, Inc., 4.26%, 2014 (n)	100,000	104,771
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 0.534%, 2030 (i)	317,756	6,749
Morgan Stanley Capital I, Inc., FRN, 1.43%, 2039 (i)(z)	775,105	21,315
Prudential Securities Secured Financing Corp., FRN, 7.223%, 2013 (z)	171,000	171,495

Issuer	Shares/Par	Value ($)
BONDS - continued
Asset-Backed & Securitized - continued
Salomon Brothers Mortgage Securities, Inc., FRN, 7.08%, 2032 (z)	$134,179	$140,495

		$1,339,196

Automotive - 1.2%
Accuride Corp., 9.5%, 2018	$30,000	$33,375
Allison Transmission, Inc., 11%, 2015 (n)	50,000	54,250
Ford Motor Credit Co. LLC, 12%, 2015	200,000	251,730
General Motors Corp., 7.125%, 2013 (d)	44,000	12,320
Goodyear Tire & Rubber Co., 10.5%, 2016	50,000	56,000
UCI International, Inc., 8.625%, 2019 (z)	5,000	5,250

		$412,925

Basic Industry - 0.1%
Trimas Corp., 9.75%, 2017	$35,000	$38,544

Broadcasting - 2.4%
Allbritton Communications Co., 8%, 2018	$30,000	$31,650
CBS Corp., 5.75%, 2020	20,000	21,153
Citadel Broadcasting Corp., 7.75%, 2018 (z)	5,000	5,419
Entravision Communications Corp., 8.75%, 2017	5,000	5,325
Gray Television, Inc., 10.5%, 2015	10,000	10,638
Intelsat Bermuda Ltd., 11.25%, 2017	30,000	32,775
Intelsat Jackson Holdings Ltd., 9.5%, 2016	115,000	121,325
Lamar Media Corp., 6.625%, 2015	40,000	40,900
LBI Media, Inc., 8.5%, 2017 (z)	30,000	24,825
Local TV Finance LLC, 9.25%, 2015 (p)(z)	51,074	49,669
NBC Universal, Inc., 5.95%, 2041 (n)	113,000	108,284
Newport Television LLC, 13%, 2017 (n)(p)	16,265	16,242
News America, Inc., 6.4%, 2035	100,000	102,885
News America, Inc., 6.9%, 2039	29,000	31,486
Nexstar Broadcasting, Inc., 7%, 2014 (p)	59,997	58,347
Nexstar Broadcasting, Inc., 7%, 2014	20,000	19,525
Salem Communications Corp., 9.625%, 2016	5,000	5,400
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)	15,000	16,725
Sinclair Broadcast Group, Inc., 8.375%, 2018 (n)	5,000	5,286
SIRIUS XM Radio, Inc., 13%, 2013 (z)	20,000	23,750
SIRIUS XM Radio, Inc., 8.75%, 2015 (n)	20,000	22,500
SIRIUS XM Radio, Inc., 7.625%, 2018 (n)	25,000	26,375
Univision Communications, Inc., 12%, 2014 (n)	9,000	9,720

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited) - continued

MFS Strategic Income Series

Issuer	Shares/Par	Value ($)
BONDS - continued
Broadcasting - continued
Univision Communications, Inc., 7.875%, 2020 (n)	$15,000	$15,861

		$806,065

Brokerage & Asset Managers - 1.2%
BlackRock, Inc., 3.5%, 2014	$90,000	$94,102
E*TRADE Financial Corp., 7.875%, 2015	30,000	30,375
E*TRADE Financial Corp., 12.5%, 2017	10,000	11,925
Janus Capital Group, Inc., 6.7%, 2017	45,000	48,501
TD AMERITRADE Holding Corp., 5.6%, 2019	200,000	211,644

		$396,547

Building - 1.1%
Building Materials Holding Corp., 6.875%, 2018 (n)	$15,000	$15,338
Building Materials Holding Corp., 7%, 2020 (n)	15,000	15,563
CRH PLC, 8.125%, 2018	80,000	94,156
Lafarge S.A., 6.15%, 2011	160,000	162,375
Nortek, Inc., 11%, 2013	35,177	37,200
Nortek, Inc., 10%, 2018 (n)	5,000	5,388
Owens Corning, 9%, 2019	40,000	47,274

		$377,294

Business Services - 0.5%
Interactive Data Corp., 10.25%, 2018 (n)	$35,000	$39,288
Iron Mountain, Inc., 6.625%, 2016	40,000	40,200
Iron Mountain, Inc., 8.375%, 2021	15,000	16,238
SunGard Data Systems, Inc., 10.25%, 2015	61,000	64,050
SunGard Data Systems, Inc., 7.375%, 2018 (n)	10,000	10,225
SunGard Data Systems, Inc., 7.625%, 2020 (n)	5,000	5,138

		$175,139

Cable TV - 2.5%
Bresnan Broadband Holdings LLC, 8%, 2018 (z)	$5,000	$5,275
Cablevision Systems Corp., 8.625%, 2017	25,000	27,813
CCH II LLC, 13.5%, 2016	35,000	41,913
CCO Holdings LLC, 7.875%, 2018	55,000	58,438
CCO Holdings LLC, 8.125%, 2020	15,000	16,313
Cequel Communications
Holdings, 8.625%, 2017 (z)	10,000	10,425
Charter Communications
Operating LLC, 10.875%, 2014 (n)	25,000	28,000
CSC Holdings LLC, 8.5%, 2014	50,000	56,063
CSC Holdings LLC, 8.5%, 2015	15,000	16,388
DIRECTV Holdings LLC, 5.875%, 2019	40,000	43,247
Insight Communications Co., Inc., 9.375%, 2018 (n)	30,000	33,300
Mediacom LLC, 9.125%, 2019	35,000	37,450
Myriad International Holdings B.V., 6.375%, 2017 (n)	100,000	105,620

Issuer	Shares/Par	Value ($)
BONDS - continued
Cable TV - continued
TCI Communications, Inc., 9.8%, 2012	$81,000	$87,098
Time Warner Cable, Inc., 8.25%, 2019	120,000	146,187
Videotron LTEE, 6.875%, 2014	25,000	25,344
Virgin Media Finance PLC, 9.125%, 2016	100,000	106,000

		$844,874

Chemicals - 2.1%
Ashland, Inc., 9.125%, 2017	$45,000	$51,638
Celanese U.S. Holdings LLC, 6.625%, 2018 (n)	20,000	20,600
Dow Chemical Co., 8.55%, 2019	170,000	214,887
Hexion U.S. Finance Corp/Hexion Nova Scotia Finance, 8.875%, 2018	55,000	58,163
Hexion U.S. Finance Corp/Hexion Nova Scotia Finance, 9%, 2020 (n)	5,000	5,184
Huntsman International LLC, 8.625%, 2021 (n)	50,000	54,500
Lyondell Chemical Co., 11%, 2018	124,207	139,422
Momentive Performance Materials, Inc., 12.5%, 2014	44,000	48,840
Momentive Performance Materials, Inc., 11.5%, 2016	64,000	68,640
Polypore International, Inc., 7.5%, 2017 (z)	20,000	21,000
Solutia, Inc., 7.875%, 2020	40,000	43,400

		$726,274

Computer Software - 0.3%
Oracle Corp., 5.375%, 2040 (n)	$66,000	$64,239
Syniverse Holdings, Inc., 9.125%, 2019 (z)	20,000	21,200

		$85,439

Computer Software - Systems - 0.1%
DuPont Fabros Technology, Inc., REIT, 8.5%, 2017	$30,000	$33,038

Conglomerates - 0.3%
Amsted Industries, Inc., 8.125%, 2018 (n)	$30,000	$31,988
Griffon Corp., 7.125%, 2018 (z)	20,000	20,350
Pinafore LLC, 9%, 2018 (n)	45,000	48,825

		$101,163

Consumer Products - 0.8%
ACCO Brands Corp., 10.625%, 2015	$5,000	$5,638
ACCO Brands Corp., 7.625%, 2015	15,000	15,300
Easton-Bell Sports, Inc., 9.75%, 2016	30,000	33,750
Elizabeth Arden, Inc., 7.375%, 2021	25,000	26,094
Jarden Corp., 7.5%, 2017	35,000	37,363
Libbey Glass, Inc., 10%, 2015	27,000	29,430
Visant Corp., 10%, 2017	25,000	27,000

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited) - continued

MFS Strategic Income Series

Issuer	Shares/Par	Value ($)
BONDS - continued
Consumer Products - continued
Whirlpool Corp., 8%, 2012	$98,000	$104,438

		$279,013

Consumer Services - 1.2%
KAR Holdings, Inc., 10%, 2015	$11,000	$11,591
Realogy Corp., 10.5%, 2014	15,000	15,225
Service Corp. International, 7%, 2017	80,000	85,600
Service Corp. International, 7.625%, 2018	39,000	42,606
Ticketmaster Entertainment, Inc., 10.75%, 2016	25,000	27,311
Western Union Co., 5.4%, 2011	210,000	216,173

		$398,506

Containers - 0.7%
Graham Packaging Co. LP/GPC Capital Corp., 9.875%, 2014	$55,000	$56,856
Graham Packaging Co. LP/GPC Capital Corp., 8.25%, 2018	5,000	5,363
Greif, Inc., 6.75%, 2017	145,000	152,975
Owens-Illinois, Inc., 7.375%, 2016	20,000	21,925
Packaging Dynamics Corp., 8.75%, 2016 (z)	15,000	15,336

		$252,455

Defense Electronics - 0.8%
BAE Systems Holdings, Inc., 5.2%, 2015 (n)	$169,000	$180,943
BAE Systems Holdings, Inc., 6.375%, 2019 (n)	40,000	44,925
ManTech International Corp., 7.25%, 2018	30,000	31,500
MOOG, Inc., 7.25%, 2018	15,000	15,936

		$273,304

Electronics - 0.2%
Freescale Semiconductor, Inc., 10.125%, 2018 (n)	$15,000	$16,800
Freescale Semiconductor, Inc., 9.25%, 2018 (n)	20,000	21,900
Jabil Circuit, Inc., 7.75%, 2016	25,000	28,375

		$67,075

Emerging Market Quasi-Sovereign - 1.4%
IIRSA Norte Finance Ltd., 8.75%, 2024	$110,116	$122,779
Petrobras International Finance Co., 7.875%, 2019	66,000	77,490
Petrobras International Finance Co., 6.75%, 2041	48,000	49,450
Petroleos Mexicanos, 5.5%, 2021	100,000	101,500
VTB Capital S.A., 6.551%, 2020 (n)	128,000	129,754

		$480,973

Emerging Market Sovereign - 0.8%
Republic of Argentina, FRN, 0.467%, 2012	$49,075	$47,565
Republic of Hungary, 6.375%, 2021	114,000	114,114

Issuer	Shares/Par	Value ($)
BONDS - continued
Emerging Market Sovereign - continued
Republic of South Africa, 5.5%, 2020	$100,000	$105,875
United Mexican States, 5.75%, 2110	4,000	3,604

		$271,158

Energy - Independent - 3.1%
Anadarko Petroleum Corp., 5.95%, 2016	$120,000	$130,486
Bill Barrett Corp., 9.875%, 2016	30,000	33,750
Carrizo Oil & Gas, Inc., 8.625%, 2018 (n)	30,000	31,800
Chaparral Energy, Inc., 8.875%, 2017	30,000	31,500
Chesapeake Energy Corp., 6.875%, 2020	25,000	27,000
Concho Resources, Inc., 8.625%, 2017	10,000	11,050
Denbury Resources, Inc., 8.25%, 2020	35,000	39,113
Energy XXI Gulf Coast, Inc., 9.25%, 2017 (n)	35,000	37,450
Harvest Operations Corp., 6.875%, 2017 (n)	35,000	36,313
Hilcorp Energy I LP, 9%, 2016 (n)	55,000	57,610
LINN Energy LLC, 8.625%, 2020 (n)	15,000	16,650
Linn Energy LLC, 7.75%, 2021 (n)	23,000	24,553
MEG Energy Corp., 6.5%, 2021 (z)	5,000	5,081
Newfield Exploration Co., 6.625%, 2014	40,000	40,900
Newfield Exploration Co., 6.625%, 2016	30,000	31,011
OPTI Canada, Inc., 9.75%, 2013 (n)	30,000	30,075
OPTI Canada, Inc., 8.25%, 2014	65,000	34,694
Penn Virginia Corp., 10.375%, 2016	35,000	39,550
Pioneer Natural Resources Co., 6.875%, 2018	35,000	37,991
Pioneer Natural Resources Co., 7.5%, 2020	90,000	101,360
Plains Exploration & Production Co., 7%, 2017	65,000	67,111
QEP Resources, Inc., 6.875%, 2021	35,000	36,750
Quicksilver Resources, Inc., 8.25%, 2015	35,000	36,661
Quicksilver Resources, Inc., 9.125%, 2019	30,000	32,661
Range Resources Corp., 8%, 2019	25,000	27,561
SandRidge Energy, Inc., 8%, 2018 (n)	55,000	57,610
Talisman Energy, Inc., 7.75%, 2019	10,000	12,202

		$1,068,493

Energy - Integrated - 0.9%
BP Capital Markets PLC, 4.5%, 2020	$29,000	$28,778

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited) - continued

MFS Strategic Income Series

Issuer	Shares/Par	Value ($)
BONDS - continued
Energy - Integrated - continued
BP Capital Markets PLC, 4.742%, 2021	$90,000	$90,168
Cenovus Energy, Inc., 4.5%, 2014	30,000	32,213
Hess Corp., 8.125%, 2019	30,000	37,661
Petro-Canada, 5%, 2014	110,000	118,642

		$307,462

Entertainment - 0.3%
AMC Entertainment, Inc., 8.75%, 2019	$30,000	$32,550
AMC Entertainment, Inc., 9.75%, 2020 (z)	15,000	16,050
Cinemark USA, Inc., 8.625%, 2019	45,000	49,163
NAI Entertainment Holdings LLC, 8.25%, 2017 (z)	15,000	16,050

		$113,813

Financial Institutions - 2.7%
CIT Group, Inc., 5.25%, 2014 (z)	$45,000	$45,394
CIT Group, Inc., 7%, 2014	40,000	40,750
CIT Group, Inc., 7%, 2016	60,000	60,075
CIT Group, Inc., 7%, 2017	130,000	130,163
CIT Group, Inc., 6.625%, 2018 (z)	35,000	35,525
General Electric Capital Corp., 6%, 2019	30,000	32,753
General Electric Capital Corp., 5.5%, 2020	95,000	100,512
General Electric Capital Corp., 6.375% to 2017, FRN to 2067	40,000	41,100
General Electric Capital Corp., FRN, 0.434%, 2012	90,000	89,828
GMAC, Inc., 8%, 2031	20,000	21,800
International Lease Finance Corp., 9%, 2017 (n)	40,000	45,000
International Lease Finance Corp., 7.125%, 2018 (n)	47,000	50,502
International Lease Finance Corp., 8.25%, 2020	5,000	5,481
Nationstar Mortgage LLC, 10.875%, 2015 (z)	20,000	20,600
ORIX Corp., 5.48%, 2011	130,000	133,252
SLM Corp., 8.45%, 2018	15,000	16,800
SLM Corp., 8%, 2020	60,000	65,400

		$934,935

Food & Beverages - 2.5%
Anheuser-Busch InBev S.A., 7.75%, 2019	$140,000	$172,243
ARAMARK Corp., 8.5%, 2015	30,000	31,275
B&G Foods, Inc., 7.625%, 2018	25,000	26,938
Conagra Foods, Inc., 5.875%, 2014	150,000	164,060
Constellation Brands, Inc., 7.25%, 2016	15,000	16,219
Kraft Foods, Inc., 6.125%, 2018	80,000	89,466
Miller Brewing Co., 5.5%, 2013 (n)	170,000	184,759
Pinnacle Foods Finance LLC, 9.25%, 2015	45,000	46,969
Pinnacle Foods Finance LLC, 10.625%, 2017	10,000	10,725
TreeHouse Foods, Inc., 7.75%, 2018	30,000	32,325

Issuer	Shares/Par	Value ($)
BONDS - continued
Food & Beverages - continued
Tyson Foods, Inc., 6.6%, 2016	$70,000	$78,225

		$853,204

Forest & Paper Products - 1.2%
Boise, Inc., 8%, 2020	$30,000	$32,400
Cascades, Inc., 7.75%, 2017	25,000	26,406
Georgia-Pacific Corp., 7.125%, 2017 (n)	35,000	37,144
Georgia-Pacific Corp., 8%, 2024	20,000	22,850
Georgia-Pacific Corp., 7.25%, 2028	10,000	10,450
Graphic Packaging Holding Co., 7.875%, 2018	20,000	21,425
Inversiones CMPC S.A., 4.75%, 2018 (n)	103,000	101,345
Millar Western Forest Products Ltd., 7.75%, 2013	40,000	40,550
Votorantim Participacoes S.A., 6.75%, 2021 (n)	100,000	106,000

		$398,570

Gaming & Lodging - 2.2%
American Casinos, Inc., 7.5%, 2021 (z)	$25,000	$24,781
Firekeepers Development Authority, 13.875%, 2015 (n)	30,000	35,550
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (d)(n)	65,000	325
Gaylord Entertainment Co., 6.75%, 2014	40,000	40,650
GWR Operating Partnership LLP, 10.875%, 2017	20,000	21,675
Harrah’s Operating Co., Inc., 11.25%, 2017	95,000	107,944
Harrah’s Operating Co., Inc., 10%, 2018	2,000	1,825
Harrah’s Operating Co., Inc., 10%, 2018	39,000	35,588
Host Hotels & Resorts, Inc., 6.75%, 2016	30,000	30,938
Host Hotels & Resorts, Inc., 9%, 2017	30,000	33,825
Marriott International, Inc., 5.625%, 2013	80,000	85,586
MGM Mirage, 10.375%, 2014	5,000	5,725
MGM Mirage, 11.125%, 2017	10,000	11,450
MGM Resorts International, 11.375%, 2018	25,000	27,750
MGM Resorts International, 9%, 2020	30,000	32,888
Penn National Gaming, Inc., 8.75%, 2019	35,000	38,631
Station Casinos, Inc., 6.5%, 2014 (d)	85,000	9
Station Casinos, Inc., 6.875%, 2016 (d)	180,000	18
Wyndham Worldwide Corp., 6%, 2016	50,000	52,982
Wyndham Worldwide Corp., 5.75%, 2018	90,000	93,254
Wyndham Worldwide Corp., 7.375%, 2020	30,000	33,092

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited) - continued

MFS Strategic Income Series

Issuer	Shares/Par		Value ($)
BONDS - continued
Gaming & Lodging - continued
Wynn Las Vegas LLC, 7.75%, 2020		$25,000	$26,500

			$740,986

Industrial - 0.4%
Altra Holdings, Inc., 8.125%, 2016		$25,000	$26,813
Diversey, Inc., 8.25%, 2019		20,000	21,450
Mueller Water Products, Inc., 7.375%, 2017		25,000	24,436
Mueller Water Products, Inc., 8.75%, 2020		16,000	17,800
Steelcase, Inc., 6.5%, 2011		61,000	62,099

			$152,598

Insurance - 2.7%
Aflac, Inc., 6.45%, 2040		$60,000	$60,220
Allianz AG, 5.5% to 2014, FRN to 2049	EUR	105,000	146,946
American International Group, Inc., 8.175% to 2038, FRN to 2068		$35,000	37,669
ING Groep N.V., 5.775% to 2015, FRN to 2049		210,000	194,250
Metropolitan Life Global Funding, 2.875%, 2012 (n)		140,000	142,763
Metropolitan Life Global Funding, 5.125%, 2014 (n)		40,000	43,352
Principal Financial Group, Inc., 8.875%, 2019		80,000	101,683
Prudential Financial, Inc., 6.2%, 2015		80,000	88,293
Unum Group, 7.125%, 2016		90,000	101,460

			$916,636

Insurance - Property & Casualty - 2.5%
ACE INA Holdings, Inc., 2.6%, 2015		$150,000	$145,778
Aon Corp., 3.5%, 2015		130,000	130,455
AXIS Capital Holdings Ltd., 5.75%, 2014		130,000	139,667
AXIS Capital Holdings Ltd., 5.875%, 2020		40,000	40,239
CNA Financial Corp., 5.875%, 2020		100,000	103,251
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2088 (n)		50,000	65,000
PartnerRe Ltd., 5.5%, 2020		66,000	66,070
Travelers Cos., Inc., 3.9%, 2020		150,000	142,208
USI Holdings Corp., 9.75%, 2015 (z)		30,000	30,750

			$863,418

International Market Quasi-Sovereign - 3.9%
Canada Housing Trust, 4.6%, 2011 (n)	CAD	63,000	$65,989
EDF Energies Nouvelles S.A., 6.5%, 2019 (n)		$120,000	137,567
Finance for Danish Industry A.S., FRN, 0.563%, 2012 (n)		110,000	110,543
ING Bank N.V., 3.9%, 2014 (n)		150,000	159,023
Irish Life & Permanent PLC, 3.6%, 2013 (e)(n)		400,000	350,000

Issuer	Shares/Par		Value ($)
BONDS - continued
International Market Quasi-Sovereign - continued
LeasePlan Corp. N.V., 3%, 2012 (n)		$60,000	$61,484
Nationwide Building Society, FRN, 0.493%, 2012 (n)		160,000	159,810
Royal Bank of Scotland PLC, FRN, 1.012%, 2012 (n)		183,000	184,051
Westpac Banking Corp., 3.45%, 2014 (n)		100,000	105,280

			$1,333,747

International Market Sovereign - 13.7%
Federal Republic of Germany, 3.75%, 2015	EUR	206,000	$306,596
Federal Republic of Germany, 4.25%, 2018	EUR	246,000	374,475
Federal Republic of Germany, 6.25%, 2030	EUR	100,000	186,774
Government of Canada, 4.5%, 2015	CAD	65,000	72,264
Government of Canada, 4.25%, 2018	CAD	34,000	37,728
Government of Canada, 5.75%, 2033	CAD	11,000	14,716
Government of Japan, 1.5%, 2012	JPY	15,000,000	183,220
Government of Japan, 1.3%, 2014	JPY	32,500,000	403,759
Government of Japan, 1.7%, 2017	JPY	45,650,000	583,080
Government of Japan, 2.2%, 2027	JPY	14,650,000	184,334
Government of Japan, 2.4%, 2037	JPY	15,450,000	194,946
Kingdom of Belgium, 5.5%, 2017	EUR	45,000	69,667
Kingdom of Spain, 4.6%, 2019	EUR	49,000	67,406
Kingdom of the Netherlands, 3.75%, 2014	EUR	219,000	324,240
Kingdom of the Netherlands, 5.5%, 2028	EUR	27,000	45,692
Republic of Austria, 4.65%, 2018	EUR	106,000	161,325
Republic of France, 4.75%, 2012	EUR	100,000	148,151
Republic of France, 6%, 2025	EUR	84,000	145,596
Republic of France, 4.75%, 2035	EUR	114,000	175,143
Republic of Italy, 4.75%, 2013	EUR	204,000	299,719
Republic of Italy, 5.25%, 2017	EUR	214,000	320,395
United Kingdom Treasury, 8%, 2015	GBP	104,000	207,637
United Kingdom Treasury, 8%, 2021	GBP	39,000	85,315
United Kingdom Treasury, 4.25%, 2036	GBP	54,000	85,100

			$4,677,278

Local Authorities - 0.6%
Louisiana Gas & Fuels Tax Rev. (Build America Bonds), FRN, 3%, 2043		$100,000	$101,253
Province of Ontario, 5.45%, 2016		95,000	107,419

			$208,672

Machinery & Tools - 0.8%
Atlas Copco AB, 5.6%, 2017 (n)		$135,000	$143,012
Case Corp., 7.25%, 2016		15,000	16,388
Case New Holland, Inc., 7.875%, 2017 (n)		65,000	72,231
Rental Service Corp., 9.5%, 2014		20,000	20,950

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited) - continued

MFS Strategic Income Series

Issuer	Shares/Par	Value ($)
BONDS - continued
Machinery & Tools - continued
RSC Equipment Rental, Inc., 8.25%, 2021 (z)	$10,000	$10,400

		$262,981

Major Banks - 4.8%
BAC Capital Trust XIV, 5.63% to 2012, FRN to 2049	$240,000	$184,800
Bank of America Corp., 7.375%, 2014	50,000	56,466
Bank of America Corp., 8% to 2018, FRN to 2049	80,000	86,030
Bank of New York Mellon Corp., 4.3%, 2014	60,000	64,340
Barclays Bank PLC, 5.125%, 2020	100,000	101,731
BNP Paribas, 5.186% to 2015, FRN to 2049 (n)	26,000	24,960
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)	100,000	96,000
Commonwealth Bank of Australia, 5%, 2019 (n)	80,000	82,611
Goldman Sachs Group, Inc., 6%, 2014	50,000	54,905
Intesa Sanpaolo S.p.A., FRN, 2.712%, 2014 (n)	100,000	101,283
JPMorgan Chase Capital XXII, 6.45%, 2037	71,000	71,454
JPMorgan Chase Capital XXVII, 7%, 2039	20,000	20,608
Macquarie Group Ltd., 6%, 2020 (n)	108,000	108,690
Merrill Lynch & Co., Inc., 6.4%, 2017	30,000	32,702
Morgan Stanley, 6.75%, 2011	40,000	40,066
Morgan Stanley, 6%, 2014	100,000	108,785
Morgan Stanley, 5.625%, 2019	100,000	102,131
Royal Bank of Scotland Group PLC, 7.648% to 2031, FRN to 2049	85,000	79,475
Standard Chartered PLC, 3.85%, 2015 (n)	100,000	102,337
UFJ Finance Aruba AEC, 6.75%, 2013	70,000	77,093
Wells Fargo & Co., 7.98% to 2018, FRN to 2049	49,000	53,655

		$1,650,122

Medical & Health Technology & Services - 2.9%
Biomet, Inc., 10%, 2017	$5,000	$5,481
Biomet, Inc., 10.375%, 2017 (p)	15,000	16,481
Biomet, Inc., 11.625%, 2017	55,000	61,325
Cardinal Health, Inc., 5.8%, 2016	94,000	104,475
Community Health Systems, Inc., 8.875%, 2015	80,000	84,400
Davita, Inc., 6.375%, 2018	25,000	25,250
Davita, Inc., 6.625%, 2020	10,000	10,125
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	20,000	22,925
HCA, Inc., 9.25%, 2016	115,000	123,769
HCA, Inc., 8.5%, 2019	25,000	27,750
HealthSouth Corp., 8.125%, 2020	60,000	64,950
Hospira, Inc., 6.05%, 2017	60,000	66,492
McKesson Corp., 5.7%, 2017	40,000	44,300

Issuer	Shares/Par	Value ($)
BONDS - continued
Medical & Health Technology & Services - continued
Owens & Minor, Inc., 6.35%, 2016	$70,000	$71,820
Tenet Healthcare Corp., 9.25%, 2015	55,000	60,569
United Surgical Partners International, Inc., 8.875%, 2017	15,000	15,731
United Surgical Partners International, Inc., 9.25%, 2017 (p)	15,000	15,863
Universal Hospital Services, Inc., 8.5%, 2015 (p)	55,000	57,406
Universal Hospital Services, Inc., FRN, 3.834%, 2015	10,000	9,700
Vanguard Health Systems, Inc., 8%, 2018	40,000	40,950
VWR Funding, Inc., 10.25%, 2015 (p)	47,531	50,264

		$980,026

Metals & Mining - 1.5%
ArcelorMittal, 5.5%, 2021	$210,000	$206,935
Arch Coal, Inc., 7.25%, 2020	10,000	10,725
Arch Western Finance LLC, 6.75%, 2013	17,000	17,170
Cloud Peak Energy, Inc., 8.25%, 2017	35,000	38,150
Cloud Peak Energy, Inc., 8.5%, 2019	50,000	55,375
Consol Energy, Inc., 8%, 2017	20,000	21,900
Consol Energy, Inc., 8.25%, 2020	15,000	16,631
Novelis, Inc., 8.375%, 2017 (n)	15,000	16,235
Novelis, Inc., 8.75%, 2020 (n)	5,000	5,500
Southern Copper Corp., 6.75%, 2040	100,000	100,518
Vale Overseas Ltd., 6.875%, 2039	33,000	35,274

		$524,413

Mortgage-Backed - 1.5%
Fannie Mae, 6%, 2017	$54,337	$59,397
Fannie Mae, 5.5%, 2020 - 2034	343,456	372,128
Freddie Mac, 4.224%, 2020	94,792	94,960

		$526,485

Natural Gas - Distribution - 0.2%
AmeriGas Partners LP, 7.125%, 2016	$55,000	$57,063
Ferrellgas Partners LP, 8.625%, 2020	23,000	24,955

		$82,018

Natural Gas - Pipeline - 1.6%
Atlas Pipeline Partners LP, 8.125%, 2015	$45,000	$46,828
Crosstex Energy, Inc., 8.875%, 2018	35,000	38,150
El Paso Corp., 7%, 2017	45,000	50,364
El Paso Corp., 7.75%, 2032	15,000	16,809
Energy Transfer Equity LP, 7.5%, 2020	55,000	59,813
Enterprise Products Partners LP, 8.375% to 2016, FRN to 2066	20,000	21,600

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited) - continued

MFS Strategic Income Series

Issuer	Shares/Par	Value ($)
BONDS - continued
Natural Gas - Pipeline - continued
Enterprise Products Partners LP, 7.034% to 2018, FRN to 2068	$12,000	$12,450
Kinder Morgan Energy Partners, 5.85%, 2012	97,000	103,176
Kinder Morgan Energy Partners LP, 6.375%, 2041	130,000	131,122
Spectra Energy Capital LLC, 8%, 2019	66,000	80,248

		$560,560

Network & Telecom - 1.9%
AT&T, Inc., 5.5%, 2018	$70,000	$76,412
Cincinnati Bell, Inc., 8.25%, 2017	10,000	10,075
Cincinnati Bell, Inc., 8.75%, 2018	30,000	28,313
Citizens Communications Co., 9%, 2031	15,000	15,338
France Telecom, 4.375%, 2014	80,000	85,934
Frontier Communications Corp., 8.5%, 2020	30,000	32,511
Qwest Communications International, Inc., 8%, 2015	10,000	11,038
Qwest Communications International, Inc., 7.125%, 2018 (n)	35,000	37,756
Qwest Corp., 7.5%, 2014	65,000	74,263
Telefonica S.A., 5.877%, 2019	80,000	84,126
Verizon Communications, Inc., 8.75%, 2018	80,000	102,356
Verizon New England, Inc., 6.5%, 2011	60,000	61,605
Windstream Corp., 8.125%, 2018	5,000	5,338
Windstream Corp., 7.75%, 2020	15,000	15,411
Windstream Corp., 7.75%, 2021 (z)	10,000	10,161

		$650,637

Oil Services - 0.3%
Edgen Murray Corp., 12.25%, 2015	$20,000	$19,625
McJunkin Red Man Holding Corp., 9.5%, 2016 (n)	20,000	20,250
Pioneer Drilling Co., 9.875%, 2018	45,000	48,375

		$88,250

Other Banks & Diversified Financials - 3.9%
Banco de Credito del Peru, 4.75%, 2016 (z)	$88,000	$86,680
Banco Santander U.S. Debt S.A.U., 2.991%, 2013 (n)	200,000	198,739
Bank of China (Hong Kong) Ltd., 5.55%, 2020 (n)	135,000	138,558
Bosphorus Financial Services Ltd., FRN, 2.113%, 2012 (z)	25,000	24,718
Capital One Financial Corp., 10.25%, 2039	100,000	108,500
Citigroup Capital XXI, 8.3% to 2037, FRN to 2077	40,000	41,600
Citigroup, Inc., 6.375%, 2014	80,000	88,435
Citigroup, Inc., 6.01%, 2015	60,000	65,569
Citigroup, Inc., 8.5%, 2019	52,000	64,162
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	102,000	114,431

Issuer	Shares/Par	Value ($)
BONDS - continued
Other Banks & Diversified Financials - continued
Lloyds TSB Bank PLC, 5.8%, 2020 (n)	$110,000	$110,108
Santander UK PLC, 8.963% to 2030, FRN to 2049	49,000	53,655
Svenska Handelsbanken AB, 4.875%, 2014 (n)	110,000	117,931
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	120,000	118,500

		$1,331,586

Pharmaceuticals - 1.5%
Celgene Corp., 3.95%, 2020	$130,000	$122,675
Pfizer, Inc., 6.2%, 2019	160,000	184,376
Roche Holdings, Inc., 6%, 2019 (n)	140,000	158,686
Teva Pharmaceutical Finance LLC, 5.55%, 2016	39,000	43,412
Valeant Pharmaceuticals International, Inc., 6.75%, 2017 (n)	2,000	1,970

		$511,119

Pollution Control - 0.6%
Allied Waste North America, Inc., 7.125%, 2016	$125,000	$130,469
Republic Services, Inc., 5.25%, 2021	80,000	83,748

		$214,217

Printing & Publishing - 0.2%
American Media, Inc., 13.5%, 2018 (z)	$3,347	$3,431
McClatchy Co., 11.5%, 2017	20,000	22,500
Nielsen Finance LLC, 11.5%, 2016	13,000	15,306
Nielsen Finance LLC, 7.75%, 2018 (n)	10,000	10,725

		$51,962

Railroad & Shipping - 0.4%
Kansas City Southern Railway, 8%, 2015	$45,000	$48,825
Panama Canal Railway Co., 7%, 2026 (n)	93,800	84,401

		$133,226

Real Estate - 1.5%
Entertainment Properties Trust, REIT, 7.75%, 2020 (n)	$30,000	$32,400
HCP, Inc., REIT, 5.375%, 2021	95,000	95,939
Kennedy Wilson, Inc., 8.75%, 2019 (z)	15,000	14,895
Kimco Realty Corp., REIT, 6.875%, 2019	22,000	25,669
Simon Property Group, Inc., REIT, 6.1%, 2016	190,000	214,712
WEA Finance LLC, REIT, 5.4%, 2012 (n)	50,000	52,902
WEA Finance LLC, REIT, 6.75%, 2019 (n)	60,000	68,845

		$505,362

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited) - continued

MFS Strategic Income Series

Issuer	Shares/Par	Value ($)
BONDS - continued
Restaurants - 0.0%
Dunkin Finance Corp., 9.625%, 2018 (n)	$11,000	$11,206

Retailers - 2.1%
AutoZone, Inc., 6.5%, 2014	$150,000	$167,982
Burlington Coat Factory Warehouse Corp., 10%, 2019 (z)	5,000	4,850
Chinos Acquisition Corp., 8.125%, 2019 (z)	25,000	24,531
Express LLC/Express Finance Corp., 8.75%, 2018	20,000	21,700
Limited Brands, Inc., 5.25%, 2014	25,000	26,000
Limited Brands, Inc., 6.9%, 2017	25,000	26,813
Limited Brands, Inc., 6.95%, 2033	15,000	13,950
Macy’s, Inc., 8.375%, 2015	120,000	139,500
Neiman Marcus Group, Inc., 10.375%, 2015	35,000	36,881
QVC, Inc., 7.375%, 2020 (n)	25,000	26,061
Sally Beauty Holdings, Inc., 10.5%, 2016	45,000	48,935
Staples, Inc., 9.75%, 2014	80,000	96,045
Toys “R” Us Property Co. II LLC, 8.5%, 2017	15,000	16,125
Toys “R” Us, Inc., 10.75%, 2017	30,000	34,050
Yankee Holdings Corp., 10.25%, 2016 (p)(z)	20,000	20,150

		$703,573

Specialty Stores - 0.1%
Michaels Stores, Inc., 11.375%, 2016	$25,000	$27,250
Michaels Stores, Inc., 7.75%, 2018 (n)	20,000	20,400

		$47,650

Supermarkets - 0.3%
Delhaize Group, 5.875%, 2014	$90,000	$98,262

Supranational - 0.4%
Central American Bank, 4.875%, 2012 (n)	$140,000	$143,851

Telecommunications - Wireless - 2.0%
American Tower Corp., 4.625%, 2015	$40,000	$41,526
Clearwire Corp., 12%, 2015 (n)	80,000	86,400
Cricket Communications, Inc., 7.75%, 2016	20,000	21,250
Crown Castle International Corp., 9%, 2015	20,000	22,050
Crown Castle International Corp., 7.125%, 2019	60,000	62,850
Crown Castle Towers LLC, 6.113%, 2020 (n)	104,000	112,721
MetroPCS Wireless, Inc., 7.875%, 2018	30,000	32,100
Nextel Communications, Inc., 7.375%, 2015	35,000	35,131
NII Holdings Corp., 7.625%, 2021	10,000	10,225
NII Holdings, Inc., 10%, 2016	30,000	34,200
NII Holdings, Inc., 8.875%, 2019	20,000	22,000
Rogers Cable, Inc., 5.5%, 2014	79,000	86,722

Issuer	Shares/Par	Value ($)
BONDS - continued
Telecommunications - Wireless - continued
SBA Communications Corp., 8.25%, 2019	$10,000	$11,050
Sprint Capital Corp., 6.875%, 2028	15,000	13,836
Sprint Nextel Corp., 8.375%, 2017	80,000	89,100
Sprint Nextel Corp., 8.75%, 2032	15,000	15,956

		$697,117

Telephone Services - 0.2%
Cogent Communications Group, Inc., 8.375%, 2018 (z)	$10,000	$10,313
Frontier Communications Corp., 8.125%, 2018	40,000	43,050

		$53,363

Tobacco - 1.2%
Altria Group, Inc., 9.25%, 2019	$130,000	$169,659
Lorillard Tobacco Co., 8.125%, 2019	37,000	43,081
Lorillard Tobacco Co., 6.875%, 2020	50,000	54,077
Reynolds American, Inc., 6.75%, 2017	135,000	154,378

		$421,195

Transportation - Services - 1.0%
ACL I Corp., 10.625%, 2016 (p)(z)	$30,000	$30,126
American Petroleum Tankers LLC, 10.25%, 2015 (n)	15,000	15,788
Commercial Barge Line Co., 12.5%, 2017	40,000	46,100
Erac USA Finance Co., 6.375%, 2017 (n)	110,000	123,319
Hertz Corp., 8.875%, 2014	20,000	20,500
Hertz Corp., 7.5%, 2018 (n)	20,000	20,700
Hertz Corp., 7.375%, 2021 (n)	35,000	35,788
Navios Maritime Acquisition Corp., 8.625%, 2017	15,000	15,525
Navios Maritime Holdings, Inc., 8.875%, 2017	20,000	21,675
Swift Services Holdings, Inc., 10%, 2018 (z)	20,000	21,700

		$351,221

U.S. Government Agencies and Equivalents - 1.7%
National Credit Union Administration Guaranteed Note, 2.9%, 2020	$20,000	$19,471
Small Business Administration, 6.35%, 2021	53,484	57,881
Small Business Administration, 4.34%, 2024	98,010	102,133
Small Business Administration, 4.99%, 2024	121,924	129,281
Small Business Administration, 4.86%, 2025	140,094	148,125
Small Business Administration, 4.625%, 2025	55,005	57,776
Small Business Administration, 5.11%, 2025	50,327	53,597

		$568,264

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited) - continued

MFS Strategic Income Series

Issuer	Shares/Par	Value ($)
BONDS - continued
U.S. Treasury Obligations - 1.6%
U.S. Treasury Notes, 1.25%, 2015	$400,000	$385,969
U.S. Treasury Notes, 2.625%, 2016	40,000	40,812
U.S. Treasury Notes, 4.625%, 2017	100,000	111,461

		$538,242

Utilities - Electric Power - 3.6%
AES Corp., 8%, 2017	$65,000	$69,875
Allegheny Energy, Inc., 5.75%, 2019 (n)	90,000	91,796
Calpine Corp., 8%, 2016 (n)	35,000	38,150
Calpine Corp., 7.875%, 2020 (n)	45,000	47,813
CMS Energy Corp., 4.25%, 2015	90,000	90,251
Colbun S.A., 6%, 2020 (n)	100,000	102,501
Covanta Holding Corp., 7.25%, 2020	20,000	20,947
Duke Energy Corp., 6.3%, 2014	72,000	80,261
Duke Energy Corp., 3.35%, 2015	140,000	142,988
Dynegy Holdings, Inc., 7.5%, 2015	10,000	8,413
Dynegy Holdings, Inc., 7.75%, 2019	40,000	31,050
Edison Mission Energy, 7%, 2017	60,000	48,150
EDP Finance B.V., 6%, 2018 (n)	130,000	123,336
Energy Future Holdings Corp., 10%, 2020	45,000	47,685
Energy Future Holdings Corp., 10%, 2020	90,000	95,371
Exelon Generation Co. LLC, 5.35%, 2014	40,000	42,971
Exelon Generation Co. LLC, 5.2%, 2019	65,000	65,872
FirstEnergy Corp., 6.45%, 2011	4,000	4,120
Genon Escrow Corp., 9.875%, 2020 (n)	55,000	57,475
Texas Competitive Electric Holdings LLC, 10.25%, 2015	15,000	8,775

		$1,217,800

Total Bonds		$33,106,477

FLOATING RATE LOANS (g)(r) - 0.4%
Automotive - 0.2%
Allison Transmission, Inc., Term Loan B, 3.01%, 2014	$68,043	$67,414

Broadcasting - 0.1%
Gray Television, Inc., Term Loan B, 3.76%, 2014	$12,915	$12,777
New Young Broadcasting Holding Co., Inc., Term Loan, 8%, 2015	12,688	12,759

		$25,536

Building - 0.0%
Goodman Global Holdings, Inc., 2nd Lien Term Loan, 9%, 2017	$1,683	$1,729

Consumer Services - 0.0%
Realogy Corp., Letter of Credit, 3.11%, 2016	$1,896	$1,792

Issuer			Shares/Par	Value ($)
FLOATING RATE LOANS(g)(r) - continued
Consumer Services - continued
Realogy Corp., Term Loan, 5.25%, 2016			$11,212	$10,596

				$12,388

Financial Institutions - 0.0%
Springleaf Finance Corp., Term Loan B, 7.25%, 2015			$6,129	$6,131

Gaming & Lodging - 0.1%
Green Valley Ranch Gaming LLC, Second Lien Term Loan, 3.5%, 2014 (d)			$47,816	$375
MGM Mirage, Term Loan, 7%, 2014			23,116	22,718

				$23,093

Total Floating Rate Loans				$136,291

CONVERTIBLE PREFERRED STOCKS - 0.2%
Automotive - 0.1%
General Motors Co., 4.75%			$670	$32,294

Insurance - 0.1%
MetLife, Inc., 5% (a)			$290	$24,605

Total Convertible Preferred Stocks				$56,899

COMMON STOCKS - 0.1%
Automotive - 0.0%
Accuride Corp. (a)			791	$10,987

Broadcasting - 0.0%
New Young Broadcasting Holding Co., Inc. (a)			6	$15,000

Printing & Publishing - 0.1%
American Media Operations, Inc. (a)			858	$14,878
Quad/Graphics, Inc. (a)			51	2,170

				$17,048

Total Common Stocks				$43,035

PREFERRED STOCKS - 0.1%
Other Banks & Diversified Financials - 0.1%
Citigroup Capital XIII, 7.875%			300	$8,220
GMAC Capital Trust I, 8.125%			1,075	27,411

Total Preferred Stocks				$35,631

	Strike Price	First Exercise
WARRANTS - 0.1%
Broadcasting - 0.1%
New Young Broadcasting Holding Co., Inc. (1 share for 1 warrant) (a)	$0.01	7/14/10	9	$22,500

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited) - continued

MFS Strategic Income Series

Issuer	Shares/Par	Value ($)
MONEY MARKET FUNDS (v) - 0.7%
MFS Institutional Money Market Portfolio, 0.19%, at Net Asset Value	239,602	$239,602

Total Investments	$33,640,435

OTHER ASSETS, LESS LIABILITIES - 1.6%	546,017

NET ASSETS - 100.0%	$34,186,452

(a)	Non-income producing security.
(d)	Non-income producing security - in default.
(e)	Guaranteed by Minister for Finance of Ireland.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $7,168,648 representing 21.0% of net assets.
(p)	Payment-in-kind security.
(q)	Interest received was less than stated coupon rate.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
ACL I Corp., 10.625%, 2016	2/10/11	$29,485	$30,126
AMC Entertainment, Inc., 9.75%, 2020	12/01/10	15,000	16,050
American Casinos, Inc., 7.5%, 2021	3/31/11	24,781	24,781
American Media, Inc., 13.5%, 2018	12/22/10	3,400	3,431
ARCap REIT, Inc., CDO, “H”, FRN, 6.076%, 2045	9/21/04	87,840	2,750
Banco de Credito del Peru, 4.75%, 2016	3/11/11	87,838	86,680
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.848%, 2040	3/01/06	183,366	102,964
Bosphorus Financial Services Ltd., FRN, 2.113%, 2012	3/08/05	25,000	24,718
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011	3/08/07	12,327	12,390
Bresnan Broadband Holdings LLC, 8%, 2018	12/01/10	5,000	5,275
Burlington Coat Factory Warehouse Corp., 10%, 2019	2/17/11	5,000	4,850
CIT Group, Inc., 5.25%, 2014	3/23/11	45,000	45,394
CIT Group, Inc., 6.625%, 2018	3/23/11	35,000	35,525
CPI International Acquisition, Inc., 8%, 2018	2/03/11	10,000	10,050
Capital Trust Realty Ltd., CDO, 5.16%, 2035	9/16/10	110,135	111,034
Cequel Communications Holdings, 8.625%, 2017	1/13/11	10,281	10,425
Chinos Acquisition Corp., 8.125%, 2019	3/01/11 - 3/02/11	24,969	24,531
Citadel Broadcasting Corp., 7.75%, 2018	12/06/10	5,000	5,419
Cogent Communications Group, Inc., 8.375%, 2018	1/11/11	10,000	10,313
Crest Ltd., “A1” CDO, FRN, 0.788%, 2018	1/21/10	72,395	87,241
Falcon Franchise Loan LLC, 6.5%, 2014	7/15/05	2,662	2,410
Falcon Franchise Loan LLC, FRN, 3.002%, 2025	1/29/03	34,386	30,379
Griffon Corp., 7.125%, 2018	3/14/11 - 3/22/11	20,200	20,350
Huntington Ingalls Industries, Inc., 7.125%, 2021	3/04/11 - 3/09/11	36,139	36,488
Kennedy Wilson, Inc., 8.75%, 2019	3/31/11	14,895	14,895
LBI Media, Inc., 8.5%, 2017	7/18/07	29,640	24,825
Local TV Finance LLC, 9.25%, 2015	11/13/07 - 2/16/11	50,139	49,669
MEG Energy Corp., 6.5%, 2021	3/14/11	5,000	5,081
Morgan Stanley Capital I, Inc., FRN, 1.43%, 2039	7/20/04	20,596	21,315
NAI Entertainment Holdings LLC, 8.25%, 2017	12/02/10 - 12/20/10	15,515	16,050
Nationstar Mortgage LLC, 10.875%, 2015	3/23/10 - 12/08/10	19,530	20,600
Packaging Dynamics Corp., 8.75%, 2016	1/25/11 - 2/01/11	15,231	15,336

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited) - continued

MFS Strategic Income Series

Restricted Securities - continued	Acquisition Date	Cost	Value
Polypore International, Inc., 7.5%, 2017	11/10/10 - 3/25/11	20,778	21,000
Prudential Securities Secured Financing Corp., FRN, 7.223%, 2013	12/06/04	$175,956	$171,495
RSC Equipment Rental, Inc., 8.25%, 2021	1/13/11 - 1/14/11	10,123	10,400
SIRIUS XM Radio, Inc., 13%, 2013	12/15/10 - 1/03/11	23,443	23,750
Salomon Brothers Mortgage Securities, Inc., FRN, 7.08%, 2032	1/07/05	138,299	140,495
Swift Services Holdings, Inc., 10%, 2018	12/15/10	20,000	21,700
Syniverse Holdings, Inc., 9.125%, 2019	12/16/10	20,433	21,200
UCI International, Inc., 8.625%, 2019	1/11/11	5,000	5,250
USI Holdings Corp., 9.75%, 2015	5/07/07	30,430	30,750
Windstream Corp., 7.75%, 2021	3/14/11	9,912	10,161
Yankee Holdings Corp., 10.25%, 2016	2/04/11 - 2/10/11	20,233	20,150

Total Restricted Securities			$1,387,696
% of Net Assets			4.1%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ILS	Israeli Sheqel
JPY	Japanese Yen
SEK	Swedish Krona

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Strategic Income Series

Supplemental Information (Unaudited) 3/31/11

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially effected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts and swap contracts.

MFS Strategic Income Series

Supplemental Information (Unaudited) 3/31/11 - continued

(1) Investment Valuations - continued

The following is a summary of the levels used as of March 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$105,687	$37,500	$14,878	$158,065
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	1,106,506	—	1,106,506
Non-U.S. Sovereign Debt	—	6,907,007	—	6,907,007
Corporate Bonds	—	18,147,911	—	18,147,911
Residential Mortgage-Backed Securities	—	526,485	—	526,485
Commercial Mortgage-Backed Securities	—	560,714	—	560,714
Asset-Backed Securities (including CDOs)	—	428,366	—	428,366
Foreign Bonds	—	5,429,488	—	5,429,488
Floating Rate Loans	—	136,291	—	136,291
Mutual Funds	239,602	—	—	239,602

Total Investments	$345,289	$33,280,268	$14,878	$33,640,435

Other Financial Instruments
Swaps	$—	$3,378	$—	$3,378
Forward Foreign Currency Exchange Contracts	—	(38,675)	—	(38,675)

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.

	Equity Securities	Corporate Bonds	Total
Balance as of 12/31/10	$—	$3,401	$3,401
Change in unrealized appreciation (depreciation)	—	30	30
Transfers into level 3	14,878	—	14,878
Transfers out of level 3	—	(3,431)	(3,431)

Balance as of 3/31/11	$14,878	$—	$14,878

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at Month 31, 2011 is $0.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$32,660,065

Gross unrealized appreciation	$1,974,238
Gross unrealized depreciation	(993,868)

Net unrealized appreciation (depreciation)	$980,370

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

MFS Strategic Income Series

Supplemental Information (Unaudited) 3/31/11 - continued

(4) Derivative Contracts at 3/31/11

Forward Foreign Currency Exchange Contracts at 3/31/11

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	CAD	Barclays Bank PLC	12,000	4/12/11	$12,117	$12,375	$258
BUY	CNY	JPMorgan Chase Bank N.A.	1,149,000	5/17/11	175,257	175,837	580
BUY	EUR	Deutsche Bank AG	90,527	4/12/11	116,931	128,276	11,345
BUY	IDR	JPMorgan Chase Bank N.A.	488,308,000	5/11/11	54,226	55,743	1,517
BUY	ILS	HSBC Bank	627,000	5/11/11	175,017	179,893	4,876
SELL	JPY	Credit Suisse Group	30,086,390	4/12/11	361,945	361,717	228
BUY	SEK	Credit Suisse Group	36,840	4/12/11	5,397	5,834	437

							$19,241

Liability Derivatives
SELL	CAD	Goldman Sachs International	198,880	4/12/11	$199,988	$205,089	$(5,101)
SELL	EUR	HSBC Bank	125,342	5/11/11	174,000	177,512	(3,512)
SELL	EUR	UBS AG	1,009,120	6/15/11	1,392,489	1,428,130	(35,641)
BUY	GBP	Barclays Bank PLC	6,000	4/12/11	9,655	9,624	(31)
SELL	GBP	Barclays Bank PLC	121,084	4/12/11	187,430	194,226	(6,796)
SELL	GBP	Deutsche Bank AG	121,084	4/12/11	187,391	194,226	(6,835)

							$(57,916)

Swap Agreements at 3/31/11

Expiration	Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives
Credit Default Swaps 9/20/14	USD	160,000	Goldman Sachs International (a)	1.0% (fixed rate)	(1)	$3,378

(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by Cargill, Inc., 7.375%, 10/01/25, an A2 rated bond. The fund entered into the contract to gain issuer exposure.
(a)	Net unamortized premiums received by the fund amounted to $255.

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap, the reference obligation for which may be either a single security or, in the case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy. If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 International Swaps and Derivatives Association (ISDA) Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap’s notional amount.

At March 31, 2011, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

MFS Strategic Income Series

Supplemental Information (Unaudited) 3/31/11 - continued

(4) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,205,257	2,774,166	(4,739,821)	239,602

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$419	$239,602

(5) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2011, are as follows:

United States	63.5%
Japan	5.2%
United Kingdom	4.8%
France	3.8%
Germany	3.0%
Canada	2.9%
Netherlands	2.4%
Italy	2.1%
Spain	1.0%
Other Countries	11.3%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

MFS INVESTMENT MANAGEMENT

MFS® Total Return Series

MFS® Variable Insurance Trust

QUARTERLY REPORT

March 31, 2011

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited)
MFS Total Return Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 60.6%
Aerospace - 4.4%
Honeywell International, Inc.	318,620	$19,024,800
Huntington Ingalls Industries, Inc. (a)	27,039	1,122,119
Lockheed Martin Corp.	595,443	47,873,617
Northrop Grumman Corp.	162,237	10,173,882
Precision Castparts Corp.	32,920	4,845,166
United Technologies Corp.	474,420	40,159,653

		$123,199,237

Alcoholic Beverages - 0.8%
Diageo PLC	934,854	$17,771,350
Heineken N.V.	81,662	4,462,022

		$22,233,372

Apparel Manufacturers - 0.1%
NIKE, Inc., “B”	48,346	$3,659,792

Automotive - 0.5%
General Motors Co. (a)	109,740	$3,405,232
Johnson Controls, Inc.	275,110	11,436,323

		$14,841,555

Broadcasting - 2.0%
Omnicom Group, Inc.	322,300	$15,812,038
Viacom, Inc., “B”	344,360	16,019,627
Walt Disney Co.	545,430	23,502,579

		$55,334,244

Brokerage & Asset Managers - 0.7%
Blackrock, Inc.	24,578	$4,940,424
Charles Schwab Corp.	268,660	4,843,940
Deutsche Boerse AG	46,118	3,499,942
Franklin Resources, Inc.	56,475	7,063,893

		$20,348,199

Business Services - 1.1%
Accenture Ltd., “A”	384,030	$21,110,129
Dun & Bradstreet Corp.	60,270	4,836,065
Western Union Co.	255,610	5,309,020

		$31,255,214

Cable TV - 0.3%
Comcast Corp., “Special A”	387,850	$9,005,877

Chemicals - 2.0%
3M Co.	246,100	$23,010,350
Celanese Corp.	40,170	1,782,343
E.I. du Pont de Nemours & Co.	108,390	5,958,198
PPG Industries, Inc.	251,200	23,916,752

		$54,667,643

Computer Software - 1.3%
Check Point Software Technologies Ltd. (a)	89,650	$4,576,633
Microsoft Corp.	151,810	3,849,902
Oracle Corp.	849,782	28,357,225

		$36,783,760

Computer Software - Systems - 1.6%
Hewlett-Packard Co.	388,951	$15,935,322

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Computer Software - Systems - continued
International Business Machines Corp.	167,160	$27,258,781

		$43,194,103

Construction - 0.6%
Pulte Homes, Inc. (a)	287,970	$2,130,978
Sherwin-Williams Co.	94,920	7,972,331
Stanley Black & Decker, Inc.	94,399	7,230,963

		$17,334,272

Consumer Products - 1.0%
Avon Products, Inc.	223,490	$6,043,170
Procter & Gamble Co.	308,711	19,016,598
Reckitt Benckiser Group PLC	77,000	3,955,217

		$29,014,985

Electrical Equipment - 1.0%
Danaher Corp.	532,600	$27,641,940

Electronics - 0.6%
Intel Corp.	537,688	$10,845,167
Microchip Technology, Inc.	119,020	4,523,950

		$15,369,117

Energy - Independent - 3.2%
Anadarko Petroleum Corp.	79,490	$6,511,821
Apache Corp.	295,320	38,663,294
EOG Resources, Inc.	114,660	13,588,357
Noble Energy, Inc.	97,270	9,401,146
Occidental Petroleum Corp.	164,830	17,223,087
Southwestern Energy Co. (a)	122,600	5,268,122

		$90,655,827

Energy - Integrated - 3.9%
Chevron Corp.	330,502	$35,505,830
Exxon Mobil Corp.	620,382	52,192,738
Hess Corp.	227,090	19,350,339
QEP Resources, Inc.	78,080	3,165,363

		$110,214,270

Engineering - Construction - 0.3%
Fluor Corp.	122,410	$9,016,721

Food & Beverages - 2.5%
General Mills, Inc.	333,130	$12,175,902
Groupe Danone	70,627	4,613,766
J.M. Smucker Co.	55,715	3,977,494
Kellogg Co.	119,767	6,465,023
Nestle S.A.	405,273	23,230,946
PepsiCo, Inc.	317,500	20,450,175

		$70,913,306

Food & Drug Stores - 0.9%
CVS Caremark Corp.	359,950	$12,353,484
Kroger Co.	179,720	4,307,888
Walgreen Co.	183,010	7,346,021

		$24,007,393

General Merchandise - 1.1%
Kohl’s Corp.	215,220	$11,415,269

1

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited) - continued

MFS Total Return Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
General Merchandise - continued
Target Corp.	383,330	$19,170,333

		$30,585,602

Health Maintenance Organizations - 0.1%
WellPoint, Inc.	31,250	$2,180,938

Insurance - 4.2%
ACE Ltd.	218,750	$14,153,125
Allstate Corp.	37,900	1,204,462
Aon Corp.	279,070	14,779,547
Chubb Corp.	93,590	5,738,003
MetLife, Inc.	769,170	34,404,974
Prudential Financial, Inc.	411,870	25,362,955
Travelers Cos., Inc.	383,280	22,797,494

		$118,440,560

Leisure & Toys - 0.3%
Hasbro, Inc.	185,470	$8,687,415

Machinery & Tools - 0.5%
Eaton Corp.	249,800	$13,848,912

Major Banks - 8.3%
Bank of America Corp.	2,043,520	$27,240,122
Bank of New York Mellon Corp.	1,259,252	37,613,857
Goldman Sachs Group, Inc.	261,660	41,465,260
JPMorgan Chase & Co.	1,372,194	63,258,143
PNC Financial Services Group, Inc.	183,370	11,550,476
State Street Corp.	403,110	18,115,763
SunTrust Banks, Inc.	95,670	2,759,123
Wells Fargo & Co.	981,570	31,115,769

		$233,118,513

Medical & Health Technology & Services - 0.3%
AmerisourceBergen Corp.	117,790	$4,659,772
Quest Diagnostics, Inc.	82,400	4,756,128

		$9,415,900

Medical Equipment - 2.3%
Becton, Dickinson & Co.	175,930	$14,007,547
Covidien PLC	144,570	7,508,966
Medtronic, Inc.	442,470	17,411,195
St. Jude Medical, Inc.	297,450	15,247,287
Thermo Fisher Scientific, Inc. (a)	196,800	10,932,240

		$65,107,235

Metals & Mining - 0.2%
Cliffs Natural Resources, Inc.	41,550	$4,083,534

Natural Gas - Pipeline - 0.4%
Kinder Morgan, Inc. (a)	80,760	$2,393,726
Williams Cos., Inc.	271,208	8,456,265

		$10,849,991

Network & Telecom - 0.4%
Cisco Systems, Inc.	672,530	$11,533,890

Oil Services - 0.4%
Schlumberger Ltd.	50,300	$4,690,978
Transocean, Inc. (a)	83,490	6,508,046

		$11,199,024

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Other Banks & Diversified Financials - 0.8%
MasterCard, Inc., “A”	29,200	$7,350,224
TCF Financial Corp.	210,900	3,344,874
Visa, Inc., “A”	85,070	6,262,853
Zions Bancorporation	188,410	4,344,735

		$21,302,686

Pharmaceuticals - 3.9%
Abbott Laboratories	546,760	$26,818,578
Bayer AG	52,454	4,061,816
GlaxoSmithKline PLC	167,688	3,199,814
Johnson & Johnson	579,490	34,334,783
Merck & Co., Inc.	99,130	3,272,281
Pfizer, Inc.	1,577,196	32,032,851
Roche Holding AG	26,174	3,738,736

		$107,458,859

Railroad & Shipping - 0.3%
Canadian National Railway Co.	60,330	$4,541,039
CSX Corp.	46,040	3,618,744

		$8,159,783

Restaurants - 0.4%
McDonald’s Corp.	130,170	$9,904,635

Specialty Chemicals - 0.7%
Air Products & Chemicals, Inc.	193,090	$17,412,856
Airgas, Inc.	26,310	1,747,510

		$19,160,366

Specialty Stores - 0.4%
Advance Auto Parts, Inc.	58,470	$3,836,801
Staples, Inc.	402,090	7,808,588

		$11,645,389

Telecommunications - Wireless - 0.8%
Vodafone Group PLC	7,613,503	$21,556,960

Telephone Services - 1.5%
AT&T, Inc.	1,198,484	$36,673,610
CenturyLink, Inc.	116,481	4,839,786

		$41,513,396

Tobacco - 2.3%
Altria Group, Inc.	212,163	$5,522,603
Philip Morris International, Inc.	741,940	48,693,522
Reynolds American, Inc.	254,210	9,032,081

		$63,248,206

Trucking - 0.2%
United Parcel Service, Inc., “B”	84,330	$6,267,406

Utilities - Electric Power - 2.0%
American Electric Power Co., Inc.	159,140	$5,592,180
Dominion Resources, Inc.	90,520	4,046,244
Entergy Corp.	91,860	6,173,911
NextEra Energy, Inc.	80,084	4,414,230
NRG Energy, Inc. (a)	195,540	4,211,932
PG&E Corp.	254,220	11,231,440
PPL Corp.	350,510	8,867,903
Public Service Enterprise Group, Inc.	355,720	11,208,737

		$55,746,577

Total Common Stocks		$1,693,706,604

2

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited) - continued

MFS Total Return Series

Issuer	Shares/Par	Value ($)
BONDS - 38.1%
Agency - Other - 0.0%
Financing Corp., 9.65%, 2018	$740,000	$1,053,618

Asset-Backed & Securitized - 2.3%
Anthracite Ltd., “A”, CDO, FRN, 0.702%, 2017 (z)	$3,052,679	$2,961,099
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.848%, 2040 (z)	2,206,998	1,239,275
Capital Trust Realty Ltd., CDO, 5.16%, 2035 (z)	2,292,200	2,313,747
Citigroup Commercial Mortgage Trust, FRN, 5.697%, 2049	5,000,000	5,409,902
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	6,624,280	6,962,652
Credit Suisse Mortgage Capital Certificate, FRN, 5.695%, 2040	3,818,128	3,967,623
Crest G-Star, CDO, FRN, 0.78%, 2016	1,021,665	1,014,003
GMAC Mortgage Corp. Loan Trust, FRN, 5.805%, 2036	1,608,422	996,886
Greenwich Capital Commercial Funding Corp., 5.475%, 2039	5,978,000	5,946,011
JPMorgan Chase Commercial Mortgage Securities Corp., 4.78%, 2042	2,485,000	2,579,684
JPMorgan Chase Commercial Mortgage Securities Corp., 5.552%, 2045	1,551,006	1,660,264
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 4.948%, 2037	2,548,000	2,609,658
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.22%, 2041	2,550,000	2,725,628
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.475%, 2043	4,339,145	4,674,724
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.863%, 2045	4,332,626	4,760,809
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.986%, 2051	5,259,422	5,579,561
Merrill Lynch Mortgage Trust, FRN, “A3”, 6.02%, 2050	808,563	844,265
Merrill Lynch Mortgage Trust, FRN, “C”, 6.02%, 2050	1,967,000	941,012
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.744%, 2050	3,818,128	3,989,478
Morgan Stanley Capital I, Inc., FRN, 0.598%, 2030 (i)(n)	3,441,205	88,534
Residential Asset Mortgage Products, Inc., FRN, 4.97%, 2034	735,427	741,249
Residential Funding Mortgage Securities, Inc., FRN, 5.32%, 2035	2,164,000	789,232
Spirit Master Funding LLC, 5.05%, 2023 (z)	1,972,861	1,715,383
Structured Asset Securities Corp., FRN, 4.67%, 2035	243,337	243,105

		$64,753,784

Issuer	Shares/Par	Value ($)
BONDS - continued
Automotive - 0.1%
Toyota Motor Credit Corp., 3.2%, 2015	$1,430,000	$1,453,749

Broadcasting - 0.1%
Hearst-Argyle Television, Inc., 7.5%, 2027	$1,871,000	$1,403,220
News America, Inc., 8.5%, 2025	1,586,000	1,933,778

		$3,336,998

Cable TV - 0.4%
Cox Communications, Inc., 4.625%, 2013	$2,949,000	$3,130,204
DIRECTV Holdings LLC, 4.6%, 2021	2,930,000	2,856,378
Time Warner Entertainment Co. LP, 8.375%, 2033	3,421,000	4,184,810

		$10,171,392

Conglomerates - 0.1%
Kennametal, Inc., 7.2%, 2012	$2,140,000	$2,230,963

Consumer Services - 0.1%
Western Union Co., 5.4%, 2011	$3,514,000	$3,617,301

Defense Electronics - 0.1%
BAE Systems Holdings, Inc., 5.2%, 2015 (n)	$2,440,000	$2,612,432

Electronics - 0.1%
Tyco Electronics Group S.A., 6.55%, 2017	$2,931,000	$3,354,254

Emerging Market Quasi-Sovereign - 0.2%
Corporacion Nacional del Cobre de Chile, 3.75%, 2020 (n)	$746,000	$697,621
Petrobras International Finance Co., 6.75%, 2041	637,000	656,242
Petroleos Mexicanos, 8%, 2019	1,753,000	2,105,353
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 2016 (n)	2,281,958	2,446,258

		$5,905,474

Emerging Market Sovereign - 0.2%
Republic of Peru, 7.35%, 2025	$184,000	$218,684
Russian Federation, 3.625%, 2015 (z)	5,000,000	5,056,250

		$5,274,934

Energy - Independent - 0.1%
Anadarko Petroleum Corp., 6.45%, 2036	$3,000,000	$2,996,127

Energy - Integrated - 0.4%
BP Capital Markets PLC, 4.5%, 2020	$683,000	$677,780
BP Capital Markets PLC, 4.742%, 2021	2,950,000	2,955,502
Hess Corp., 8.125%, 2019	700,000	878,746
Husky Energy, Inc., 5.9%, 2014	1,758,000	1,947,138
Husky Energy, Inc., 7.25%, 2019	1,793,000	2,122,548
Petro-Canada, 6.05%, 2018	3,647,000	4,104,610

		$12,686,324

3

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited) - continued

MFS Total Return Series

Issuer	Shares/Par	Value ($)
BONDS - continued
Financial Institutions - 0.1%
General Electric Capital Corp., 5.45%, 2013	$1,963,000	$2,099,146
General Electric Capital Corp., 4.625%, 2021	1,520,000	1,496,929

		$3,596,075

Food & Beverages - 0.4%
Anheuser-Busch InBev Worldwide, Inc., 8%, 2039	$2,880,000	$3,849,595
Miller Brewing Co., 5.5%, 2013 (n)	5,763,000	6,263,315

		$10,112,910

Food & Drug Stores - 0.1%
CVS Caremark Corp., 6.125%, 2016	$2,078,000	$2,340,580

Gaming & Lodging - 0.1%
Wyndham Worldwide Corp., 6%, 2016	$1,997,000	$2,116,101

Insurance - 0.2%
ING Groep N.V., 5.775% to 2015, FRN to 2049	$2,021,000	$1,869,425
MetLife, Inc., 4.75%, 2021	740,000	741,687
Metropolitan Life Global Funding, 5.125%, 2013 (n)	1,200,000	1,280,588
Metropolitan Life Global Funding, 5.125%, 2014 (n)	1,060,000	1,148,818
Prudential Financial, Inc., 6.625%, 2040	980,000	1,079,740

		$6,120,258

Insurance - Property & Casualty - 0.2%
Chubb Corp., 6.375% to 2017, FRN to 2067	$4,486,000	$4,721,515
ZFS Finance USA Trust IV, 5.875% to 2012, FRN to 2032 (n)	243,000	242,033
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2067 (n)	990,000	992,475

		$5,956,023

International Market Quasi-Sovereign - 0.7%
Achmea Hypotheekbank N.V., 3.2%, 2014 (n)	$2,020,000	$2,091,864
ING Bank N.V., 3.9%, 2014 (n)	2,900,000	3,074,447
Irish Life & Permanent PLC, 3.6%, 2013 (e)(n)	3,600,000	3,150,000
KFW International Finance, Inc., 4.875%, 2019	2,980,000	3,294,128
Royal Bank of Scotland Group PLC, 2.625%, 2012 (n)	5,190,000	5,304,751
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)	1,664,000	1,747,313

		$18,662,503

Local Authorities - 0.1%
New Jersey Turnpike Authority Rev. (Build America Bonds), “F”, 7.414%, 2040	$2,405,000	$2,661,686

Issuer	Shares/Par	Value ($)
BONDS - continued
Machinery & Tools - 0.1%
Atlas Copco AB, 5.6%, 2017 (n)	$3,117,000	$3,301,991

Major Banks - 1.8%
ABN Amro Bank N.V., FRN, 2.071%, 2014 (n)	$4,710,000	$4,712,562
Bank of America Corp., 7.375%, 2014	1,160,000	1,310,016
Bank of America Corp., 5.49%, 2019	2,160,000	2,173,632
Bank of America Corp., 7.625%, 2019	1,640,000	1,899,446
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)	1,042,000	1,000,320
Commonwealth Bank of Australia, 5%, 2019 (n)	1,620,000	1,672,878
Credit Suisse New York, 5.5%, 2014	3,360,000	3,682,920
Goldman Sachs Group, Inc., 5.625%, 2017	2,680,000	2,824,211
HSBC USA, Inc., 4.875%, 2020	1,700,000	1,664,208
JPMorgan Chase & Co., 6.3%, 2019	2,760,000	3,055,008
JPMorgan Chase Capital XXII, 6.45%, 2037	1,295,000	1,303,287
JPMorgan Chase Capital XXVII, 7%, 2039	339,000	349,297
Merrill Lynch & Co., Inc., 6.15%, 2013	2,480,000	2,671,503
Morgan Stanley, 5.75%, 2016	2,536,000	2,715,232
Morgan Stanley, 6.625%, 2018	1,980,000	2,176,250
PNC Funding Corp., 5.625%, 2017	2,078,000	2,254,005
Royal Bank of Scotland PLC, 6.125%, 2021	2,780,000	2,858,037
UniCredito Luxembourg Finance S.A., 6%, 2017 (n)	3,820,000	3,679,332
Wachovia Corp., 5.25%, 2014	7,433,000	7,949,378

		$49,951,522

Medical & Health Technology & Services - 0.2%
CareFusion Corp., 6.375%, 2019	$2,550,000	$2,850,492
Hospira, Inc., 6.05%, 2017	1,927,000	2,135,496

		$4,985,988

Metals & Mining - 0.2%
ArcelorMittal, 6.125%, 2018	$1,283,000	$1,359,023
ArcelorMittal, 5.25%, 2020	2,440,000	2,386,344
Vale Overseas Ltd., 4.625%, 2020	669,000	652,539
Vale Overseas Ltd., 6.875%, 2039	525,000	561,170

		$4,959,076

Mortgage-Backed - 12.4%
Fannie Mae, 6.233%, 2011	$207,362	$207,249
Fannie Mae, 4.79%, 2012	1,555,637	1,608,578
Fannie Mae, 4.01%, 2013	229,476	238,680
Fannie Mae, 4.02%, 2013	1,028,190	1,072,210
Fannie Mae, 4.767%, 2013	123,580	128,600
Fannie Mae, 4.845%, 2013	407,059	429,007
Fannie Mae, 5.37%, 2013 - 2018	2,515,531	2,673,927
Fannie Mae, 4.562%, 2014	1,009,135	1,068,777
Fannie Mae, 4.841%, 2014	1,727,111	1,837,574
Fannie Mae, 4.872%, 2014	895,511	944,195
Fannie Mae, 4.94%, 2015	379,000	407,350

4

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited) - continued

MFS Total Return Series

Issuer	Shares/Par	Value ($)
BONDS - continued
Mortgage-Backed - continued
Fannie Mae, 5.19%, 2015	$416,041	$450,068
Fannie Mae, 5.27%, 2016	1,121,375	1,204,358
Fannie Mae, 5.662%, 2016	316,652	342,097
Fannie Mae, 5.725%, 2016	596,517	648,356
Fannie Mae, 5.45%, 2017	790,643	848,905
Fannie Mae, 5.5%, 2017 - 2038	65,868,761	70,914,443
Fannie Mae, 6%, 2017 - 2037	32,502,600	35,701,662
Fannie Mae, 3.8%, 2018	335,520	341,550
Fannie Mae, 4.5%, 2018 - 2041	13,779,675	14,246,596
Fannie Mae, 5%, 2018 - 2041	34,378,147	36,265,078
Fannie Mae, 4.88%, 2020	996,271	1,042,394
Fannie Mae, 7.5%, 2030 - 2032	254,634	295,750
Fannie Mae, 6.5%, 2031 - 2037	9,243,215	10,439,317
Freddie Mac, 6%, 2016 - 2037	17,591,707	19,269,135
Freddie Mac, 3.882%, 2017	839,798	854,828
Freddie Mac, 5%, 2017 - 2039	25,083,783	26,410,776
Freddie Mac, 4.5%, 2018 - 2039	19,574,583	20,278,265
Freddie Mac, 5.085%, 2019	2,793,000	2,913,537
Freddie Mac, 5.5%, 2019 - 2037	11,391,301	12,290,974
Freddie Mac, 3.808%, 2020	2,402,000	2,347,813
Freddie Mac, 4%, 2024	5,199,559	5,353,108
Freddie Mac, 6.5%, 2034 - 2038	5,726,636	6,457,566
Freddie Mac, 4%, 2040 - 2041	15,646,744	15,385,580
Ginnie Mae, 6%, 2032 - 2038	6,364,460	7,033,765
Ginnie Mae, 4.5%, 2033 - 2040	12,111,328	12,560,415
Ginnie Mae, 5.5%, 2033 - 2035	7,556,550	8,233,951
Ginnie Mae, 5%, 2034 - 2039	13,931,241	14,808,679
Ginnie Mae, 4%, 2041	7,968,893	7,981,759

		$345,536,872

Natural Gas - Pipeline - 0.2%
Enterprise Products Operating LLC, 6.5%, 2019	$1,953,000	$2,219,729
Kinder Morgan Energy Partners LP, 7.4%, 2031	219,000	245,592
Kinder Morgan Energy Partners LP, 7.75%, 2032	1,000,000	1,163,452
Spectra Energy Capital LLC, 8%, 2019	1,694,000	2,059,701

		$5,688,474

Network & Telecom - 0.5%
AT&T, Inc., 6.55%, 2039	$2,940,000	$3,064,180
BellSouth Corp., 6.55%, 2034	2,642,000	2,765,326
Telecom Italia Capital, 5.25%, 2013	2,176,000	2,297,730
Verizon New York, Inc., 6.875%, 2012	5,030,000	5,324,959

		$13,452,195

Other Banks & Diversified Financials - 1.2%
American Express Co., 5.5%, 2016	$2,287,000	$2,493,141
Banco Bradesco S.A., 6.75%, 2019 (n)	1,391,000	1,460,550
Banco Santander U.S. Debt S.A.U., 3.781%, 2015 (n)	1,100,000	1,063,234
Capital One Financial Corp., 6.15%, 2016	2,872,000	3,145,015
Citigroup, Inc., 5%, 2014	2,679,000	2,797,420
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	3,021,000	3,389,169
HSBC Holdings PLC, 5.1%, 2021	1,568,000	1,576,045

Issuer	Shares/Par	Value ($)
BONDS - continued
Other Banks & Diversified Financials - continued
Lloyds TSB Bank PLC, 4.875%, 2016	$2,560,000	$2,639,677
Nordea Bank AB, 4.875%, 2021 (z)	1,880,000	1,909,249
Nordea Bank AB, 5.424% to 2015, FRN to 2049 (n)	862,000	832,991
Svenska Handelsbanken AB, 4.875%, 2014 (n)	3,040,000	3,259,227
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	4,738,000	4,678,775
Woori Bank, 6.125% to 2011, FRN to 2016 (n)	4,966,000	4,979,508

		$34,224,001

Pharmaceuticals - 0.2%
Pfizer, Inc., 7.2%, 2039	$1,240,000	$1,534,927
Roche Holdings, Inc., 6%, 2019 (n)	4,080,000	4,624,562

		$6,159,489

Real Estate - 0.5%
Boston Properties, Inc., REIT, 5%, 2015	$1,871,000	$2,007,364
HCP, Inc., REIT, 5.375%, 2021	1,703,000	1,719,829
HRPT Properties Trust, REIT, 6.25%, 2016	3,320,000	3,566,497
HRPT Properties Trust, REIT, 6.65%, 2018	1,620,000	1,768,930
Kimco Realty Corp., REIT, 6%, 2012	936,000	998,202
Simon Property Group, Inc., REIT, 5.875%, 2017	1,880,000	2,085,755
WEA Finance LLC, REIT, 6.75%, 2019 (n)	837,000	960,389

		$13,106,966

Retailers - 0.3%
Home Depot, Inc., 5.95%, 2041	$2,623,000	$2,615,692
Limited Brands, Inc., 5.25%, 2014	779,000	810,160
Wal-Mart Stores, Inc., 5.25%, 2035	5,106,000	4,991,442

		$8,417,294

Supermarkets - 0.0%
Kroger Co., 5%, 2013	$1,045,000	$1,116,540

Supranational - 0.1%
Asian Development Bank, 2.75%, 2014	$2,220,000	$2,300,939

Telecommunications - Wireless - 0.2%
Crown Castle Towers LLC, 4.883%, 2020 (n)	$830,000	$830,559
Crown Castle Towers LLC, 6.113%, 2020 (n)	1,605,000	1,739,584
Rogers Communications, Inc., 6.8%, 2018	3,340,000	3,904,574

		$6,474,717

Transportation - Services - 0.1%
Erac USA Finance Co., 7%, 2037 (n)	$2,572,000	$2,802,266

5

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited) - continued

MFS Total Return Series

Issuer	Shares/Par	Value ($)
BONDS - continued
U.S. Government Agencies and Equivalents - 0.8%
Freddie Mac, 4.625%, 2012	$13,500,000	$14,339,403
Small Business Administration, 4.77%, 2024	664,454	701,370
Small Business Administration, 5.18%, 2024	1,108,310	1,176,955
Small Business Administration, 4.99%, 2024	1,023,078	1,084,812
Small Business Administration, 5.11%, 2025	4,106,891	4,373,752

		$21,676,292

U.S. Treasury Obligations - 12.5%
U.S. Treasury Bonds, 2%, 2013	$4,762,000	$4,872,493
U.S. Treasury Bonds, 8.5%, 2020	4,816,000	6,798,463
U.S. Treasury Bonds, 8%, 2021	2,560,000	3,575,199
U.S. Treasury Bonds, 6%, 2026	278,000	338,465
U.S. Treasury Bonds, 6.75%, 2026	2,129,000	2,782,669
U.S. Treasury Bonds, 5.25%, 2029	7,300,000	8,221,625
U.S. Treasury Bonds, 5.375%, 2031	8,423,000	9,632,492
U.S. Treasury Bonds, 4.5%, 2036	3,417,000	3,450,104
U.S. Treasury Bonds, 5%, 2037	6,508,000	7,071,346
U.S. Treasury Bonds, 4.5%, 2039	33,619,400	33,608,911
U.S. Treasury Notes, 5.125%, 2011	9,768,000	9,888,576
U.S. Treasury Notes, 1.375%, 2012	14,232,400	14,367,494
U.S. Treasury Notes, 1.375%, 2012	13,751,000	13,919,670
U.S. Treasury Notes, 1.375%, 2013	15,539,000	15,722,920
U.S. Treasury Notes, 1.375%, 2013	23,897,000	24,174,205
U.S. Treasury Notes, 3.5%, 2013	8,400,000	8,881,034
U.S. Treasury Notes, 3.125%, 2013	16,178,000	17,017,234
U.S. Treasury Notes, 2.75%, 2013	36,007,000	37,568,228
U.S. Treasury Notes, 1.5%, 2013	6,564,000	6,626,049
U.S. Treasury Notes, 1.875%, 2014	1,365,000	1,388,568
U.S. Treasury Notes, 4.125%, 2015	6,910,000	7,544,856
U.S. Treasury Notes, 9.875%, 2015	2,793,000	3,767,059

Issuer	Shares/Par	Value ($)
BONDS - continued
U.S. Treasury Obligations - continued
U.S. Treasury Notes, 2.625%, 2016	$1,737,000	$1,772,282
U.S. Treasury Notes, 4.875%, 2016	6,300,000	7,111,125
U.S. Treasury Notes, 3.75%, 2018	53,528,000	56,237,855
U.S. Treasury Notes, 2.75%, 2019	22,249,500	21,740,187
U.S. Treasury Notes, TIPS, 1.25%, 2020	20,852,370	21,534,951

		$349,614,060

Utilities - Electric Power - 0.7%
Bruce Mansfield Unit, 6.85%, 2034	$4,894,739	$5,136,297
EDP Finance B.V., 6%, 2018 (n)	2,259,000	2,143,192
Enel Finance International S.A., 6.25%, 2017 (n)	2,306,000	2,525,331
MidAmerican Funding LLC, 6.927%, 2029	387,000	434,601
Oncor Electric Delivery Co., 7%, 2022	3,162,000	3,636,844
PSEG Power LLC, 6.95%, 2012	3,745,000	3,992,425
PSEG Power LLC, 5.32%, 2016	1,603,000	1,727,418
System Energy Resources, Inc., 5.129%, 2014 (z)	423,882	434,483
Waterford 3 Funding Corp., 8.09%, 2017	142,690	142,888

		$20,173,479

Total Bonds		$1,064,955,647

CONVERTIBLE PREFERRED STOCKS - 0.2%
Automotive - 0.1%
General Motors Co., 4.75%	86,200	$4,154,840

Energy - Independent - 0.1%
Apache Corp., 6%	25,000	$1,771,500

Utilities - Electric Power - 0.0%
PPL Corp., 9.5%	25,670	$1,366,666

Total Convertible Preferred Stocks		$7,293,006

MONEY MARKET FUNDS (v) - 1.2%
MFS Institutional Money Market Portfolio, 0.19%, at Net Asset Value	32,874,507	$32,874,507

Total Investments		$2,798,829,764

OTHER ASSETS, LESS LIABILITIES - (0.1)%		(3,334,499)

NET ASSETS - 100.0%		$2,795,495,265

6

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited) - continued

MFS Total Return Series

(a)	Non-income producing security.
(e)	Guaranteed by Minister for Finance of Ireland.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $76,118,094, representing 2.7% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Anthracite Ltd., “A”, CDO, FRN, 0.702%, 2017	3/19/10	$2,854,249	$2,961,099
Bayview Financial Revolving Mortgage Loan Trust, FRN,
1.848%, 2040	3/01/06	2,206,998	1,239,275
Capital Trust Realty Ltd., CDO, 5.16%, 2035	9/14/10	2,293,609	2,313,747
Nordea Bank AB, 4.875%, 2021	1/11/11	1,871,182	1,909,249
Russian Federation, 3.625%, 2015	4/22/10	4,978,240	5,056,250
Spirit Master Funding LLC, 5.05%, 2023	10/04/05	1,954,283	1,715,383
System Energy Resources, Inc., 5.129%, 2014	4/16/04 - 11/22/04	424,350	434,483

Total Restricted Securities			$15,629,486
% of Net Assets			0.6%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TIPS	Treasury Inflation Protected Security

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

7

MFS Total Return Series

Supplemental Information (Unaudited) 3/31/11

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially effected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$1,700,999,610	$—	$—	$1,700,999,610
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	372,343,970	—	372,343,970
Non-U.S. Sovereign Debt	—	32,143,850	—	32,143,850
Corporate Bonds	—	168,740,614	—	168,740,614
Residential Mortgage-Backed Securities	—	348,307,344	—	348,307,344
Commercial Mortgage-Backed Securities	—	54,455,188	—	54,455,188
Asset-Backed Securities (including CDOs)	—	7,528,124	—	7,528,124
Foreign Bonds	—	81,436,557	—	81,436,557
Mutual Funds	32,874,507	—	—	32,874,507

Total Investments	$1,733,874,117	$1,064,955,647	$—	$2,798,829,764

For further information regarding security characteristics, see the Portfolio of Investments.

8

MFS Total Return Series

Supplemental Information (Unaudited) 3/31/11 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$2,589,034,314

Gross unrealized appreciation	$273,174,910
Gross unrealized depreciation	(63,379,460)

Net unrealized appreciation (depreciation)	$209,795,450

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	41,354,810	102,405,501	(110,885,804)	32,874,507

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$11,030	$32,874,507

9

INVESTMENT MANAGEMENT

MFS® Utilities Series

MFS® Variable Insurance Trust

QUARTERLY REPORT

March 31, 2011

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited)

MFS Utilities Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 97.0%
Broadcasting - 0.4%
Viacom, Inc., “B”	152,260	$7,083,131

Cable TV - 8.7%
Comcast Corp., “Special A”	2,395,890	$55,632,566
DIRECTV, “A” (a)	68,090	3,186,612
Telenet Group Holding N.V.	590,219	27,657,485
Time Warner Cable, Inc.	385,340	27,490,156
Virgin Media, Inc.	2,148,230	59,699,312

		$173,666,131

Energy - Independent - 1.7%
EOG Resources, Inc.	45,300	$5,368,503
Occidental Petroleum Corp.	101,820	10,639,172
Williams Partners LP	333,780	17,289,804

		$33,297,479

Energy - Integrated - 4.7%
EQT Corp.	890,950	$44,458,405
QEP Resources, Inc.	1,186,920	48,117,737

		$92,576,142

Natural Gas - Distribution - 4.9%
AGL Resources, Inc.	300,440	$11,969,530
NiSource, Inc.	768,820	14,745,968
Questar Corp.	940,806	16,417,065
Sempra Energy	236,040	12,628,140
Southern Union Co.	518,060	14,826,877
Spectra Energy Corp.	881,730	23,965,421
UGI Corp.	90,490	2,977,121

		$97,530,122

Natural Gas - Pipeline - 8.6%
El Paso Corp.	3,639,417	$65,509,506
Enagas S.A.	1,173,670	26,480,125
Kinder Morgan, Inc. (a)	530,310	15,718,388
Williams Cos., Inc.	1,991,745	62,102,609

		$169,810,628

Special Products & Services - 0.7%
Hutchison Port Holdings Trust, IEU (a)	14,815,000	$14,666,850

Telecommunications - Wireless - 11.4%
America Movil S.A.B. de C.V., “L”, ADR	170,960	$9,932,776
Cellcom Israel Ltd.	1,430,310	47,371,867
Mobile TeleSystems OJSC, ADR	1,142,610	24,257,610
MTN Group Ltd.	674,368	13,613,960
NII Holdings, Inc. (a)	825,150	34,384,001
Partner Communication Co. Ltd., ADR	939,530	17,860,465
Tim Participacoes S.A., ADR	447,100	19,515,915
Vivo Participacoes S.A., ADR	1,142,325	46,127,084
Vodafone Group PLC	5,084,585	14,396,552

		$227,460,230

Telephone Services - 9.2%
American Tower Corp., “A” (a)	325,440	$16,864,301
Bezeq - The Israel
Telecommunication Corp. Ltd.	4,942,750	14,656,757
CenturyLink, Inc.	284,200	11,808,510
Crown Castle International Corp. (a)	160,700	6,837,785
Deutsche Telekom AG	63,910	984,531
France Telecom S.A.	529,966	11,874,377

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Telephone Services - continued
Portugal Telecom, SGPS, S.A.	1,940,318	$22,394,514
PT XL Axiata Tbk (a)	15,206,000	9,517,393
Qwest Communications International, Inc.	1,902,290	12,992,641
Royal KPN N.V.	1,520,598	25,902,987
TDC A/S (a)	2,543,764	20,625,898
Tele2 AB, “B”	43,664	1,008,605
Telecom Italia S.p.A.	11,792,854	15,860,472
Telenor A.S.A.	653,830	10,758,741

		$182,087,512

Utilities - Electric Power - 46.8%
AES Corp. (a)	3,608,530	$46,910,890
AES Tiete S.A., IPS	1,058,359	16,076,503
Alliant Energy Corp.	289,800	11,281,914
American Electric Power Co., Inc.	986,060	34,650,148
American Water Works Co., Inc.	545,930	15,313,337
Calpine Corp. (a)	1,709,100	27,123,417
CenterPoint Energy, Inc.	1,574,650	27,650,854
CEZ AS	767,054	39,201,029
China Hydroelectric Corp., ADR (a)	482,890	3,505,781
CMS Energy Corp.	3,024,140	59,394,110
Companhia de Saneamento de Minas Gerais - Copasa MG	810,700	13,655,254
Companhia Paranaense de Energia, ADR	371,670	10,328,709
Companhia Paranaense de Energia, IPS	320,700	8,731,274
Constellation Energy Group, Inc.	1,003,020	31,224,013
DPL, Inc.	575,540	15,775,551
E-CL S.A.	4,527,160	11,553,665
E.ON AG	321,085	9,806,144
Edison International	589,980	21,587,368
EDP Renovaveis S.A. (a)	1,899,865	13,645,527
Eletropaulo Metropolitana S.A., IPS	936,200	20,700,591
ENEL Green Power International B.V. (a)	371,673	1,031,347
ENEL OGK-5 OAO (a)	22,959,317	2,066,339
Energias de Portugal S.A.	9,978,641	38,861,458
Enersis S.A., ADR	704,120	14,659,778
Entergy Corp.	230,540	15,494,593
EVN AG	138,248	2,581,312
Federal Grid Co. of Unified Energy System JSC (a)	294,521,310	4,300,011
Fortum Corp.	652,758	22,165,115
GenOn Energy, Inc. (a)	484,840	1,847,240
International Power PLC	4,863,108	24,028,293
Light S.A.	899,560	15,537,679
National Grid PLC	3,929,892	37,447,717
NextEra Energy, Inc.	908,930	50,100,222
Northeast Utilities	535,123	18,515,256
NRG Energy, Inc. (a)	1,009,154	21,737,177
NV Energy, Inc.	661,830	9,854,649
OGE Energy Corp.	481,430	24,341,101
OGK-4 OAO (a)	20,994,883	2,067,996
PG&E Corp.	843,070	37,246,833
PPL Corp.	788,990	19,961,447
Public Service Enterprise Group, Inc.	1,350,870	42,565,914
Red Electrica de Espana	575,429	32,701,455
Scottish & Southern Energy PLC	532,770	10,777,378
TGK International GmbH	5,520,996,663	3,643,858
Tractebel Energia S.A.	1,460,100	24,683,037
Verbund AG	23,720	1,053,861

1

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited) - continued

MFS Utilities Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Utilities - Electric Power - continued
Wisconsin Energy Corp.	193,080	$5,888,940
Xcel Energy, Inc.	321,520	7,681,113

		$930,957,198

Total Common Stocks		$1,929,135,423

BONDS - 0.2%
Asset-Backed & Securitized - 0.0%
Falcon Franchise Loan LLC, FRN, 3.209%, 2023 (i)(z)	$253,884	$15,233

Utilities - Electric Power - 0.2%
Genon Escrow Corp., 9.875%, 2020 (n)	$4,545,000	$4,749,525

Total Bonds		$4,764,758

Issuer	Shares/Par	Value ($)
CONVERTIBLE PREFERRED STOCKS - 1.8%
Utilities - Electric Power - 1.8%
Great Plains Energy, Inc., 12%	141,030	$9,103,487
NextEra Energy, Inc., 7%	232,080	11,720,040
PPL Corp., 9.5%	262,860	13,994,666

Total Convertible Preferred Stocks		$34,818,193

CONVERTIBLE BONDS - 0.6%
Cable TV - 0.6%
Virgin Media, Inc., 6.5%, 2016	$7,481,000	$12,670,944

MONEY MARKET FUNDS (v) - 0.3%
MFS Institutional Money Market Portfolio, 0.19%, at Net Asset Value	6,129,959	$6,129,959

Total Investments		$1,987,519,277

OTHER ASSETS, LESS LIABILITIES - 0.1%		1,112,525

NET ASSETS - 100.0%		$1,988,631,802

(a)	Non-income producing security.
(i)	Interest only security for which the series receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $4,749,525, representing 0.2% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Falcon Franchise Loan LLC, FRN, 3.209%, 2023	1/18/02	$12,186	$15,233

% of Net Assets			0.0%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
IEU	International Equity Unit
IPS	International Preference Stock
PLC	Public Limited Company

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro
GBP	British Pound

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Utilities Series

Supplemental Information (Unaudited) 3/31/11

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially effected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of March 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$1,963,953,616	$—	$—	$1,963,953,616
Corporate Bonds	—	17,420,469	—	17,420,469
Commercial Mortgage-Backed Securities	—	15,233	—	15,233
Mutual Funds	6,129,959	—	—	6,129,959

Total Investments	$1,970,083,575	$17,435,702	$—	$1,987,519,277

Other Financial Instruments
Forward Currency Contracts	$—	$(8,049,130)	$—	$(8,049,130)

For further information regarding security characteristics, see the Portfolio of Investments.

3

MFS Utilities Series

Supplemental Information (Unaudited) 3/31/11 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,795,805,256

Gross unrealized appreciation	$279,841,327
Gross unrealized depreciation	(88,127,306)

Net unrealized appreciation (depreciation)	$191,714,021

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Derivative Contracts at 3/31/11

Forward Foreign Currency Exchange Contracts at 3/31/11

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	EUR	Citibank N.A	2,799,749	4/12/11	$3,891,091	$3,967,212	$76,121
BUY	EUR	Deutsche Bank AG	1,974,582	4/12/11	2,693,152	2,797,961	104,809
BUY	EUR	Goldman Sachs International	230,271	4/12/11	324,335	326,292	1,957
BUY	EUR	HSBC Bank	3,010,225	4/12/11	4,131,515	4,265,455	133,940
BUY	EUR	JPMorgan Chase Bank N.A.	2,238,818	4/12/11	3,096,177	3,172,380	76,203
SELL	EUR	Citibank N.A	552,199	4/12/11	783,890	782,459	1,431
BUY	GBP	Goldman Sachs International	735,622	4/12/11	1,145,474	1,179,980	34,506
BUY	GBP	HSBC Bank	1,370,417	4/12/11	2,163,334	2,198,228	34,894
BUY	GBP	UBS AG	2,867,102	4/12/11	4,429,071	4,598,998	169,927
SELL	GBP	Barclays Bank PLC	1,013,715	4/12/11	1,642,219	1,626,058	16,161
SELL	GBP	Credit Suisse Group	283,803	4/12/11	457,079	455,237	1,842
SELL	GBP	Deutsche Bank AG	601,996	4/12/11	977,687	965,636	12,051
SELL	GBP	HSBC Bank	2,289,774	4/12/11	3,700,702	3,672,929	27,773
SELL	GBP	JPMorgan Chase Bank N.A.	392,104	4/12/11	634,040	628,957	5,083

							$696,698

Liability Derivatives
BUY	EUR	Brown Brothers Harriman & Co	865,322	4/12/11	$1,229,345	$1,226,151	$(3,194)
SELL	EUR	Barclays Bank PLC	3,750,004	4/12/11	5,295,906	5,313,713	(17,807)
SELL	EUR	Credit Suisse Group	3,593,350	4/12/11	4,842,323	5,091,736	(249,413)
SELL	EUR	Deutsche Bank AG	12,376,781	4/12/11	15,986,716	17,537,758	(1,551,042)
SELL	EUR	Goldman Sachs International	385,606	4/12/11	528,859	546,400	(17,541)
SELL	EUR	HSBC Bank	1,116,621	4/12/11	1,509,827	1,582,239	(72,412)
SELL	EUR	JPMorgan Chase Bank N.A.	566,385	4/12/11	775,154	802,561	(27,407)
SELL	EUR	Morgan Stanley Capital	412,194	4/12/11	580,567	584,075	(3,508)
SELL	EUR	UBS AG	93,764,698	4/12/11 - 6/15/11	129,363,171	132,698,943	(3,335,772)
BUY	GBP	Barclays Bank PLC	369,680	4/12/11	596,709	592,987	(3,722)
BUY	GBP	Deutsche Bank AG	4,667,000	4/12/11	7,595,729	7,486,138	(109,591)
SELL	GBP	Barclays Bank PLC	30,555,081	4/12/11	47,351,674	49,012,115	(1,660,441)
SELL	GBP	Credit Suisse Group	1,006,505	4/12/11	1,595,763	1,614,492	(18,729)
SELL	GBP	Deutsche Bank AG	29,493,003	4/12/11	45,643,666	47,308,481	(1,664,815)
SELL	GBP	Goldman Sachs International	1,179,858	4/12/11	1,886,333	1,892,560	(6,227)
SELL	GBP	HSBC Bank	1,408,105	4/12/11	2,254,475	2,258,682	(4,207)

							$(8,745,828)

At March 31, 2011, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

4

MFS Utilities Series

Supplemental Information (Unaudited) 3/31/11 - continued

(4) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	28,020,520	102,014,709	(123,905,270)	6,129,959

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$14,803	$6,129,959

(5) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2011, are as follows:

United States	60.8%
Brazil	8.8%
United Kingdom	4.3%
Israel	4.0%
Portugal	3.8%
Spain	3.0%
Czech Republic	2.0%
Russia	1.8%
Belgium	1.4%
Other Countries	10.1%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

5

MFS®
INVESTMENT MANAGEMENT

MFS® Value Series

MFS® Variable Insurance Trust

QUARTERLY REPORT

March 31, 2011

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited)

MFS Value Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 98.1%
Aerospace - 8.9%
Honeywell International, Inc.	319,280	$19,064,209
Lockheed Martin Corp.	569,800	45,811,920
Northrop Grumman Corp.	226,100	14,178,731
United Technologies Corp.	328,860	27,837,999

		$106,892,859

Alcoholic Beverages - 1.3%
Diageo PLC	817,615	$15,542,665

Automotive - 0.8%
General Motors Co. (a)	59,610	$1,849,698
Johnson Controls, Inc.	177,340	7,372,024

		$9,221,722

Broadcasting - 3.1%
Omnicom Group, Inc.	253,360	$12,429,842
Viacom, Inc., “B”	147,670	6,869,608
Walt Disney Co.	412,420	17,771,178

		$37,070,628

Brokerage & Asset Managers - 0.3%
Blackrock, Inc.	18,978	$3,814,768

Business Services - 3.6%
Accenture Ltd., “A”	535,700	$29,447,429
Dun & Bradstreet Corp.	83,360	6,688,806
Western Union Co.	359,540	7,467,646

		$43,603,881

Chemicals - 2.6%
3M Co.	164,540	$15,384,490
PPG Industries, Inc.	166,026	15,807,335

		$31,191,825

Computer Software - 2.0%
Oracle Corp.	734,170	$24,499,253

Computer Software - Systems - 2.8%
Hewlett-Packard Co.	176,200	$7,218,914
International Business Machines Corp.	159,600	26,025,972

		$33,244,886

Construction - 2.0%
Pulte Homes, Inc. (a)	397,240	$2,939,576
Sherwin-Williams Co.	132,930	11,164,791
Stanley Black & Decker, Inc.	131,223	10,051,682

		$24,156,049

Consumer Products - 0.8%
Avon Products, Inc.	94,330	$2,550,683
Procter & Gamble Co.	115,034	7,086,094

		$9,636,777

Electrical Equipment - 1.0%
Danaher Corp.	238,280	$12,366,732

Electronics - 1.3%
Intel Corp.	756,380	$15,256,185

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Energy - Independent - 3.3%
Apache Corp.	145,140	$19,001,729
EOG Resources, Inc.	88,550	10,494,060
Occidental Petroleum Corp.	99,180	10,363,318

		$39,859,107

Energy - Integrated - 5.5%
Chevron Corp.	293,080	$31,485,584
Exxon Mobil Corp.	257,188	21,637,226
Hess Corp.	161,180	13,734,148

		$66,856,958

Engineering - Construction - 0.2%
Fluor Corp.	34,760	$2,560,422

Food & Beverages - 4.8%
General Mills, Inc.	464,330	$16,971,262
J.M. Smucker Co.	73,589	5,253,519
Kellogg Co.	166,570	8,991,449
Nestle S.A.	249,251	14,287,496
PepsiCo, Inc.	185,398	11,941,485

		$57,445,211

Food & Drug Stores - 0.8%
CVS Caremark Corp.	202,781	$6,959,444
Walgreen Co.	56,240	2,257,474

		$9,216,918

General Merchandise - 1.5%
Kohl’s Corp.	80,970	$4,294,649
Target Corp.	275,750	13,790,257

		$18,084,906

Insurance - 7.7%
ACE Ltd.	119,480	$7,730,356
Allstate Corp.	54,985	1,747,423
Aon Corp.	248,020	13,135,139
Chubb Corp.	132,570	8,127,867
MetLife, Inc.	655,083	29,301,863
Prudential Financial, Inc.	288,375	17,758,132
Travelers Cos., Inc.	245,490	14,601,745

		$92,402,525

Leisure & Toys - 0.6%
Hasbro, Inc.	144,020	$6,745,897

Machinery & Tools - 0.8%
Eaton Corp.	181,260	$10,049,054

Major Banks - 14.0%
Bank of America Corp.	1,454,610	$19,389,951
Bank of New York Mellon Corp.	1,030,110	30,769,386
Goldman Sachs Group, Inc.	228,012	36,133,062
JPMorgan Chase & Co.	747,490	34,459,289
PNC Financial Services Group, Inc.	155,640	9,803,764
State Street Corp.	254,280	11,427,343
SunTrust Banks, Inc.	78,820	2,273,169
Wells Fargo & Co.	784,020	24,853,434

		$169,109,398

Medical & Health Technology & Services - 0.5%
Quest Diagnostics, Inc.	114,740	$6,622,793

1

PORTFOLIO OF INVESTMENTS 3/31/11 (unaudited) - continued

MFS Value Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Medical Equipment - 3.7%
Becton, Dickinson & Co.	139,580	$11,113,360
Medtronic, Inc.	414,310	16,303,098
St. Jude Medical, Inc.	239,210	12,261,905
Thermo Fisher Scientific, Inc. (a)	98,720	5,483,896

		$45,162,259

Network & Telecom - 0.7%
Cisco Systems, Inc.	486,780	$8,348,277

Oil Services - 0.7%
Transocean, Inc. (a)	116,350	$9,069,482

Other Banks & Diversified Financials - 0.9%
MasterCard, Inc., “A”	40,874	$10,288,803

Pharmaceuticals - 7.8%
Abbott Laboratories	451,860	$22,163,733
GlaxoSmithKline PLC	236,091	4,505,076
Johnson & Johnson	491,090	29,097,083
Merck & Co., Inc.	131,530	4,341,805
Pfizer, Inc.	1,446,646	29,381,380
Roche Holding AG	36,730	5,246,572

		$94,735,649

Railroad & Shipping - 0.7%
Canadian National Railway Co.	83,890	$6,314,400
Huntington Ingalls Industries, Inc. (a)	37,683	1,563,845

		$7,878,245

Restaurants - 0.5%
McDonald’s Corp.	80,150	$6,098,614

Specialty Chemicals - 1.0%
Air Products & Chemicals, Inc.	137,096	$12,363,317

Specialty Stores - 0.8%
Advance Auto Parts, Inc.	81,340	$5,337,531
Staples, Inc.	227,030	4,408,923

		$9,746,454

Telecommunications - Wireless - 1.4%
Vodafone Group PLC	5,915,743	$16,749,903

Telephone Services - 2.8%
AT&T, Inc.	1,118,780	$34,234,668

Tobacco - 4.6%
Altria Group, Inc.	294,011	$7,653,106
Philip Morris International, Inc.	631,141	41,421,784
Reynolds American, Inc.	182,740	6,492,752

		$55,567,642

Utilities - Electric Power - 2.3%
Dominion Resources, Inc.	126,362	$5,648,381
PG&E Corp.	276,310	12,207,376
PPL Corp.	140,520	3,555,156
Public Service Enterprise Group, Inc.	208,540	6,571,095

		$27,982,008

Total Common Stocks		$1,183,676,740

Issuer	Shares/Par	Value ($)
CONVERTIBLE PREFERRED STOCKS - 0.3%
Energy - Independent - 0.2%
Apache Corp., 6%	32,270	$2,286,652

Utilities - Electric Power - 0.1%
PPL Corp., 9.5%	33,770	$1,797,915

Total Convertible Preferred Stocks		$4,084,567

MONEY MARKET FUNDS (v) - 1.5%
MFS Institutional Money Market Portfolio, 0.19%, at Net Asset Value	17,975,903	$17,975,903

Total Investments		$1,205,737,210

OTHER ASSETS, LESS LIABILITIES - 0.1%		655,252

NET ASSETS - 100.0%		$1,206,392,462

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Value Series

Supplemental Information (Unaudited) 3/31/11

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially effected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$1,187,761,307	$—	$—	$1,187,761,307
Mutual Funds	17,975,903	—	—	17,975,903

Total Investments	$1,205,737,210	$—	$—	$1,205,737,210

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,050,064,093

Gross unrealized appreciation	$182,139,769
Gross unrealized depreciation	(26,466,652)

Net unrealized appreciation (depreciation)	$155,673,117

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

3

MFS Value Series

Supplemental Information (Unaudited) 3/31/11 - continued

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	11,364,410	40,979,880	(34,368,387)	17,975,903

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$7,151	$17,975,903

4

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS VARIABLE INSURANCE TRUST

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President

Date: May 16, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President (Principal Executive Officer)

Date: May 16, 2011

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: May 16, 2011

*	Print name and title of each signing officer under his or her signature.